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                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
Schedules of Investments
    VA Small Value Portfolio.........................................................................................       1-13
    VA Large Value Portfolio.........................................................................................      14-15
    VA International Value Portfolio.................................................................................      16-20
    VA International Small Portfolio.................................................................................      21-29

Statements of Net Assets
    VA Short-Term Fixed Portfolio....................................................................................         30
    VA Global Bond Portfolio.........................................................................................      31-32

Statements of Assets and Liabilities
    VA Small Value Portfolio.........................................................................................         33
    VA Large Value Portfolio.........................................................................................         33
    VA International Value Portfolio.................................................................................         34
    VA International Small Portfolio.................................................................................         34

Statements of Operations.............................................................................................      35-36

Statements of Changes in Net Assets..................................................................................      37-39

Financial Highlights.................................................................................................      40-42

Notes to Financial Statements........................................................................................      43-47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (96.8%)
 *3-D Systems Corp.....................................        1,000   $      5,656
 *3D0 Co...............................................          700          3,653
 *3Dfx Interactive, Inc................................          130          2,511
 AAR Corp..............................................        1,000         19,750
 *ABC Rail Products Corp...............................          400          5,837
 *ACT Networks, Inc....................................        1,000         20,187
 *ACX Technologies, Inc................................        2,800         34,825
 *ADE Corp.............................................        1,000          9,719
 *AEP Industries, Inc..................................        1,100         41,594
 *ARV Assisted Living, Inc.............................          600          2,325
 #Aames Financial Corp.................................        2,800          4,025
 *Abraxas Petroleum Corp...............................        1,000          2,125
 *Accel International Corp.............................          400            812
 *Acceptance Insurance Companies, Inc..................        1,300         20,394
 *Acclaim Entertainment, Inc...........................        2,500         16,133
 Aceto Corp............................................          660          7,755
 *#Acme Metals, Inc....................................        1,000            305
 *Active Voice Corp....................................          200          2,750
 *Adaptive Broadband Corp..............................        1,000         15,812
 *Adept Technology, Inc................................          500          3,641
 *Adflex Solutions, Inc................................          700          1,597
 *Advance Lighting Technologies, Inc...................        1,000          7,172
 *Advanced Communications Group, Inc...................          500          5,031
 *#Advanced Health Corp................................        1,000          4,578
 Advanced Marketing Services, Inc......................          750         11,766
 *Advanced Neuromodulation Systems, Inc................          200          1,362
 Advanta Corp. Class A.................................        1,000         17,344
 Advanta Corp. Class B Non-Voting......................        2,000         28,062
 Advest Group, Inc.....................................          700         14,612
 *Aerovox, Inc.........................................          400            950
 *Aftermarket Technology Corp..........................        1,000         10,937
 Agco Corp.............................................        4,000         46,500
 *Air Methods Corp.....................................          300            647
 *Airgas, Inc..........................................        5,500         62,906
 *Aldila, Inc..........................................        1,300          2,559
 Alfa Corp.............................................        2,100         35,634
 Alico, Inc............................................          200          3,225
 *All American Semiconductor, Inc......................        1,300            995
 *Allen Telecom, Inc...................................          300          3,131
 Alliance Bancorp......................................        1,359         33,168
 *Alliance Semiconductor Corp..........................        3,500         16,734
 *Allied Healthcare Products, Inc......................        1,700          3,347
 *Allied Holdings, Inc.................................          100            712
 Allied Products Corp..................................        1,000          5,187
 *Allied Research Corp.................................          300          2,119
 *#Allin Communications Corp...........................          500          1,344
 *#Allou Health & Beauty Care, Inc. Class A............          500          3,531
 *Allstars Systems, Inc................................          100            166
 *Alpha Technologies Group, Inc........................          500          1,828
 *Alphanet Solutions, Inc..............................          200            794

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Amcast Industrial Corp................................          700   $     11,769
 Amcol International Corp..............................        2,100         29,794
 *#American Banknote Corp..............................        1,600            600
 American Business Products, Inc.......................          600          9,562
 *American Ecology Corp................................          700          1,969
 *American Freightways Corp............................        2,900         50,841
 *American Homepatient, Inc............................        1,000          1,984
 American Medical Security Group, Inc..................        1,800         16,762
 *American Mobile Satellite Corp.......................        1,700         24,066
 *American Oncology Resources, Inc.....................        3,700         37,578
 *American Pacific Corp................................          700          5,687
 *American Physicians Services Group, Inc..............          500          1,797
 *American Software, Inc. Class A......................        1,900          5,522
 *Amerihost Properties, Inc............................          400          1,519
 *Amerin Corp..........................................        2,600         69,712
 *Ameripath, Inc.......................................        1,700         15,433
 *Ameristar Casinos, Inc...............................        1,700          6,003
 Ameron, Inc...........................................          300         12,919
 Amerus Life Holdings, Inc. Class A....................        2,000         51,625
 Ampco-Pittsburgh Corp.................................        1,400         17,500
 *Amrep Corp...........................................          600          3,431
 *Amresco, Inc.........................................        4,200         28,612
 *Amtran, Inc..........................................          800         18,800
 *Anadigics, Inc.......................................        1,400         34,737
 Analogic Corp.........................................          100          3,259
 Andover Bancorp, Inc. DE..............................          600         17,775
 Angelica Corp.........................................          800         13,550
 *Anicom, Inc..........................................        1,700         15,672
 *Applied Digital Access, Inc..........................        1,000          4,203
 *Applied Extrusion Technologies, Inc..................        2,000         15,250
 *Applied Graphics Technologies, Inc...................        1,000         10,844
 Applied Industrial Technologies, Inc..................        2,000         33,875
 *#Applied Magnetics Corp..............................        1,700          5,100
 *Applied Microsystems Corp............................          200            609
 *Applied Signal Technologies, Inc.....................          800          7,200
 *Applix, Inc..........................................        1,000          5,437
 *#Arcadia Financial, Ltd..............................        3,900         29,006
 Arch Coal, Inc........................................        3,300         48,262
 *#Arch Communications Group, Inc......................        3,300          7,992
 Arctic Cat, Inc.......................................        1,800         15,075
 Argonaut Group, Inc...................................        2,600         69,712
 *Arkansas Best Corp...................................        2,700         24,131
 *Armco, Inc...........................................        5,000         32,187
 Arnold Industries, Inc................................        2,000         33,125
 *Arqule, Inc..........................................          500          2,250
 *Artisoft, Inc........................................        1,700          7,252
 *Asante Technologies, Inc.............................          400            281
 Asarco, Inc...........................................        3,100         49,794
 *Ascent Entertainment Group, Inc......................        3,579         40,935
 *Asche Transportation Services, Inc...................          500          2,016
 *Ashworth, Inc........................................        1,500          7,359
 *Asyst Technologies, Inc..............................          600         11,775
 *Atchison Casting Corp................................          200          2,200

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VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Atlantic American Corp...............................          100   $        434
 *Atlantic Gulf Communities Corp.......................        1,500          1,805
 *Atlantis Plastics, Inc...............................          200          2,875
 *Atrion Corp..........................................          200          1,925
 *Audiovox Corp. Class A...............................        1,300         11,294
 *Auspex Systems, Inc..................................        2,500         27,266
 *Autoimmune, Inc......................................        1,100          2,458
 Avado Brands, Inc.....................................          600          5,447
 *Avalon Holding Corp. Class A.........................          262          1,785
 *Avatar Holdings, Inc.................................        1,000         18,562
 *Avatex Corp..........................................        1,400            875
 *Aviall, Inc..........................................          800         12,550
 *Avigen, Inc..........................................          500          3,094
 *Avondale Industries, Inc.............................          500         18,250
 *Avteam, Inc. Class A.................................          500          3,578
 *Aztar Corp...........................................        3,400         22,950
 Aztec Manufacturing Co................................          500          5,031
 *BEI Electronics, Inc.................................        1,600          1,850
 BEI Technologies, Inc.................................        1,600         15,950
 *BFX Hospitality Group, Inc...........................          300            422
 *BI, Inc..............................................        1,000          9,187
 BMC Industries, Inc...................................        2,600         26,162
 BSB Bancorp, Inc......................................          900         22,894
 *BTG, Inc.............................................          300          2,156
 *BTU International, Inc...............................        1,700          7,012
 Badger Meter, Inc.....................................          200          6,725
 Bairnco Corp..........................................          900          6,244
 Baker (J.), Inc.......................................        2,200         15,950
 *Baker (Michael) Corp.................................          700          5,075
 *Baldwin Piano & Organ Co.............................          300          2,287
 *Baldwin Technology, Inc. Class A.....................        1,400          5,075
 *Bancinsurance Corp...................................          525          2,920
 *BancTec, Inc.........................................          700         11,287
 Bandag, Inc...........................................          200          6,887
 Bandag, Inc...........................................        1,000         28,625
 *Bank Plus Corp.......................................        2,100         10,959
 *Bank United Financial Corp. Class A..................        2,200         19,834
 #BankAtlantic Bancorp, Inc. Class A...................          562          4,110
 BankAtlantic Bancorp, Inc. Class B....................        1,000          7,969
 BankNorth Group, Inc. DE..............................          720         19,237
 *Basin Exploration, Inc...............................          900         15,103
 Bassett Furniture Industries, Inc.....................        2,200         52,319
 Battle Mountain Gold Co...............................       10,100         24,619
 Bay View Capital Corp.................................        1,900         34,200
 *Baycorp Holdings, Ltd................................          200            712
 *Bayou Steel Corp. Class A............................          900          3,262
 *Beazer Homes USA, Inc................................          700         15,575
 *Bel Fuse, Inc. Class A...............................          200          6,512
 Bel Fuse, Inc. Class B................................          200          5,862
 *Belco Oil & Gas Corp.................................        2,000         15,875
 *Bell Industries, Inc.................................          860          8,815
 *Bell Microproducts, Inc..............................        1,500         10,617
 *Bellwether Exploration Co............................        1,500          6,937
 *Ben & Jerry's Homemade, Inc.
   Class A.............................................        1,500         42,234
 *Benton Oil & Gas Co..................................        2,100          7,350
 *Bergen Brunswig Corp. Class A........................        2,695         59,290
 *Berlitz International, Inc...........................          900         19,181
 *Beverly Enterprises..................................        4,500         32,625
 *Big 4 Ranch, Inc.....................................          300              0
 *Binks Sames Corp.....................................          300          5,025
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Bio Vascular, Inc....................................          500   $      1,383
 *Bio-Rad Laboratories, Inc. Class A...................          400         11,275
 *BioReliance Corp.....................................          500          3,328
 *Biosource International, Inc.........................        1,000          4,875
 Birmingham Steel Corp.................................        2,500         12,812
 Blair Corp............................................          500          8,594
 Blimpie International.................................        1,000          2,625
 *Bluegreen Corp.......................................        1,500          8,437
 Bob Evans Farms, Inc..................................        2,700         52,059
 *Boca Research, Inc...................................        1,000          8,859
 *Bombay Co., Inc......................................        3,000         18,375
 *Bon-Ton Stores, Inc..................................          900          5,737
 *#Books-a-Million, Inc................................        1,400         11,550
 *Boston Communications Group, Inc.....................          600          5,625
 Bowne & Co., Inc......................................        3,600         60,300
 *Boyd Gaming Corp.....................................        5,500         32,656
 *#Brazos Sportswear, Inc..............................           50              5
 *Broadway & Seymour, Inc..............................        1,000          5,781
 *Brooks Automation, Inc...............................        1,000         18,312
 *Brookstone, Inc......................................        1,500         22,547
 *Brothers Gourmet Coffees, Inc........................          800             17
 *Brown & Sharpe Manufacturing Co. Class A.............        1,200          6,600
 *Brown (Tom), Inc.....................................        3,200         41,500
 Brown Shoe Company, Inc...............................        5,600        106,400
 *Brunswick Technologies, Inc..........................          300          1,828
 Brush Wellman, Inc....................................        1,900         32,181
 *Budget Group, Inc....................................        2,900         38,787
 *Buffets, Inc.........................................        4,000         42,000
 *Builders Transport, Inc..............................          400              9
 *Building Materials Holding Corp......................        1,500         17,531
 *Bull Run Corp. GA....................................        2,200          8,869
 Burlington Coat Factory Warehouse Corp................          500          8,437
 *Burlington Industries, Inc...........................        4,700         46,119
 *Business Resource Group..............................          500          1,672
 Butler Manufacturing Co...............................        1,000         28,125
 *C.P. Clare Corp......................................        1,000          3,656
 *CMC Industries, Inc..................................        1,000          6,469
 *CNS Income...........................................        2,300          7,691
 CPAC, Inc.............................................        1,000          7,719
 CPB, Inc..............................................        1,400         28,875
 *CSP, Inc.............................................          266          1,820
 *CTB International Corp...............................          500          4,344
 Cadmus Communications Corp............................          300          3,844
 *Caere Corp...........................................        1,500         17,812
 Calgon Carbon Corp....................................        2,800         15,925
 *California Amplifier, Inc............................        1,000          4,187
 *California Coastal Comm, Inc.........................        1,000          6,406
 *California Micro Devices Corp........................        1,000          2,219
 *Callon Petroleum Co..................................          500          5,375
 Cal-Maine Foods, Inc..................................          800          4,350
 *Cameron Ashley Building Products, Inc................        1,200         14,400
 *Canandaigua Wine Co., Inc. Class A...................        1,800         89,550
 *Cannondale Corp......................................        1,000          8,937
 *Capital Pacific Holdings, Inc........................        1,000          3,250
 Capital Re Corp.......................................        2,600         42,412
 Capitol Transamerica Corp.............................          700         10,522
 *#Caribiner International, Inc........................        1,000          5,375
 *Carmike Cinemas, Inc. Class A........................        1,000         17,562

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VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Carolina First Corp...................................          159   $      4,358
 *Carrington Laboratories, Inc.........................        1,000          2,969
 *Carson, Inc..........................................          300          1,050
 Carter-Wallace, Inc...................................        2,900         52,381
 Cascade Corp..........................................        1,000         13,500
 *Casino Data Systems..................................        1,500          5,578
 *Castle & Cooke, Inc..................................        1,400         21,875
 *Catalina Lighting, Inc...............................          600          2,700
 *Catherines Stores Corp...............................        1,500         16,500
 Cato Corp. Class A....................................        2,000         26,312
 Cavalier Homes, Inc...................................        1,000          9,062
 *Cavanaughs Hospitality Corp..........................        1,000          9,562
 *Celadon Group, Inc...................................        1,000          9,937
 *Celebrity, Inc.......................................          125            293
 *Celeris Corp.........................................        1,300          1,178
 *Celeritek, Inc.......................................          300          1,612
 *Cell Genesys, Inc....................................          500          2,406
 *#Cell Pathways, Inc..................................          581          6,391
 Cenit Bancorp, Inc....................................          300          6,131
 *Centigram Communications Corp........................          700          6,803
 *Central Garden & Pet Co..............................        3,100         42,141
 *Central Sprinkler Corp...............................          200          3,406
 Centris Group, Inc....................................          600          5,812
 Century Aluminum Co...................................        2,200         14,231
 *Ceradyne, Inc........................................        1,200          4,875
 *#Cerion Technologies, Inc............................          700            175
 *Charming Shoppes, Inc................................       12,300         62,077
 *Chart House Enterprises, Inc.........................          700          3,850
 Chartwell Re Corp.....................................        1,000         15,687
 *Chase Industries, Inc................................        1,000          8,375
 *Checkpoint System, Inc...............................        2,000         18,250
 Chemed Corp...........................................        1,000         32,437
 *Cherry Corp. Class A.................................          600          8,100
 *Cherry Corp. Class B.................................          400          5,462
 Chesapeake Corp.......................................        1,000         36,062
 #Chesapeake Energy Corp...............................        7,180         15,257
 *Chic by His, Inc.....................................        1,000          3,125
 *Children's Comprehensive Services, Inc...............          500          3,047
 Chiquita Brands International, Inc....................        2,066         16,657
 *#Chock Full O' Nuts Corp.............................        1,000         10,437
 *Chyron Corp..........................................        1,000          2,062
 *Cidco, Inc...........................................        1,000          6,187
 *Ciprico, Inc.........................................        1,000          8,719
 *Circuit City Stores, Inc. - Carmax Group.............          600          2,887
 *Circuit Systems, Inc.................................        1,300          2,681
 *Cirrus Logic, Inc....................................        4,400         33,412
 *Citadel Holding Corp.................................          300          1,519
 *Citation Corp........................................        2,000         26,687
 *Citizens, Inc. Class A...............................        1,300          7,394
 *Civic Bancorp........................................          441          6,229
 *Clean Harbors, Inc...................................          800          1,375
 Cleveland Cliffs, Inc.................................        1,100         40,700
 *Clintrials Research, Inc.............................        2,800         11,812
 *Coast Distribution System............................          300            862
 Coastal Bancorp, Inc..................................        1,000         16,062
 *Coastcast Corp.......................................        1,000         12,000
 *Cobra Electronic Corp................................        1,000          4,062
 *#Coeur d'Alene Mines Corp. ID........................        2,000          8,375
 *Coherent, Inc........................................        2,200         35,612
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Cohesion Technologies, Inc...........................        1,100   $      6,187
 *Coho Energy, Inc.....................................        1,700          1,062
 Collagen Corp.........................................        1,100         15,056
 *Comdial Corp.........................................          600          4,219
 *Command Systems, Inc.................................          200            331
 Commercial Intertech Corp.............................          800         12,100
 Commercial Metals Co..................................        1,300         30,469
 Commonwealth Bancorp, Inc.............................        1,500         24,328
 Commonwealth Industries, Inc..........................        2,100         22,772
 *Compass International Services Corp..................          400          2,637
 *Compdent Corp........................................          200          2,894
 *#Complete Management, Inc............................          700             70
 *Compucom Systems, Inc................................        2,500         10,078
 *CompUSA, Inc.........................................        3,600         29,025
 *Computer Motion, Inc.................................          200          1,775
 *Computer Outsourcing Services, Inc...................          500          4,578
 *Comshare, Inc........................................        1,000          3,406
 *Comstock Resources, Inc..............................        1,900          7,719
 *Concord Camera Corp..................................        1,000          5,187
 *Concord Fabrics, Inc. Class A........................          200            875
 *Condor Technology Solutions, Inc.....................          500          5,344
 *Cone Mills Corp. NC..................................        2,000         12,375
 *Conmed Corp..........................................        1,200         40,762
 *Conso Products Co....................................          600          3,544
 *Consolidated Freightways Corp........................        2,500         33,281
 *#Consumer Portfolio Services, Inc....................        1,000          1,937
 *#ContiFinancial Corp.................................        3,800         27,075
 Cooker Restaurant Corp................................          500          3,125
 *Copart, Inc..........................................        1,800         32,400
 *Copley Pharmaceutical, Inc...........................        1,500         14,578
 *Coram Healthcare Corp................................        4,200          9,712
 *Corporate Express, Inc...............................       11,000         72,016
 *Corrpro Companies, Inc...............................          375          3,727
 *Covenant Transport, Inc. Class A.....................        1,000         11,969
 *Coventry Health Care, Inc............................        1,900         25,294
 *Craig Corp...........................................          300          2,269
 *#Credit Acceptance Corp..............................        3,500         20,891
 *Criticare Systems, Inc...............................          600          1,294
 Cross (A.T.) Co. Class A..............................        1,800         11,250
 Cross Timbers Oil Co..................................          500          5,406
 *Crown Central Petroleum Corp.
   Class A.............................................          400          3,250
 *Crown Central Petroleum Corp.
   Class B.............................................          300          2,475
 Crown Crafts, Inc.....................................          700          3,544
 *Crown Vantage, Inc...................................        1,300          3,412
 *Crown-Andersen, Inc..................................          100            581
 Cubic Corp............................................          750         18,094
 Culp, Inc.............................................        1,000          8,250
 *Cybex International, Inc.............................          400          2,200
 *Cylink Corp..........................................        2,000          7,906
 *Cyrk, Inc............................................        1,300          8,653
 *Cytotherapeutics, Inc................................          100            102
 *Cytrx Corp...........................................          700          1,827
 *DII Group, Inc.......................................          400         13,112
 DT Industries, Inc....................................        1,300         12,472
 *DVI, Inc.............................................        1,300         20,231
 *Damark International, Inc. Class A...................          800          7,875
 Dames & Moore, Inc....................................        2,000         31,500
 *Dan River, Inc. (GA) Class A.........................          800          7,350
 Daniel Industries, Inc................................        1,400         29,400

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VA SMALL VALUE PORTFOLIO

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
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Danielson Holding Corp...............................          500   $      2,656
 *Data I/O Corp........................................        1,500          1,711
 *Data Race, Inc.......................................          400          1,825
 *Data Systems & Software, Inc.........................        1,500          4,594
 *Data Systems Network Corp............................           30             35
 *Datakey, Inc.........................................          200            525
 *Datascope Corp.......................................          500         12,531
 *DataTRAK International, Inc..........................          200            950
 *Dataware Technologies, Inc...........................          500          1,437
 *Datron Systems, Inc..................................          200          1,219
 *Datum, Inc...........................................          300          2,512
 Davel Communications, Inc.............................          329          2,015
 *#Daw Technologies, Inc...............................          800          1,025
 *Dawson Geophysical Co................................          300          3,206
 *Daxor Corp...........................................          400          4,975
 Deb Shops, Inc........................................        2,100         31,894
 *Deckers Outdoor Corp.................................        1,000          3,406
 *Del Global Technologies Corp.........................          500          4,500
 *#Delta Financial Corp................................        1,000          6,750
 Delta Woodside Industries, Inc........................        2,100         14,831
 *Denali, Inc..........................................          100            781
 *Designs, Inc.........................................        1,300          2,559
 *Detection Systems, Inc...............................          300          2,644
 Detroit Diesel Corp...................................        1,800         44,662
 *Devcon International Corp............................          400          1,244
 *Diagnostic Health Services, Inc......................          400            406
 *Diamond Home Services, Inc...........................          500          2,344
 *#Diamond Multimedia Systems, Inc.....................        3,000         13,266
 *Dianon Systems, Inc..................................          500          4,609
 *Digi International, Inc..............................        1,000          8,312
 *Digital Link Corp....................................        1,000          7,359
 Dime Community Bancorp, Inc...........................          500         11,078
 Dimon, Inc............................................        3,800         19,950
 *Discount Auto Parts, Inc.............................        1,500         37,125
 Dixie Group, Inc......................................        1,000          9,062
 *Dollar Thrifty Automotive Group, Inc.................          200          4,250
 *Dominion Homes, Inc..................................          800          6,300
 *Donna Karan International, Inc.......................          100          1,025
 *Donnkenny, Inc.......................................        1,400          1,466
 Downey Financial Corp.................................        1,653         36,366
 *Dress Barn, Inc......................................        1,900         27,966
 *Drug Emporium, Inc...................................        2,100         21,262
 *Drypers Corp.........................................          600          1,969
 *Dura Automotive Systems, Inc.........................          314          9,302
 *Durakon Industries, Inc..............................          300          3,750
 Dyersburg Corp........................................        1,100          1,512
 *Dynamics Research Corp...............................          660          3,341
 *E-Z-Em, Inc. Class A.................................          300          1,519
 *E-Z-Em, Inc. Class B.................................           27            135
 *EA Engineering Science & Technology, Inc.............          500            500
 *ECC International Corp...............................          800          2,500
 *EFTC Corp............................................        1,300          8,003
 *EIS International, Inc...............................        1,500          5,016
 EMC Insurance Group, Inc..............................          200          2,287
 *EMS Technologies, Inc................................          600          8,137
 *ESCO Electronics Corp. Trust Receipts................          900         10,856
 Eagle Bancshares, Inc.................................          500          9,422
 *Eagle Food Centers, Inc..............................        1,000          2,437
 *Eagle Geophysical, Inc...............................        1,128          3,756
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Eagle Point Software Corp............................          300   $      1,950
 Eastern Co............................................          200          5,225
 *Eclipsys Corp........................................          157          3,577
 Ecology & Environment, Inc. Class A...................          200          1,400
 Edo Corp..............................................          300          2,062
 *#Einstein/Noah Bagel Corp............................        1,600          1,725
 *Ekco Group, Inc......................................        1,600          7,600
 *El Paso Electric Co..................................        1,000          8,562
 *Elantec Semiconductor, Inc...........................        1,000          9,516
 *Elcom International, Inc.............................        1,100          6,273
 *Electric Lightwave, Inc..............................          500          5,937
 *Electro Scientific Industries, Inc...................        1,000         37,594
 *Electroglas, Inc.....................................        2,000         28,500
 *Eltrax System, Inc...................................          990          4,084
 *Emcon................................................        1,700         11,156
 *Encad, Inc...........................................        1,000          5,953
 Energen Corp..........................................        1,800         34,425
 Engle Homes, Inc......................................        1,000         13,594
 *Enserch Exploration Corp.............................        3,300         22,481
 *Enterprise Software, Inc.............................          250          1,984
 *Environmental Elements Corp..........................          600          2,137
 *Equitrac Corp........................................          300          5,325
 *Equity Oil Co........................................        2,300          2,731
 *Esterline Technologies Corp..........................        1,000         14,937
 Ethyl Corp............................................        6,200         31,000
 *Evans & Sutherland Computer Corp.....................          700         11,047
 *Exabyte Corp.........................................        1,800          9,956
 *Exar Corp............................................        1,000         20,937
 *Executone Information Systems, Inc...................        3,800         20,959
 Exide Corp............................................        2,100         32,812
 *Exponent, Inc........................................          600          4,331
 *Extended Systems, Inc................................          300          1,411
 Ezcorp, Inc. Class A Non-Voting.......................        1,100          8,147
 *FEI Co...............................................        1,000          8,312
 FFY Financial Corp....................................        1,000         18,375
 *FSI International, Inc...............................        2,400         19,500
 Fab Industries, Inc...................................          500          7,812
 *Fairchild Corp. Class A..............................        3,113         46,500
 *Fansteel, Inc........................................          700          3,937
 Farrel Corp...........................................          700          1,575
 *Fibermark, Inc.......................................        1,000         14,312
 *Filenes Basement Corp................................        2,900          4,803
 *Finish Line, Inc. Class A............................        2,500         30,625
 *Finishmaster, Inc....................................          500          2,812
 *First Alliance Corp..................................          500          1,430
 First Bell Bancorp, Inc...............................          500          9,719
 *First Cash, Inc......................................          300          3,103
 First Defiance Financial Corp.........................          700          8,312
 First Essex Bancorp...................................          500          8,344
 First Northern Capital Corp...........................          800          8,725
 *First Republic Bank..................................          600         15,675
 First Savings Bancorp, Inc. North Carolina............          200          3,937
 *#First Team Sports, Inc..............................          500          1,312
 First Washington Bancorp, Inc.........................        1,430         28,779
 *FirstFed Financial Corp. DE..........................        1,800         33,975
 *Firstwave Technologies, Inc..........................          300            619
 *Fischer Imaging Corp.................................        1,000          1,703
 *Flander Corp.........................................        2,800         10,587
 Fleming Companies, Inc................................        3,100         31,969
 Flexsteel Industries, Inc.............................          600          8,212

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Florida Panthers Holdings, Inc.
   Class A.............................................        2,500   $     27,187
 *Florsheim Group, Inc.................................          400          2,975
 Flushing Financial Corp...............................          600          8,887
 *Foodarama Supermarkets, Inc..........................          100          2,787
 *#Forcenergy, Inc.....................................        2,000          2,156
 *Forest Oil Corp......................................        3,700         39,081
 *Forward Air Corp., Inc...............................          600         16,369
 *Foster (L.B.) Co. Class A............................          800          4,450
 Foster Wheeler Corp...................................        3,700         50,875
 *Four Media Co........................................        1,000          6,687
 *Franklin Covey Co....................................        2,400         23,400
 *Franklin Electronic Publishers, Inc..................          500          2,625
 Freds, Inc. Class A...................................        2,250         29,391
 Frequency Electronics, Inc............................        1,000          8,687
 *Fresh Choice, Inc....................................          500          1,172
 *#Friedman Billings Ramsey Group, Inc. Class A........        1,000         10,437
 Friedman Industries, Inc..............................          606          2,503
 Friedmans, Inc. Class A...............................        1,000          9,062
 Frisch's Restaurants, Inc.............................          648          6,642
 *Fritz Companies, Inc.................................        2,100         22,837
 Frontier Insurance Group, Inc.........................        2,400         41,250
 Frozen Food Express Industries, Inc...................        1,200          8,400
 *G-III Apparel Group, Ltd.............................          600          1,284
 GA Financial, Inc.....................................          200          2,975
 *GC Companies, Inc....................................          300         10,837
 *GP Strategies Corp...................................          500          5,000
 *GZA Geoenvironmental Technologies, Inc...............          300          1,331
 *Gadzooks, Inc........................................          800          7,675
 Gainsco, Inc..........................................        1,500          6,844
 *Galey & Lord, Inc....................................        1,300          5,362
 *Galileo Corp.........................................          600          3,262
 *Gantos, Inc..........................................          500            453
 Garan, Inc............................................          400         11,500
 *Garden Fresh Restaurant Corp.........................          100          1,841
 *Garden Ridge Corp....................................        1,000          6,094
 *Gart Sports Co.......................................          123            838
 *Gasonics International, Inc..........................        1,300         15,803
 *Gehl Co..............................................          500         10,297
 *General Cigar Holdings, Inc. Class A.................        1,200          9,600
 *General Communications, Inc.
   Class A.............................................        5,000         24,844
 *#General Datacomm Industries, Inc....................        1,300          3,575
 General Housewares Corp...............................          300          3,750
 *General Surgical Innovations, Inc....................        1,500          5,812
 *Genesis Health Ventures, Inc.........................        3,100         13,756
 *#Geneva Steel Co. Class A............................          800            300
 *Genicom Corp.........................................          700          1,291
 *Genlyte Group, Inc...................................        1,100         23,616
 *Gensym Corp..........................................          500          1,922
 *Geoscience Corp......................................          200          1,337
 *Getty Petroleum Marketing, Inc.......................          900          2,812
 *Giant Group, Ltd.....................................          400          2,800
 Giant Industries, Inc.................................        1,000         10,562
 *Gibraltar Packaging Group, Inc.......................          900          1,125
 Gibraltar Steel Corp..................................          500         10,937
 *Gibson Greetings, Inc................................        1,400         10,237
 *Gish Biomedical, Inc.................................        1,000          2,906
 Glatfelter (P.H.) Co..................................        3,700         49,256
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Gleason Corp..........................................          200   $      3,350
 *Glenayre Technologies, Inc...........................        6,800         24,437
 *Global Industrial Technologies, Inc..................        1,900         23,631
 *#Golden Books Family Entertainment, Inc..............        1,000            345
 *Good Guys, Inc.......................................        1,200          3,769
 *Gottschalks, Inc.....................................        1,400         11,550
 *Government Technology Services, Inc..................        1,600          6,150
 *Gradco Systems, Inc..................................          700          1,728
 *Graham-Field Health Products, Inc....................        2,730          6,142
 Grand Premier Financial, Inc..........................        1,135         13,443
 Granite State Bankshares, Inc.........................          300          6,581
 Greenbrier Companies, Inc.............................        1,300         12,106
 *Griffon Corp.........................................        2,800         22,400
 Guarantee Life Companies, Inc.........................        1,100         21,794
 *Guest Supply, Inc....................................          500          5,281
 Guilford Mills, Inc...................................        1,800         18,000
 *Gundle/SLT Environmental, Inc........................        1,600          6,400
 *HCIA, Inc............................................        1,800         15,469
 HF Financial Corp.....................................          300          4,462
 HMN Financial, Inc....................................          750          9,469
 *HS Resources, Inc....................................        2,000         24,000
 *Hadco Corp...........................................        1,300         40,381
 Haggar Corp...........................................          600          7,612
 *Halter Marine Group, Inc.............................        1,100          8,112
 *Hampton Industries, Inc..............................          484          2,148
 *Harding Lawson Associates Group, Inc.................          400          3,375
 Hardinge Brothers, Inc................................        1,000         17,406
 Harleysville Group, Inc...............................        3,400         65,875
 Harman International Industries, Inc..................        1,400         62,125
 Harnischfeger Industries, Inc.........................        3,700         26,594
 *Harry's Farmers Market, Inc. Class A.................          500            453
 *Hartmarx Corp........................................        2,800         13,825
 *Harvey Entertainment Co..............................          400          2,550
 *Hastings Entertainment, Inc..........................          600          6,862
 *Hathaway Corp........................................          400            675
 *Hauser, Inc..........................................        1,100          2,716
 Haven Bancorp, Inc....................................        1,000         14,000
 Haverty Furniture Co., Inc............................        1,700         50,150
 *Hawaiian Airlines, Inc...............................        3,200          8,800
 *Hawker Pacific Aerospace.............................          300            806
 *Health Management Systems, Inc.......................        1,200          6,825
 *Healthcare Services Group, Inc.......................        2,250         20,672
 *Healthcor Holdings...................................          500            125
 Healthplan Services Corp..............................          600          5,325
 Heilig-Meyers Co......................................        5,450         37,809
 *Hello Direct, Inc....................................          300          3,403
 *Hexcel Corp..........................................        1,400         14,962
 *#Hi/Fn, Inc..........................................           25          1,446
 *High Plains Corp.....................................        1,600          3,350
 *Highlands Insurance Group, Inc.......................        1,500         16,031
 *Hirsch International Corp. Class A...................        1,000          2,219
 *Hoenig Group, Inc....................................          500          4,594
 Holly Corp............................................          500          6,375
 *Hollywood Casino Corp. Class A.......................          800          1,325
 *Hollywood Entertainment Corp.........................        3,200         82,800
 *Hollywood Park, Inc..................................        2,000         28,875
 *Hologic, Inc.........................................        2,000         15,250
 Home Port Bancorp, Inc................................          200          4,925

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Homebase, Inc.......................................        3,400   $     19,337
 *Homestead Village, Inc...............................        2,500          7,344
 Horizon Financial Corp................................        1,230         16,951
 *Hospitality Worldwide Services, Inc..................        1,000          3,500
 *Houston Exploration Co...............................        2,400         45,150
 *Hovnanian Enterprises, Inc. Class A..................        1,300         10,562
 *Hub Group, Inc. Class A..............................        1,000         27,812
 Huffy Corp............................................          800         10,750
 Hughes Supply, Inc....................................        1,450         39,059
 Hunt (J.B.) Transport Services, Inc...................        4,400         74,525
 Huntco, Inc. Class A..................................          300            862
 *Hurco Companies, Inc.................................        1,000          6,437
 *Hutchinson Technology, Inc...........................        1,600         37,150
 *Hvide Marine, Inc. Class A...........................          500            914
 *Hycor Biomedical, Inc................................          600            937
 *Hypercom Corp........................................          700          4,944
 *Hyseq, Inc...........................................        1,400          4,637
 *ICF Kaiser International, Inc........................        1,800            900
 *ICT Group, Inc.......................................          300          1,547
 *ICU Medical, Inc.....................................        1,500         26,906
 *IEC Electronics Corp.................................        1,300          4,712
 *IFR Systems, Inc.....................................        1,000          3,937
 *IHOP Corp............................................        1,600         38,300
 *II-VI, Inc...........................................        1,000          9,031
 *IMC Mortgage Co......................................        2,800            371
 IMCO Recycling, Inc...................................        1,200         20,100
 ISB Financial Corp. LA................................          100          2,131
 *ITEQ, Inc............................................        3,044          6,373
 *ITLA Capital Corp....................................        1,000         16,125
 *IVI Checkmate Corp...................................          400          1,181
 Ico, Inc..............................................        1,800          2,278
 *Ikos Systems, Inc....................................        1,000          8,687
 *Imation Corp.........................................        3,100         72,850
 *Immulogic Pharmaceutical Corp........................        1,500          2,836
 *Imperial Credit Industries, Inc......................        3,300         27,431
 Imperial Sugar Co.....................................        2,100         12,731
 *In Focus Systems, Inc................................        1,400         14,744
 *Inacom Corp..........................................        2,800         30,975
 *Industrial Distribution Group, Inc...................          500          3,375
 *Inference Corp. Class A..............................        1,500          7,172
 *Infonautics Corp. Class A............................          500          3,094
 *Information Management Associates, Inc...............          600          1,987
 *Information Resources, Inc...........................        3,200         27,300
 Ingles Market, Inc. Class A...........................          400          4,837
 *Innodata Corp........................................           66            672
 *#Inprise Corp........................................        1,900          6,887
 *Input Software, Inc..................................        1,000          5,687
 *Input/Output, Inc....................................        3,600         30,600
 *Inso Corp............................................        1,000          6,828
 Insteel Industries, Inc...............................          700          6,037
 Instron Corp..........................................        1,000         19,875
 *Insurance Auto Auctions, Inc.........................        1,000         13,000
 *Integra, Inc.........................................        1,200          1,650
 *Integrated Device Technology, Inc....................        9,137         72,239
 *Integrated Health Services, Inc......................        1,400          8,225
 *Integrated Silicon Solution, Inc.....................        2,100          5,578
 *Intelligent Systems Corp.............................          500          1,531
 *Interface Systems, Inc...............................          400            937
 Interface, Inc. Class A...............................        3,600         28,125
 *Intergraph Corp......................................        5,300         42,234
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Interlinq Software Corp..............................        1,000   $      7,984
 *Intermagnetics General Corp..........................        1,020          7,969
 International Aluminum Corp...........................          500         13,937
 International Multifoods Corp.........................        1,500         33,000
 *International Rectifier Corp.........................        4,000         43,500
 *International Remote Imaging Systems, Inc............          100            137
 International Shipholding Corp........................          400          5,575
 *International Thoroughbred Breeders, Inc.............          800            250
 *International Total Services, Inc....................          400          1,525
 *Interphase Corp......................................          900         12,937
 Interpool, Inc........................................        1,950         24,497
 *Intertan, Inc........................................          900         13,894
 *Ionics, Inc..........................................          100          3,131
 Isco, Inc.............................................          200          1,125
 *Isle of Capri Casinos, Inc...........................        3,700         26,073
 *Isolyser Co., Inc....................................        4,100         14,542
 *Iwerks Entertainment, Inc............................        1,900          1,752
 *J & J Snack Foods Corp...............................        1,800         37,125
 *J. Alexander's Corp..................................          300          1,237
 *JDA Software Group, Inc..............................          100            894
 JSB Financial, Inc....................................          900         46,125
 *Jackpot Enterprises, Inc.............................          700          5,819
 *Jaclyn, Inc..........................................          200            600
 *Jaco Electronics, Inc................................          300          1,144
 *Jacobson Stores, Inc.................................          500          3,687
 *Jan Bell Marketing, Inc..............................        2,200          6,737
 *Jason, Inc...........................................        1,700         14,344
 *Jean Philippe Fragrances, Inc........................          500          4,094
 *Johnson Worldwide Associates, Inc. Class A...........        1,500         13,406
 *Johnston Industries, Inc.............................          600          1,350
 *Johnstown American Industries, Inc...................        1,300         20,394
 *Jos. A. Bank Clothiers, Inc..........................        1,000          7,172
 *Jps Packaging Company................................          500          2,437
 *#Jumbosports, Inc....................................        1,700            208
 *#Just for Feet, Inc..................................        1,200          9,112
 Justin Industries, Inc................................        3,300         43,828
 K Swiss, Inc. Class A.................................          600         34,500
 K2, Inc...............................................        1,200         11,925
 KCS Energy, Inc.......................................        3,100          1,744
 *KLLM Transport Services, Inc.........................          500          3,375
 *KVH Industries, Inc..................................          500          1,219
 *Kaiser Aluminum Corp.................................        7,000         61,250
 *Kaiser Ventures, Inc.................................        1,600         22,400
 Kaman Corp. Class A...................................        1,800         23,962
 Katy Industries, Inc..................................          800         13,150
 Kellwood Co...........................................        1,800         42,750
 *Kemet Corp...........................................        1,000         16,062
 *Kent Electronics Corp................................        2,600         33,962
 *Key Energy Group, Inc................................        1,000          3,187
 *Key Production Co., Inc..............................          800          6,800
 *Key Tronic Corp......................................        1,000          5,344
 *Keystone Consolidated Industries, Inc................          598          4,373
 Kimball International, Inc. Class B...................        2,000         35,875
 *Kimmins Corp.........................................          300            380
 *Kinark Corp..........................................          100            225
 *Kinnard Investment, Inc..............................          300          1,214
 *Kitty Hawk, Inc......................................        1,000          7,906

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Klamath First Bancorp, Inc............................        1,300   $     20,394
 Knape & Vogt Manufacturing Co.........................          500          7,875
 *Komag, Inc...........................................        5,700         21,553
 *Koss Corp............................................        1,000         12,312
 *Kulicke & Soffa Industries, Inc......................        3,100         65,294
 LNR Property Corp.....................................          200          4,000
 LTV Corp..............................................        2,000         12,250
 *LTX Corp.............................................        3,900         34,856
 *La Jolla Pharmceutical Co............................          500            539
 Lab Holdings, Inc.....................................          300          4,219
 *Laboratory Corp. of America Holdings, Inc............        1,500          3,750
 *Laclede Steel Co.....................................          200             91
 *Ladd Furniture, Inc..................................        1,200         24,600
 *Lai Worldwide, Inc...................................          100            594
 *Lakes Gaming, Inc....................................          825          9,642
 *Lam Research Corp....................................          500         13,859
 *Lamson & Sessions Co.................................        1,500          8,812
 *Lancer Corp..........................................          300          2,344
 *Landair Corp.........................................          300          1,430
 Landamerica Financial Group, Inc......................          800         22,950
 *Landrys Seafood Restaurants, Inc.....................        3,300         30,525
 *Larscom, Inc.........................................          200            506
 *#LaserSight Corporation..............................        1,300         22,466
 *Layne Christensen Co.................................        1,000          6,687
 *Lazare Kaplan International, Inc.....................        1,000          9,500
 *Leapnet, Inc.........................................        1,000          2,469
 *#Leasing Solutions, Inc..............................        1,200          1,275
 *Lechters, Inc........................................        2,200          5,088
 Lesco, Inc............................................          500          8,875
 Life USA Holdings, Inc................................        2,700         53,916
 Lifetime Hoan Corp....................................          800          7,200
 Lillian Vernon Corp...................................          800         10,300
 Lindberg Corp.........................................          400          4,700
 *Lodgenet Entertainment Corp..........................        2,000         24,875
 *Lodgian, Inc.........................................        1,200          8,400
 *Loehmanns, Inc.......................................          200            178
 *#Logic Devices, Inc..................................          700          2,428
 *Lone Star Steakhouse Saloon..........................        4,300         43,672
 *Lone Star Technologies, Inc..........................        1,800         28,013
 Longview Fibre Co.....................................        1,700         23,056
 *Loronix Information Systems, Inc.....................          200          1,988
 *Louis Dreyfus Natural Gas Corp.......................        3,350         65,325
 Luby's Cafeterias, Inc................................          400          6,800
 Lufkin Industries, Inc................................          600         10,069
 *Lumisy, Inc..........................................        1,100          4,263
 *Lunar Corp...........................................          500          4,141
 *Lydall, Inc. DE......................................        1,000         12,063
 M.A. Hanna Co.........................................        3,900         57,525
 *#M.H. Meyerson & Co., Inc............................          200          1,563
 MDC Holdings, Inc.....................................        1,400         27,650
 *MEMC Electronic Materials, Inc.......................        2,700         22,275
 MI Schottenstein Homes, Inc...........................          800         15,500
 *MIM Corp.............................................          200            544
 MMI Companies, Inc....................................        1,000         17,250
 *MRV Communications, Inc..............................        2,900         33,894
 *MS Carriers, Inc.....................................        2,100         66,806
 MTS Systems Corp......................................        1,600         18,800
 *Magellan Health Services, Inc........................        1,800         14,513
 *Magnetek, Inc........................................        1,000         10,125
 *Magnum Hunter Resources, Inc.........................          500          1,813
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Main Street & Main, Inc..............................        1,000   $      3,563
 *Manugistic Group, Inc................................        1,500         13,547
 *Mapinfo Corp.........................................          100          1,888
 Marcus Corp...........................................        1,500         18,844
 *Marine Transport Corp................................          360          1,541
 *Mariner Post-Acute Network, Inc......................        2,400          5,400
 *Marisa Christina, Inc................................          600            469
 Maritrans, Inc........................................        1,000          5,750
 *Marlton Technologies, Inc............................          200            938
 Marsh Supermarkets, Inc. Class A......................          300          4,463
 Marsh Supermarkets, Inc. Class B......................          400          5,000
 *Marshall Industries..................................        1,100         19,388
 *Material Sciences Corp...............................          800          8,900
 *Matlack Systems, Inc.................................          200          1,038
 *Matria Healthcare, Inc...............................        3,400         20,188
 *Matrix Pharmaceutical, Inc...........................        1,700          7,995
 *Matrix Service Co....................................        1,800          7,088
 *Mattson Technology, Inc..............................        1,200          8,625
 *Maverick Tube Corp...................................        2,200         28,531
 *Maxco, Inc...........................................          700          4,681
 *Maxicare Health Plans, Inc...........................          500          2,484
 *Maxim Group, Inc.....................................          900          8,100
 *Maxxam, Inc..........................................          500         30,625
 *Maxxim Medical, Inc..................................          700         11,113
 *McNaughton Apparel Group, Inc........................          800          4,850
 *McWhorter Technologies, Inc..........................          500          6,938
 Meadowbrook Insurance Group, Inc......................          500          6,750
 *Medaphis Corp........................................        8,600         42,731
 Medford Bancorp, Inc..................................          600          9,900
 *Media 100, Inc.......................................          700          4,703
 *Medical Alliance, Inc................................          400          1,075
 *Medical Graphics Corp................................          300            403
 *#Medical Resources, Inc..............................          600          1,256
 *Medicore, Inc........................................          500            531
 *Medstone International, Inc..........................          300          2,184
 Merchants Bancorp, Inc................................          400         11,075
 *Mercury Air Group, Inc...............................          400          2,650
 *Meridian Data, Inc...................................        1,000          7,563
 Meridian Insurance Group, Inc.........................          660         10,931
 *Meridian Resource Corp...............................        1,000          5,375
 *Merisel, Inc.........................................        2,500          5,820
 *Merix Corp...........................................          500          3,000
 *Mesa Air Group, Inc..................................        3,800         25,056
 *Mesaba Holdings, Inc.................................        1,050         15,586
 *Metacreations Corp...................................        1,900         11,222
 *#Metal Management, Inc...............................        4,300          7,928
 *Metals USA, Inc......................................          200          2,300
 *Metatec Corp. Class A................................        1,100          4,916
 *Metra Biosystems, Inc................................        2,000          2,156
 *Metrika System Corp..................................          200          1,913
 *Metrocall, Inc.......................................        5,080         14,843
 *Metromedia International Group, Inc..................        3,600         29,925
 *Michael Anthony Jewelers, Inc........................          500          1,969
 Michael Foods, Inc....................................        1,700         39,844
 *Michaels Stores, Inc.................................        3,400         91,163
 *Micro Linear Corp....................................        1,000          3,609
 *Micro Warehouse, Inc.................................        3,600         55,913
 *Microage, Inc........................................        2,200         12,306
 *Microcide Pharmaceuticals, Inc.......................          400          1,681
 *Microsemi Corp.......................................        1,000          9,719
 *Microtest, Inc.......................................        1,700          4,516

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Microtouch Systems, Inc..............................        1,000   $     14,688
 *Microwave Power Dynamics, Inc........................          400          6,050
 Mid America Banccorp..................................          899         21,801
 *Midway Airlines Corp.................................          500          5,156
 *Midwest Grain Products, Inc..........................          600          5,588
 Mikasa, Inc...........................................        1,200         13,350
 *Mikohn Gaming Corp...................................        1,800          6,863
 *Miller Industries, Inc...............................        1,800          8,663
 *Miltope Group, Inc...................................          500            578
 Mine Safety Appliances Co.............................          500         31,594
 Mississippi Chemical Corp.............................        2,800         26,950
 Mitchell Energy & Development Corp. Class B...........          200          3,225
 *Monarch Casino and Resort, Inc.......................          500          2,953
 *Monarch Dental Corp..................................          500          1,797
 Monarch Machine Tool Co...............................          300          2,644
 *Monro Muffler Brake, Inc.............................          630          5,335
 *Moog, Inc. Class A...................................          500         13,719
 *Moore Medical Corp...................................          100          1,056
 Moore Products Co.....................................          100          2,338
 *Morgan Products, Ltd.................................          700          2,603
 *Morrison Knudsen Corp................................        3,900         38,756
 *#Morrow Snowboards, Inc..............................          100             22
 *Mosaix, Inc..........................................        1,000         10,406
 *Mother's Work, Inc...................................          200          2,238
 *Motor Car Parts & Accessories, Inc...................          200          1,156
 Movado Group, Inc.....................................          937         22,605
 *Movie Gallery, Inc...................................        2,100         12,928
 *Multiple Zones International, Inc....................          500          4,438
 *Mutual Savings Bank FSB Bay City, MI.................          500          6,453
 *Mylex Corp...........................................        1,500          7,922
 *N & F Worldwide Corp.................................        1,500         11,625
 *NABI, Inc............................................        3,900         11,091
 NBT Bancorp...........................................        1,131         23,468
 NCH Corp..............................................          200         10,975
 *NCS Healthcare, Inc..................................          600          8,175
 *NPS Pharmaceuticals, Inc.............................        1,000          7,000
 *NS Group, Inc........................................        1,200          8,550
 *NSC Corp.............................................        1,269          1,487
 NYMAGIC, Inc..........................................        1,000         12,500
 *Napco Security Systems, Inc..........................          500          1,438
 Nash Finch Co.........................................          900          8,381
 *Nashua Corp..........................................          500          5,688
 *Nastech Pharmaceutical Co., Inc......................        1,000          2,656
 *Nathans Famous, Inc..................................          400          1,513
 *National City Bancorp................................          798         15,960
 *National Home Centers, Inc...........................          500            625
 *National Home Health Care Corp.......................          206            895
 National Presto Industries, Inc.......................          500         18,656
 *National Processing, Inc.............................          600          3,600
 *National Research Corp...............................          300            806
 National Steel Corp. Class B..........................        2,800         21,350
 National Technical Systems, Inc.......................          100            450
 *National Techteam, Inc...............................        1,200          6,413
 *Natural Alternatives International, Inc..............          200            719
 *Natural Microsystems Corp............................          300          1,838
 *Natural Wonders, Inc.................................          700          2,603
 Nelson (Thomas), Inc..................................          300          2,944
 *Neopath, Inc.........................................          500          1,984
 *Netmanage, Inc.......................................        5,928         15,654
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Netrix Corp..........................................        1,300   $      4,306
 *Network Computing Devices, Inc.......................        1,300          6,175
 *Network Equipment Technologies, Inc..................        2,200         22,825
 *Network Peripherals, Inc.............................          800         11,575
 *Neurocrine Biosciences, Inc..........................        1,500          8,156
 *New Brunswick Scientific Co., Inc....................          418          3,919
 *New Horizons Worldwide, Inc..........................          600         12,038
 Newmil Bancorp, Inc...................................          200          2,013
 *Newpark Resources, Inc...............................          400          3,600
 #Newport Corp.........................................          500          7,594
 *Nexthealth, Inc......................................          700            766
 *#Niagara Corp........................................          100            716
 *Nine West Group......................................        3,100         86,025
 *Nitinol Medical Technologies, Inc....................          200            625
 *Nobel Learning Communities, Inc......................          200          1,100
 *Noodle Kidoodle, Inc.................................        1,700         10,997
 *Nord Resources Corp..................................        1,900            772
 *Norstan, Inc.........................................          300          3,384
 *North Face, Inc......................................        1,200         10,763
 Northland Cranberries, Inc. Class A...................        1,000          9,031
 *Northwestern Steel & Wire Co.........................        3,900          4,753
 *Novacare, Inc........................................        5,600         11,900
 *Nu Horizons Electronics Corp.........................        1,100          6,806
 *Nuevo Energy Co......................................        1,400         21,350
 *Numerex Corp. Class A................................        1,000          3,719
 O'Sullivan Corp.......................................        1,600         14,200
 *O'Sullivan Industries Holdings, Inc..................        1,100         18,288
 *O.I. Corp............................................          400          1,913
 *ODS Networks, Inc....................................        1,300          4,469
 *OMNI Energy Services Corp............................          200            875
 *OSI Systems, Inc.....................................          100            538
 *Oak Technology, Inc..................................        4,600         16,028
 *Objective Systems Integrators, Inc...................        2,500          7,148
 Ocean Financial Corp..................................        1,600         28,050
 *Oceaneering International, Inc.......................          500          7,719
 *Ocwen Financial Corp.................................        1,500         13,031
 *Offshore Logistics, Inc..............................        2,800         31,588
 Oil-Dri Corp. of America..............................          100          1,538
 *Old Dominion Freight Lines, Inc......................        1,000         11,750
 Olsten Corp...........................................        4,600         40,825
 *Olympic Steel, Inc...................................        1,700         13,069
 *Omtool, Ltd..........................................          500          1,906
 *One Price Clothing Stores, Inc.......................        1,900          7,808
 *Onyx Acceptance Corp.................................          100            791
 *Onyx Pharmacueticals, Inc............................          800          6,450
 *Opinion Research Corp................................          200          1,075
 *Opta Food Ingredients, Inc...........................        1,300          4,245
 *Opti, Inc............................................        1,200          7,613
 Optical Coating Laboratory, Inc.......................        1,000         64,938
 *Optika Imaging Systems, Inc..........................          400          2,450
 *Option Care, Inc.....................................          800          1,875
 *Orange Co., Inc......................................          700          3,588
 Oregon Steel Mills, Inc...............................        2,700         36,956
 *Oroamerica, Inc......................................          700          5,359
 *Ortel Corp...........................................          200          2,150
 *Orthologic Corp......................................        2,000          5,344
 Oshkosh Truck Corp. Class B...........................        1,700         67,256
 *Oshman's Sporting Goods, Inc.........................          500          1,313
 *Osmonics, Inc........................................        1,300         15,275
 *Ostex International, Inc.............................        2,000          2,594

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Outlook Group Corp...................................          400   $      1,525
 *Outsource International, Inc.........................          300          1,345
 Overseas Shipholding Group, Inc.......................        1,800         22,500
 Owosso Corp...........................................          200          1,050
 Oxford Industries, Inc................................          700         19,425
 *P-Com, Inc...........................................        4,700         20,783
 *PC Service Source, Inc...............................        1,000          3,813
 *PIA Merchandising Services, Inc......................          200            513
 *PLM International, Inc...............................        1,000          6,000
 *PMR Corp.............................................          100            391
 *PPT Vision, Inc......................................          300          1,425
 *PS Group Holdings, Inc...............................          500          5,500
 PXRE Corp.............................................        1,511         28,142
 *Pancho's Mexican Buffet, Inc.........................          133            511
 *Panera Bread CO......................................          600          4,200
 *Par Technology Corp..................................        1,000          6,500
 *Paragon Trade Brands, Inc............................          500          1,250
 Park Electrochemical Corp.............................        1,300         31,119
 *Parker Drilling Co...................................        6,700         20,938
 *Park-Ohio Holdings Corp..............................        1,700         27,519
 *Parlex Corp..........................................          200          2,775
 *Parlux Fragrances, Inc...............................        2,400          4,875
 #Patina Oil & Gas Corp................................        1,000          5,125
 Patrick Industries, Inc...............................        1,000         13,000
 *Patterson Energy, Inc................................        3,400         28,209
 *Paul Harris Stores, Inc..............................          500          3,234
 Paula Financial, Inc..................................          300          2,578
 *Paxson Communications Corp...........................        3,000         38,813
 *Payless Cashways, Inc................................           34             70
 *Paymentech, Inc......................................        3,100         77,694
 *Pediatric Services of America, Inc...................        1,000          1,531
 Penford Corp..........................................          400          5,263
 *#Penn Traffic Co.....................................          200             44
 *Penn Treaty American Corp............................          600         15,113
 Penn Virginia Corp....................................          400          7,750
 Penn-America Group, Inc...............................          500          5,500
 #Penncorp Financial Group, Inc........................        2,100          1,181
 Pennfed Financial Services, Inc.......................        1,000         14,563
 *Pentacon, Inc........................................        1,000          4,938
 *Penwest Pharmaceuticals Company......................          600          5,250
 Peoples Bancor........................................        1,900         19,772
 *#Peoples Choice TV Corp..............................        1,000          9,344
 *Perceptron, Inc......................................          200          1,013
 *Perini Corp..........................................          400          2,000
 *Periphonics Corp.....................................        1,200         12,825
 *Perrigo Co...........................................        4,900         44,866
 *Personnel Group of America, Inc......................        1,300         14,788
 *Petco Animal Supplies, Inc...........................        2,500         35,234
 *Petrocorp, Inc.......................................        1,700         10,200
 *Petroleum Development Corp...........................          700          3,183
 *Pharmchem Laboratories, Inc..........................          500          1,297
 *Phar-Mor, Inc........................................        1,100          5,259
 Phillips-Van Heusen Corp..............................        2,500         21,875
 *Phoenix International Life Sciences, Inc.............           34            288
 *Phoenix International, Ltd...........................          300          1,884
 *Phoenix Technologies, Ltd............................        1,800         19,575
 *Photon Dynamics, Inc.................................          400          3,556
 *Phycor, Inc..........................................        6,300         44,198
 *Phymatrix Corp.......................................        1,600          2,625
 *Physician Reliance Network, Inc......................        4,200         39,244
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Piccadilly Cafeterias, Inc............................          900   $      9,563
 *Pico Holdings, Inc...................................          780         15,795
 *Picturetel Corp......................................        3,800         33,606
 Pillowtex Corp........................................        1,100         17,875
 Pinnacle Bancshares, Inc..............................          200          2,025
 *Pinnacle Global Group, Inc...........................          300          1,838
 *Pinnacle Systems, Inc................................          240         12,345
 Pioneer Standard Electronics, Inc.....................        2,300         22,497
 Pitt-Des Moines, Inc..................................        1,000         25,250
 Pittston Co. Burlington Group.........................        1,700         18,381
 *Planar Systems, Inc..................................        1,800         14,513
 *#Planet Hollywood, Inc...............................        7,600          6,650
 *Players International, Inc...........................        5,000         32,656
 *#Pluma, Inc..........................................          200             25
 *Polymedica Industries, Inc...........................          500          4,328
 *Polymer Group, Inc...................................        2,500         30,625
 *Pool Energy Services Co..............................        1,900         31,766
 Pope & Talbot, Inc....................................        1,100         11,000
 *Powercerv Corp.......................................        1,300          2,844
 *Powerhouse Technologies, Inc.........................          900         16,622
 *Power-One, Inc.......................................          200          3,269
 *Powertel, Inc........................................        2,500         62,031
 *Praegitzer Industries, Inc...........................        1,000          5,438
 *Precision Response, Corp.............................        1,500          8,813
 Presidential Life Corp................................        2,900         53,197
 *Price Communications Corp............................        3,050         43,463
 *Pricesmart, Inc......................................          450         11,363
 *Pride International, Inc.............................        4,100         42,794
 *Primark Corp.........................................          600         16,238
 Prime Bancorp, Inc....................................          660         17,779
 *Prime Hospitality Corp...............................        3,900         40,706
 *Prime Medical Services, Inc..........................        1,500         11,203
 Primesource Corp......................................          500          3,266
 *Priority Healthcare Corp.............................          537         18,426
 *#Procyte Corp........................................        1,100            808
 *ProMedCo Management Company..........................        2,200          9,006
 *Protocol Systems, Inc................................        1,400         13,344
 *Proxim, Inc..........................................          900         34,425
 *#Pure World, Inc.....................................          220            949
 *Pyramid Breweries, Inc...............................          300            586
 *QMS, Inc.............................................          900          3,994
 *Qad, Inc.............................................          200            694
 *Quad Systems Corp....................................        1,200          2,288
 Quaker Chemical Corp..................................          500          8,688
 *Quaker City Bancorp, Inc.............................          625         10,469
 *Quaker Fabric Corp...................................        1,250          6,289
 *Quality Dining, Inc..................................        1,400          4,288
 *Quality Systems, Inc.................................        1,000          5,813
 Quanex Corp...........................................        1,600         41,800
 *Quest Diagnostics, Inc...............................        1,700         43,456
 *Quintel Entertainment, Inc...........................        1,000          1,641
 Quixote Corp..........................................        1,000         13,125
 *R & B, Inc...........................................        1,100          9,350
 *RCM Technologies, Inc................................          500          7,234
 *RDO Equipment Co. Class A............................          200          1,850
 RLI Corp..............................................          750         27,891
 *RMH Teleservices, Inc................................          200            594
 RPC, Inc..............................................        2,400         21,600
 *#RTI International Metals, Inc.......................        1,500         19,969
 *RTW, Inc.............................................        1,000          6,375
 *Radiance Medical Systems, Inc........................        1,000          2,813

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Rag Shops, Inc.......................................          200   $        488
 *Railamerica, Inc.....................................          500          4,844
 *Railtex, Inc.........................................        1,000         13,875
 *Rainbow Technologies, Inc............................          800          7,975
 *Rainforest Cafe, Inc.................................        2,800         15,138
 *Rally's Hamburgers, Inc..............................        1,300            894
 *Ramsay Youth Services, Inc...........................          233          1,362
 #Range Resources Corp.................................        3,000         14,438
 *Rare Hospitality International, Inc..................        1,800         41,175
 *Reading Entertainment, Inc...........................          400          3,163
 *Read-Rite Corp.......................................        1,900         12,469
 *#Recoton Corp........................................          800          7,988
 *Red Roof Inns, Inc...................................        1,600         28,800
 *#Redhook Ale Brewery, Inc............................        1,000          3,969
 Redwood Empire Bancorp................................          200          5,150
 *Refac Technology Development Corp....................          300          2,100
 *Regeneron Pharmaceuticals, Inc.......................        2,100         14,930
 *Reliability, Inc.....................................          500          2,047
 *Relm Wireless Corp...................................          400            963
 *Rentrak Corp.........................................          100            397
 *#Reptron Electronics, Inc............................        1,000          4,156
 Republic Bancorp, Inc.................................        1,201         15,425
 Republic Security Financial Corp......................        5,452         45,490
 *Research Partners International, Inc.................          300          1,116
 Resource America, Inc.................................        1,100         15,847
 Resource Bancshares Mortgage Group, Inc...............        1,630         16,962
 *Response Oncology, Inc...............................          873          2,810
 *Rex Stores Corp......................................          500         10,313
 *Riddell Sports, Inc..................................        1,700          5,100
 *#Ride, Inc...........................................        2,000          2,125
 Riggs National Corp...................................        2,000         33,188
 *Right Management Consultants, Inc....................          300          4,988
 *Rightchoice Managed Care, Inc. Class A...............          300          3,600
 Riverview Bancorp, Inc................................          300          3,581
 Roanoke Electric Steel Corp...........................        1,800         28,800
 *Roberds, Inc.........................................          500          1,234
 *Robotic Vision Systems, Inc..........................        1,500          4,289
 *#Rochester Medical Corp..............................          200          2,238
 *Rock Bottom Restaurants, Inc.........................        1,600         14,375
 *Rockshox, Inc........................................        1,500          1,500
 Rock-Tenn Co. Class A.................................        2,400         36,300
 *Rocky Shoes & Boots, Inc.............................          100            672
 *Rofin-Sinar Technologies, Inc........................        1,000          8,219
 *Rogue Wave Software, Inc.............................          500          4,375
 Rollins Truck Leasing Corp............................        5,850         63,619
 Roslyn Bancorp, Inc...................................        2,050         36,964
 *Rottlund, Inc........................................          500          2,500
 Rouge Industries, Inc. Class A........................          900          7,875
 *Rural/Metro Corp.....................................        1,000          7,438
 Russ Berrie & Co., Inc................................          500         12,844
 *Ryans Family Steak Houses, Inc.......................        4,500         52,031
 Ryland Group, Inc.....................................        1,800         50,063
 *S&K Famous Brands, Inc...............................          400          3,863
 *S3, Inc..............................................        5,600         37,625
 SCPIE Holdings, Inc...................................        1,100         31,350
 *SED International Holdings, Inc......................        1,000          2,531
 *SEMX Corp............................................        1,000          3,031
 *SPR, Inc.............................................          200          1,344
 *SSE Telecom, Inc.....................................          500            586
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *STM Wireless, Inc. Class A...........................          200   $        538
 *#SYNC Research, Inc..................................        1,100            550
 *Safety 1st, Inc......................................          200          1,063
 *San Filippo (John B.) & Son, Inc.....................          800          2,775
 Sanderson Farms, Inc..................................        1,300         17,306
 *Sandisk Corp.........................................        1,500         46,875
 *Sands Regent Casino Hotel............................          400            750
 *Santa Cruz Operation, Inc............................        2,400         14,175
 *Santa Fe Snyder Corp.................................        7,900         67,150
 *Saucony, Inc. Class B................................          300          5,081
 *Savoir Technology Group, Inc.........................          500          4,844
 *Scan-Optics, Inc.....................................        1,000          3,344
 Schnitzer Steel Industries, Inc.
   Class A.............................................        1,000         15,125
 *Scholastic Corp......................................        1,100         53,453
 *#Schuff Steel Company................................          200          1,238
 *Schuler Homes, Inc...................................        1,800         13,050
 Schulman (A.), Inc....................................        2,100         35,044
 Schweitzer-Maudoit Int'l, Inc.........................          700         10,719
 Scotsman Industries, Inc..............................        1,200         24,675
 *Seacor Smit, Inc.....................................        1,000         49,625
 *Seattle Filmworks, Inc...............................        1,000          3,219
 *Secom General Corp...................................           80            183
 *Segue Software, Inc..................................          300          1,903
 *Seibels Bruce Group, Inc.............................        1,000          4,875
 *Seitel, Inc..........................................        2,000         31,625
 Selective Insurance Group, Inc........................        2,100         39,375
 *Semitool, Inc........................................        1,300         11,091
 *Sensormatic Electronics Corp.........................        1,800         24,075
 *Sequa Corp. Class A..................................          200         11,575
 *Sequent Computer Systems, Inc........................        4,700         61,394
 *Service Experts, Inc.................................          500          9,281
 *#Service Merchandise Co., Inc........................        8,800          3,575
 *Sharper Image Corp...................................          500          4,531
 *Shaw Group, Inc......................................        1,000         13,063
 *Sheldahl, Inc........................................        1,000          6,031
 *Shells Seafood Restaurants, Inc......................          300          1,322
 *Shiloh Industries, Inc...............................        1,100         13,647
 *Shoe Carnival, Inc...................................          800         12,950
 *Sholodge, Inc........................................          600          2,888
 *Shoney's, Inc........................................        2,258          5,222
 *Sierra Health Services, Inc..........................        1,100         16,775
 Sifco Industries, Inc.................................          400          3,550
 *Sight Resource Corp..................................        1,700          6,641
 *Signal Technology Corp...............................          600          3,225
 *Signature Eyewear, Inc...............................          200            775
 *Silicon Valley Group, Inc............................        3,800         52,488
 *Silverleaf Resorts, Inc..............................          500          3,875
 *Simione Central Holdings, Inc........................          400          1,069
 Simmons First National Corp. Class A..................          200          6,725
 Simpson Industries, Inc...............................        1,900         19,119
 *Simula, Inc..........................................          500          2,688
 *Sitel Corp...........................................        4,000         11,000
 *Sizzler International, Inc...........................        2,400          4,800
 Skyline Corp..........................................          900         28,069
 Skywest, Inc..........................................        2,200         51,013
 Smart & Final Food, Inc...............................        2,000         19,125
 *Smartflex Systems, Inc...............................        1,000          4,313
 Smith (A.O.) Corp.....................................        1,200         29,250
 Smith (A.O.) Corp. Convertible
   Class A.............................................          300          7,275

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Smithway Motor Express Corp.
   Class A.............................................          100   $      1,022
 *Sodak Gaming, Inc....................................        1,900         17,456
 *Softech, Inc.........................................          300            694
 *#Software Spectrum, Inc..............................        1,000         13,531
 *Sola International, Inc..............................        2,500         41,719
 *Sonosight, Inc.......................................          366          6,382
 South Jersey Industries, Inc..........................          500         14,000
 *Southern Energy Homes, Inc...........................        1,200          5,550
 *#Southern Pacific Funding Corp.......................        1,200            132
 *Southwall Technologies, Inc..........................          500          1,586
 Southwestern Energy Co................................        2,200         20,763
 *Spacelabs Medical, Inc...............................        1,000         15,563
 Spartan Motors, Inc...................................        1,000          5,781
 *Sparton Corp.........................................          500          3,094
 *Spectran Corp........................................          500          4,602
 *Spectrum Control, Inc................................          500          3,094
 *SpeedFam-IPEC, Inc...................................        3,065         40,037
 *Speizman Industries, Inc.............................          300            975
 *Sport Chalet, Inc....................................          600          3,525
 *Sport Supply Group, Inc..............................          300          3,150
 *Sports Authority, Inc................................        1,800          9,000
 *Sports Club Co., Inc.................................          600          2,700
 *Sportsman's Guide, Inc...............................        1,000          5,016
 St. Mary Land & Exploration Co........................          100          1,981
 St. Paul Bancorp, Inc.................................        3,000         77,813
 *#Stac Software, Inc..................................           25            147
 *Staffmark, Inc.......................................        1,500         16,359
 Standard Commercial Corp..............................          856          5,457
 *Standard Management Corp.............................          700          4,528
 *Standard Microsystems Corp...........................        1,600         12,500
 Standard Motor Products, Inc.
   Class A.............................................        1,100         26,194
 Standard Pacific Corp. DE.............................        2,600         34,125
 Standard Products Co..................................        1,400         31,238
 *Stanley Furniture, Inc...............................          400          8,350
 *Starcraft Corp.......................................          200            781
 Starrett (L.S.) Co. Class A...........................          200          5,438
 *Startec Global Communications Corp...................          300          2,456
 *#Starter Corp........................................        2,300          2,875
 Steel Technologies, Inc...............................        1,500         13,453
 Stepan Co.............................................          500         12,344
 Stephan Co............................................          200            975
 Sterling Bancorp......................................          500         10,250
 *Sterling Financial Corp. WA..........................          600          9,038
 Stewart & Stevenson Services, Inc.....................        3,000         33,281
 Stewart Information Services Corp.....................        1,000         19,438
 Stifel Financial Corp.................................          551          5,269
 *Stimsonite Corp......................................        1,200         12,038
 Stone & Webster, Inc..................................          800         19,600
 *Storage Computer Corp................................          100            200
 *Stormedia, Inc. Class A..............................        1,000              1
 *Strategic Distribution, Inc..........................        2,000          4,656
 *Stratus Properties, Inc..............................        1,300          6,094
 *Strawbridge and Clothier Liquidating Trust...........          900            200
 Stride Rite Corp......................................          500          5,219
 *Strouds, Inc.........................................        1,100          1,856
 *Stuart Entertainment, Inc............................          600            120
 *Suburban Lodges of America, Inc......................        2,200         14,781
 *Successories, Inc....................................          200            625
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Summit Technology, Inc...............................          500   $      9,859
 *#Sun Healthcare Group, Inc...........................        4,800          5,400
 *Sun Television and Appliances, Inc...................        2,400             34
 *#Sunbeam Corp........................................        3,700         26,131
 *Sunrise Medical, Inc.................................        2,000         16,625
 *Sunrise Resources, Inc...............................        1,400          5,731
 Superior Surgical Manufacturing Co., Inc..............          800         10,800
 *Suprema Specialties, Inc.............................        1,200          7,388
 *Supreme International Corp...........................        1,000         10,781
 *Swift Energy Corp....................................        1,200         15,525
 *Swiss Army Brands, Inc...............................        1,700         14,078
 *Sylvan, Inc..........................................          400          4,550
 *Symmetricom, Inc.....................................        2,100         13,256
 *Syms Corp............................................        1,500         11,906
 Synalloy Corp. DE.....................................        1,000          8,250
 *Synbiotics Corp......................................          600          2,288
 *Syncor International Corp. DE........................          900         30,488
 *Syntellect, Inc......................................        1,300          2,031
 *Synthetic Industries, Inc............................          400          8,988
 *Syntroleum Corp......................................          450          3,291
 *TBA Entertainment Corp...............................          500          2,203
 *TBC Corp.............................................        2,600         18,444
 TCBY Enterprises, Inc.................................        2,200         14,575
 *TCSI Corp............................................        3,800          9,916
 *#TII Industries, Inc.................................        1,200          2,175
 TJ International, Inc.................................        1,400         37,975
 *TRC Companies, Inc...................................          300          1,519
 *TRM Copy Centers Corp................................        1,000          6,188
 Tab Products Co. DE...................................          400          2,600
 *Taco Cabana, Inc.....................................        2,500         26,484
 *Tandy Brand Accessories, Inc.........................          500          7,953
 *Tandy Crafts, Inc....................................        1,000          3,375
 *Technology Research Corp.............................          300            323
 *Tech-Sym Corp........................................          300          6,581
 *Tegal Corp...........................................        1,200          4,163
 Telxon Corp...........................................          500          5,234
 Terra Industries, Inc.................................        6,200         24,413
 *Tesoro Petroleum Corp................................        3,100         36,619
 *Tesseract Group, Inc.................................        1,000          3,406
 *Tetra Technologies, Inc..............................          800          6,800
 Texas Industries, Inc.................................        1,800         65,475
 *Texas Micro, Inc.....................................        1,000          6,344
 *Thermedics, Inc......................................        1,400         12,075
 *#Thermo Bioanalysis Corp.............................          600         10,950
 *Thermo Ecotek Corp...................................          500          5,313
 *Thermo Power Corp....................................        1,000         11,563
 *Thermo Sentron, Inc..................................          500          6,625
 *Thermo Terratech, Inc................................          500          2,875
 *ThermoQuest Corp.....................................          500          6,375
 Thermoretec Corp......................................          900          3,713
 *Thermospectra Corp...................................        1,000         15,438
 *Thermotrex Corp......................................        1,000          8,188
 Thomas Industries, Inc................................          450          9,113
 Thomaston Mills, Inc..................................          400          1,213
 *#Thorn Apple Valley, Inc.............................        1,500          2,531
 *Tipperary Corp.......................................        1,000          1,688
 Titan International, Inc..............................        1,200         11,250
 #Titanium Metals Corp.................................        2,700         18,900
 *Todd Shipyards Corp..................................          800          4,300
 *Tokheim Corp.........................................          800          7,900

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Topps, Inc...........................................        3,800   $     24,106
 Toro Co...............................................        1,000         33,563
 *Tower Air, Inc.......................................        1,100          2,819
 *#Trans World Airlines, Inc...........................        3,000         15,563
 *Transcoastal Marine Services, Inc....................        1,400          6,081
 *Transfinancial Holdings, Inc.........................          300          1,350
 *Transmedia Network, Inc..............................          200            750
 Transtechnology Corp..................................          500          9,750
 *Transworld Healthcare, Inc...........................        2,000          7,813
 *#Travel Ports of America, Inc........................          228            958
 Tremont Corp. DE......................................          600         11,700
 *Trend-Lines, Inc. Class A............................          200            463
 *Trico Marine Services, Inc...........................        1,500         10,734
 *Trident Microsystems, Inc............................          900          6,131
 *Tridex Corp..........................................          300            816
 Trigen Energy Corp....................................          400          6,525
 Trion, Inc............................................          100            422
 *Tripos, Inc..........................................          100            788
 *Trism, Inc...........................................          500            391
 *Triumph Group........................................          500         15,313
 *Trump Hotels & Casino Resorts, Inc...................        2,000         10,625
 *Tuboscope Vetco International, Inc...................        2,800         37,450
 *Tultex Corp..........................................        2,500          1,875
 *Turner Corp..........................................          450          7,819
 Twin Disc, Inc........................................          200          3,800
 U.S. Bancorp, Inc.....................................        1,500         23,344
 *#U.S. Diagnostic, Inc................................        2,500          3,711
 U.S. Freightways Corp.................................        1,500         59,203
 *U.S. Office Products, Co.............................        3,800         19,772
 *U.S. Vision, Inc.....................................          100            498
 *US Can Corp..........................................        1,100         19,663
 *US Xpress Enterprises, Inc. Class A..................        1,000         12,000
 *UTI Energy Corp......................................        1,500         21,563
 *Ugly Duckling Corp...................................        2,000         15,063
 *Ultimate Electronics, Inc............................        1,300         18,728
 *Ultradata Corp.......................................          100            697
 *Ultrafem, Inc........................................        1,000             35
 *Ultrak, Inc..........................................        1,400          9,144
 *Ultralife Batteries, Inc.............................          300          1,359
 *Ultratech Stepper, Inc...............................        1,700         22,206
 Unico American Corp...................................          500          5,344
 *UniComp, Inc.........................................        1,000          5,938
 Unifirst Corp.........................................        1,100         19,800
 *Unimark Group, Inc...................................        1,000          3,547
 *Uni-Marts, Inc.......................................          500          1,000
 *Union Acceptance Corp. Class A.......................          500          3,438
 *Unique Casual Restaurants, Inc.......................          900          3,544
 *Uniroyal Technology Corp.............................        2,100         19,884
 Unisource Worldwide, Inc..............................        4,000         47,000
 *Unit Corp............................................        2,600         15,438
 *United American Healthcare Corp.,....................          700            963
 #United Companies Financial Corp......................        2,300            253
 United Industrial Corp................................        1,400         16,100
 *#United Retail Group, Inc............................        1,100         15,881
 *United States Home Corp..............................        1,000         34,500
 United Wisconsin Services, Inc........................        1,800         12,375
 *Universal American Financial Corp....................          700          2,450
 *Universal Electronics, Inc...........................          300          7,444
 *Universal International, Inc.........................          400          1,038
 *Universal Stainless & Alloy Products, Inc............          300          1,800
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Universal Standard Medical Labs, Inc.................          500   $        156
 *Uno Restaurant Corp..................................          600          4,688
 *Urocor, Inc..........................................        1,100          6,050
 *Urologix, Inc........................................        1,000          3,031
 *Utilx Corp...........................................          800          2,600
 *VLSI Technology, Inc.................................        5,000        104,531
 *VTEL Corp............................................        2,600         12,838
 *VWR Scientific Products Corp.........................          400         11,425
 *Vallen Corp..........................................        1,000         16,375
 Valmont Industries, Inc...............................          500          8,188
 *Value City Department Stores, Inc....................        2,600         24,863
 Value Line, Inc.......................................          600         22,425
 *Valuevision International, Inc. Class A..............        2,700         41,175
 *Vans, Inc............................................        1,500         16,313
 *#Vari L Co., Inc.....................................          300          2,269
 *Variflex, Inc........................................        1,200          5,775
 Varlen Corp...........................................        2,081         78,688
 *Vectra Technologies, Inc.............................          500             11
 *Venator Group, Inc...................................        5,000         54,688
 *Vencor, Inc..........................................        5,500          3,781
 *Venture Stores, Inc..................................        1,500             19
 *Verilink Corp........................................          500          1,641
 *Veritas DGC, Inc.....................................          500          9,125
 *Verity, Inc..........................................        1,500         49,453
 Vermont Financial Services Corp.......................        1,200         37,575
 *Vertex Communications Corp...........................          200          2,963
 Vesta Insurance Group, Inc............................        1,000          5,063
 *Vestcom Int'l, Inc...................................          300          1,744
 *Veterinary Centers of America, Inc...................        1,500         20,859
 *Viagrafix Corp.......................................          100            616
 *Viasoft, Inc.........................................        1,500          5,859
 *#Vicon Industries, Inc...............................          200          1,838
 *Vicorp Restaurants, Inc..............................          800         13,100
 *Video Display Corp...................................          300          1,416
 *Video Services Corp..................................          500          1,094
 *Video Update, Inc....................................        2,175          1,937
 *Videonics, Inc.......................................          200            188
 Virco Manufacturing Corp..............................          990         19,058
 *Virtualfund.Com, Inc.................................          900          1,434
 *Vista Medical Technologies, Inc......................          500            797
 Vital Signs, Inc......................................          700         13,431
 WFS Financial, Inc....................................        1,800         21,150
 *WHX Corp.............................................        2,200         16,500
 *WLR Foods, Inc.......................................        1,314         10,060
 *WPI Group, Inc.......................................        1,000          3,938
 Wabash National Corp..................................        1,000         19,063
 *Walbro Corp..........................................        1,600         31,200
 *Walker Interactive Systems, Inc......................          500          1,703
 *Wall Data, Inc.......................................          600          6,056
 *Warrantech Corp......................................        1,000          3,391
 Warren Bancorp, Inc...................................          600          4,875
 *Washington Homes, Inc................................          700          5,513
 Washington Savings Bank FSB Waldorf, MD...............          400          1,600
 *Waterlink, Inc.......................................        1,500          6,094
 Watkins-Johnson Co....................................          500         12,375
 Watts Industries, Inc. Class A........................        1,600         27,100
 Webb (Del) Corp.......................................        1,600         36,000
 *Weirton Steel Corp...................................        3,600          8,550
 Wellman, Inc..........................................        3,500         47,688
 *#Wells-Gardner Electronics Corp......................          210            617

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Wesbanco, Inc.........................................          700   $     20,519
 *West Coast Entertainment Corp........................          200             81
 *West Marine, Inc.....................................        1,100         14,094
 Westcorp, Inc.........................................        2,800         26,075
 Westerfed Financial Corp..............................          500          8,422
 *Western Beef, Inc....................................          500          3,188
 *Weston (Roy F.), Inc. Class A........................          600          1,781
 *Wickes Lumber Co.....................................        1,200          6,188
 *Williams Clayton Energy, Inc.........................          700          4,572
 *#Wilshire Financial Services Group, Inc..............          600            216
 *Wilshire Oil Co. of Texas............................          515          2,124
 *Windmere Corp........................................        1,000         13,125
 Wiser Oil Co..........................................          800          2,600
 Wolohan Lumber Co.....................................          600          7,463
 *Wolverine Tube, Inc..................................        1,400         33,338
 Woodhead Industries, Inc..............................          500          6,313
 *Workgroup Technology Corp............................          900          1,659
 *Worldtex, Inc........................................        1,200          3,225
 *Xetel Corp...........................................        1,300          3,656
 *Xicor, Inc...........................................        1,600          2,300
 *Xtra Corp............................................          300         13,350
 Yankee Energy Systems, Inc............................          900         28,406
 *Yellow Corp..........................................        3,400         57,800
 York Financial Corp...................................          793         12,093
 *Zaring National Corp.................................          100            838
 *Zemex Corp...........................................          756          4,725
 Zenith National Insurance Corp........................        1,500         34,125
 *Zoll Medical Corp....................................          900         11,109
 *#Zoltek Companies, Inc...............................        1,000          7,781
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Zygo Corp............................................        1,000   $      7,938
 *Zymetx, Inc..........................................          200            413
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,985,438)...................................                  18,281,786
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Arch Communications Warrants 09/01/03
   (Cost $0)...........................................        5,704              0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $615,825) to be
   repurchased at $604,309.
   (Cost $604,000).....................................  $       604        604,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,589,438)++.................................                $ 18,885,786
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (97.8%)
 AK Steel Holding Corp.................................         2,200  $     52,800
 *AMR Corp.............................................         9,500       618,094
 AVX Corp..............................................         2,100        42,919
 *Advanced Micro Devices, Inc..........................         7,300       135,050
 Advanta Corp. Class A.................................           166         2,879
 Advanta Corp. Class B Non-Voting......................           272         3,816
 Aetna, Inc............................................         7,300       662,931
 *Alaska Air Group, Inc................................         1,100        45,650
 Albemarle Corp........................................         1,000        22,437
 Alexander & Baldwin, Inc..............................         3,100        70,137
 *Allegheny Corp.......................................           102        18,462
 Alliant Energy Corp...................................         3,600       108,675
 Ambac, Inc............................................         2,200       128,287
 Amerada Hess Corp.....................................         5,200       311,675
 *America West Holdings Corp.
   Class B.............................................         2,000        39,000
 American Annuity Group, Inc...........................         1,700        39,950
 American Financial Group, Inc.........................         2,500        84,375
 American General Corp.................................         9,219       666,073
 *American Greetings Corp. Class A.....................         2,600        74,425
 American National Insurance Co........................           600        42,487
 Amerus Life Holdings, Inc. Class A....................         1,500        38,719
 Apache Corp...........................................         5,800       208,800
 Arch Coal, Inc........................................         1,600        23,400
 Archer-Daniels Midland Co.............................        36,756       551,340
 Argonaut Group, Inc...................................           300         8,044
 *Arrow Electronics, Inc...............................         7,300       126,837
 Asarco, Inc...........................................         1,700        27,306
 Atlantic Richfield Co.................................         1,200       100,425
 Avnet, Inc............................................         1,800        78,412
 *BJ Services, Co......................................         3,500        96,469
 Baker Hughes, Inc.....................................         3,100        96,487
 Bancwest Corp.........................................         1,200        45,600
 Bankers Trust New York Corp...........................         1,100       101,819
 Bear Stearns Companies, Inc...........................         5,734       254,446
 Belo (A.H.) Corp. Class A.............................         4,900       108,106
 Berkley (W.R.) Corp...................................         1,400        35,700
 *Bethlehem Steel Corp.................................         7,200        59,850
 *Beverly Enterprises..................................         4,000        29,000
 Black & Decker Corp...................................         2,600       148,037
 Block Drug Co., Inc. Class A..........................           318        11,806
 Boise Cascade Corp....................................         3,800       150,575
 Borg Warner Automotive, Inc...........................           400        22,175
 Bowater, Inc..........................................         1,200        61,800
 Brunswick Corp........................................         3,900        93,600
 Burlington Northern Santa Fe Corp.....................        34,600     1,072,600
 *CNA Financial Corp...................................        10,100       438,719
 CSX Corp..............................................        11,800       553,862
 *Cabletron Systems, Inc...............................         7,700       114,537
 Capital Re Corp.......................................         1,000        16,312
 Carpenter Technology Corp.............................           600        17,100
 Case Corp.............................................         3,700       173,900
 Champion International Corp...........................         4,700       240,875
 Chesapeake Corp.......................................           700        25,244
 Chiquita Brands International, Inc....................         2,100        16,931
 *Chris-Craft Industries, Inc..........................         1,291        59,547
 Cincinnati Financial Corp.............................         8,390       345,825
 *Circus Circus Enterprises, Inc.......................         4,700        99,287
 *Commerce Group, Inc..................................         1,400        32,462
 Comsat Corp. Series 1.................................         1,800        58,725
 Consolidated Papers, Inc..............................         3,900       108,225
 *ContiFinancial Corp..................................         1,000         7,125
 Cooper Tire & Rubber Co...............................         1,400        33,250

                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Corporate Express, Inc...............................         2,000  $     13,094
 Countrywide Credit Industries, Inc....................         5,600       230,300
 Crown Cork & Seal Co., Inc............................         6,300       197,662
 #Cummins Engine Co., Inc..............................         2,100       106,312
 *Cypress Semiconductor Corp...........................         3,600        40,050
 Cyprus Amax Minerals Co., Inc.........................         5,200        65,325
 *Delphi Automotive Systems Corp.......................        21,596       423,840
 Devon Energy Corp.....................................         1,000        34,750
 Dillards, Inc. Class A................................         5,300       186,162
 ENSCO International, Inc..............................         7,200       127,800
 Enhance Financial Services Group, Inc.................         1,000        19,562
 Enron Oil & Gas Corp..................................         2,800        53,375
 *Enserch Exploration Corp.............................         1,899        12,937
 Everest Reinsurance Holdings, Inc.....................         2,900        95,337
 *Extended Stay America, Inc...........................         4,800        51,000
 FBL Financial Group, Inc. Class A.....................         1,100        22,069
 *Federated Department Stores, Inc.....................        10,600       577,700
 Financial Security Assurance Holdings, Ltd............           900        51,075
 Florida East Coast Industries, Inc....................         1,200        42,000
 *Fluor Corp...........................................         3,400       126,650
 Ford Motor Co.........................................        15,300       873,056
 Fortune Brands, Inc...................................        12,800       523,200
 *Fruit of The Loom, Inc. Class A......................         2,400        24,750
 GATX Corp.............................................         1,200        46,575
 General Motors Corp...................................        30,900     2,132,100
 *General Motors Corp. Class H.........................         5,600       307,300
 *Genesis Health Ventures, Inc.........................         1,200         5,325
 Georgia-Pacific Corp..................................         5,300       458,119
 *Golden State Bancorp, Inc............................         2,600        63,862
 Golden West Financial Corp............................         1,400       132,825
 #Goodrich (B.F.) Co...................................         1,300        52,650
 Great Atlantic & Pacific Tea Co., Inc.................         1,900        62,225
 Great Lakes Chemical Corp.............................         2,000        90,375
 Harnischfeger Industries, Inc.........................         2,000        14,375
 *Harris Corp..........................................         1,400        52,937
 *Healthsouth Corp.....................................        10,900       145,787
 *Helmerich & Payne, Inc...............................         2,500        58,281
 Hilton Hotels Corp....................................        18,000       247,500
 Hollinger International, Inc. Class A.................         2,500        34,687
 Host Marriott Corp....................................           302         3,775
 *Humana, Inc..........................................         6,000        75,375
 *IBP, Inc.............................................         3,100        66,456
 IMC Global, Inc.......................................         5,800       121,437
 *IVAX Corp............................................           300         4,031
 Ikon Office Solutions, Inc............................         6,100        85,019
 *Integrated Health Services, Inc......................         2,000        11,750
 *Interim Services, Inc................................         2,200        47,987
 International Paper Co................................        23,913     1,195,650
 *International Speciality Products, Inc...............         3,500        32,813
 *K Mart Corp..........................................        22,000       338,250
 Kennametal, Inc.......................................         1,200        34,125
 Kerr-McGee Corp.......................................         2,300       106,950
 LNR Property Corp.....................................           500        10,000
 LTV Corp..............................................         3,900        23,888
 *Lafarge Corp.........................................         5,900       197,281
 *Lam Research Corp....................................         1,100        30,491
 Lehman Brothers Holdings, Inc.........................         6,700       365,988
 Liberty Corp..........................................         1,000        51,688
 Liberty Financial Companies, Inc......................         2,700        70,538
 Lincoln National Corp.................................         3,700       376,475
 Loews Corp............................................         6,100       496,006
 Longs Drug Stores Corp................................         1,100        38,294

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Louisiana-Pacific Corp................................         6,000  $    121,500
 *Lubrizol Corp........................................         1,000        27,500
 Mallinckrodt, Inc.....................................         2,500        86,563
 Mark IV Industries, Inc...............................         2,500        46,250
 Mead Corp.............................................         5,300       198,088
 Media General, Inc. Class A...........................           600        30,975
 Millennium Chemicals, Inc.............................         3,950        98,503
 Mitchell Energy & Development Corp. Class B...........         1,000        16,125
 Murphy Oil Corp.......................................           800        39,250
 NAC RE Corp...........................................         1,000        54,563
 *National Semiconductor Corp..........................        12,900       249,938
 Noble Affiliates, Inc.................................         2,100        55,650
 Norfolk Southern Corp.................................        14,000       458,500
 Occidental Petroleum Corp.............................        12,800       270,400
 *Officemax, Inc.......................................         6,100        70,150
 Ogden Corp............................................         2,400        59,850
 #Ohio Casualty Corp...................................         1,500        57,047
 Old Republic International Corp.......................         6,850       124,584
 Olsten Corp...........................................         3,000        26,625
 Orion Capital Corp....................................         2,000        58,375
 Overseas Shipholding Group, Inc.......................         1,100        13,750
 *Owens-Illinois, Inc..................................         3,300       100,650
 PMI Group, Inc........................................           700        40,950
 Pacific Century Financial Corp........................         3,400        68,000
 *Pacificare Health Systems, Inc.
   Class B.............................................         1,052        90,834
 *Park Place Entertainment Corp........................         5,300        55,650
 Penney (J.C.) Co., Inc................................        12,700       656,431
 *Pennzenergy Co.......................................         3,000        46,313
 Penzoil Quaker State Co...............................         3,000        41,625
 #Pep Boys - Manny, Moe & Jack.........................         3,000        56,625
 #Phelps Dodge Corp....................................         4,000       207,250
 Pioneer Natural Resources Co..........................         6,000        65,250
 Potlatch Corp.........................................         1,500        59,063
 Provident Companies, Inc..............................         4,634       181,016
 *Pulte Corp...........................................         1,400        33,338
 Questar Corp..........................................         1,500        28,594
 RJR Nabisco Holdings Corp.............................        17,540       542,644
 Rayonier, Inc.........................................           700        32,638
 *Reliance Group Holdings, Inc.........................         8,500        84,469
 Reynolds Metals Co....................................         4,600       244,663
 *Rowan Companies, Inc.................................         4,300        72,563
 Russell Corp..........................................         1,100        25,781
 Ryder System, Inc.....................................         3,500        84,000
 Ryerson Tull, Inc.....................................           629        14,467
 Safeco Corp...........................................         6,800       298,988
 Saint Paul Companies, Inc.............................        13,412       476,964
 *Santa Fe Snyder Corp.................................         1,900        16,150
 *Sensormatic Electronics Corp.........................         2,600        34,775
 *Silicon Graphics, Inc................................         6,600        81,675
 *Smurfit-Stone Container Corp.........................         3,663        78,983
 Springs Industries, Inc. Class A......................         1,000        39,625
 *Sprint Corp. (PCS Group).............................           800        36,000
 *Starwood Hotels and Resorts Worldwide, Inc...........         4,500       147,375
 Tecumseh Products Co. Class A.........................           700        46,025
 *Tecumseh Products Co. Class B........................           300        17,981
 Tektronix, Inc........................................         2,100        48,694
 Telephone & Data Systems, Inc.........................         2,700       181,575
 Temple-Inland, Inc....................................         1,900       127,300
 *Tenneco, Inc.........................................         9,500       221,469
 Terra Industries, Inc.................................         3,000        11,813
 *Thermo-Electron Corp.................................        13,700       262,013
 Tidewater, Inc........................................         2,800        71,575
 Timken Co.............................................         3,100        63,744
 *Toys R Us, Inc.......................................        13,600       313,650
                                                               SHARES        VALUE+
                                                         ------------  ------------

 Transamerica Corp.....................................         4,800  $    352,200
 Travelers Property Casualty Corp......................         6,100       240,950
 Tyson Foods, Inc. Class A.............................         1,100        25,300
 *UMB Financial Corp...................................           330        14,004
 USX-Marathon Group, Inc...............................         8,300       248,481
 USX-US Steel Group....................................         4,300       115,831
 *Ultramar Diamond Shamrock Corp.......................         3,500        77,000
 Union Pacific Corp....................................        12,700       724,694
 Union Pacific Resources Group, Inc....................        14,600       203,488
 Unisource Worldwide, Inc..............................         2,500        29,375
 *United States Cellular Corp..........................         1,900        91,675
 *Unitrin, Inc.........................................         2,000        70,125
 *Unova, Inc...........................................         5,000        72,500
 Valero Energy Corp....................................         4,200        84,263
 Valhi, Inc............................................         5,000        59,063
 *Venator Group, Inc...................................         7,300        79,844
 *Viacom, Inc. Class A.................................         8,400       323,925
 *Viacom, Inc. Class B.................................         9,200       354,200
 *Vishay Intertechnology, Inc..........................         3,064        63,770
 Weis Markets, Inc.....................................         1,700        59,819
 Wesco Financial Corp..................................           400       129,900
 Westvaco Corp.........................................         6,950       198,509
 Whirlpool Corp........................................         3,300       212,850
 Willamette Industries, Inc............................         4,100       173,738
 Worthington Industries, Inc...........................         3,800        48,806
 *Xtra Corp............................................           500        22,250
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,988,993)...................................                  32,300,531
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A
   (Cost $11,301)......................................           216        18,475
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $729,675) to be
   repurchased at $713,364
   (Cost $713,000).....................................        $  713       713,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $27,713,294)++.................................                $ 33,032,006
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (26.0%)
COMMON STOCKS -- (26.0%)
  Aichi Steel Works, Ltd...............................        4,000   $      9,071
  Aisin Seiki Co., Ltd.................................        2,000         21,851
  Amada Co., Ltd.......................................        3,000         18,623
  #Aoki Corp...........................................        6,000          3,874
  Aoyama Trading Co., Ltd..............................        1,100         33,322
  Ashikaga Bank, Ltd...................................        9,000         17,356
  Atsugi Nylon Industrial Co., Ltd.....................        5,000          5,794
  Calpis Co., Ltd......................................        2,000          9,601
  Canon Sales Co., Inc.................................        2,000         31,187
  Chiba Bank, Ltd......................................       10,000         39,397
  Chiyoda Fire and Marine Insurance Co., Ltd...........        5,000         17,961
  Chudenko Corp........................................        1,030         18,372
  Chugoku Bank, Ltd....................................        2,000         25,691
  Chuo Trust and Banking Co., Ltd......................        2,000         12,101
  Citizen Watch Co., Ltd...............................        3,000         22,099
  Cosmo Oil Co., Ltd...................................       10,000         17,961
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........        4,000         13,673
  Daicel Chemical Industries, Ltd......................        4,000         12,879
  Daido Steel Co., Ltd.................................        5,000          7,987
  Dai-Ichi Kangyo Bank, Ltd............................       12,000         85,913
  Daikyo, Inc..........................................        3,000          8,666
  Daishi Bank, Ltd.....................................        5,000         16,967
  Daito Trust Construction Co., Ltd....................        2,916         32,172
  Daiwa Bank, Ltd......................................       15,000         30,169
  Daiwa House Industry Co., Ltd........................        7,000         75,550
  Daiwa Securities Co., Ltd............................       22,000        116,173
  Ezaki Glico Co., Ltd.................................        2,200         12,710
  Fujita Corp..........................................        9,000          6,555
  Fukuoka City Bank, Ltd...............................        4,712         19,422
  Fukuyama Transporting Co., Ltd.......................        4,000         20,328
  Gunze, Ltd...........................................        4,000          9,634
  Hanwa Co., Ltd.......................................        2,000          2,549
  Haseko Corp..........................................        8,000          6,290
  Higo Bank, Ltd.......................................        3,000         12,788
  Hino Motors, Ltd.....................................        5,000         23,506
  Hiroshima Bank, Ltd..................................        2,000          7,598
  Hitachi Koki Co., Ltd................................        2,000          6,588
  Hitachi Maxell, Ltd..................................        1,000         20,568
  Hitachi Metals, Ltd..................................        5,000         24,003
  Hitachi Transport System, Ltd........................        2,000         13,342
  Hitachi, Ltd.........................................       61,000        448,841
  Hokkaido Bank, Ltd...................................        7,000         10,950
  Hokuriku Bank, Ltd...................................        7,000         13,326
  House Foods Corp.....................................        2,000         29,829
  Hyakugo Bank, Ltd. (105th Bank)......................        4,000         16,388
  Hyakujishi Bank, Ltd.................................        3,000         16,189
  Inax Corp............................................        2,000         13,607
  Industrial Bank of Japan.............................       10,000         70,766
  Itochu Corp..........................................       22,000         50,074
  KDD Corporation......................................          900         48,792
  Kajima Corp..........................................       13,000         39,166
  Kamagai Gumi Co., Ltd................................        6,000          6,307
  Kamigumi Co., Ltd....................................        4,000         18,937

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Kandenko Co., Ltd....................................        3,000   $     18,772
  Katokichi Co., Ltd...................................        1,000         13,309
  Kinden Corp..........................................        2,000         22,347
  #Kiyo Bank, Ltd......................................        5,000         13,160
  Kobe Steel, Ltd......................................       45,000         38,363
  Kokusai Securities Co., Ltd..........................        2,000         22,480
  Komatsu, Ltd.........................................       14,000         83,198
  Kureha Chemical Industry Co., Ltd....................        4,000          9,932
  Kyudenko Corp........................................        2,000         12,647
  Maeda Corp...........................................        2,000          6,936
  Makita Corp..........................................        2,000         21,784
  Marubeni Corp........................................       22,000         45,704
  Maruetsu, Inc........................................        3,000         10,106
  Matsushita Electric Industrial Co., Ltd..............       38,000        688,793
  Meiji Seika Kaisha, Ltd. Tokyo.......................        6,000         32,975
  Mitsubishi Chemical Corp.............................       33,000         93,685
  Mitsubishi Corp......................................        6,000         36,501
  *Mitsubishi Electric Corp............................       37,000        117,903
  Mitsubishi Gas Chemical Co., Inc.....................        5,000         14,070
  Mitsubishi Materials Corp............................       10,000         19,864
  *Mitsubishi Motors Corp..............................       14,000         66,744
  Mitsui Chemicals, Inc................................        5,000         25,410
  Mitsui Trust & Banking Co., Ltd......................       16,000         24,234
  Mizuno Corp..........................................        2,000          6,125
  NKK Corp.............................................       64,000         49,793
  NSK, Ltd.............................................        7,000         33,546
  NTN Corp.............................................        4,000         12,250
  Nagase & Co., Ltd....................................        2,000          9,518
  Nanto Bank, Ltd......................................        3,000         14,898
  Nichimen Corp........................................        5,000          6,166
  Nikko Securities Co., Ltd............................       24,000        104,883
  *Nippon Credit Bank, Ltd.............................       20,000              0
  Nippon Light Metal Co., Ltd..........................        8,000         10,660
  Nippon Mitsubishi Oil Company........................       19,100         76,988
  Nippon Sheet Glass Co., Ltd..........................        4,000         13,177
  Nippon Shinpan Co., Ltd..............................        6,000         19,070
  Nishimatsu Construction Co., Ltd.....................        4,000         22,049
  *Nissan Motor Co., Ltd...............................       10,000         44,032
  Nisshin Steel Co., Ltd...............................       12,000         16,885
  Nisshinbo Industries, Inc............................        3,000         11,919
  Nittetsu Mining Co., Ltd.............................        2,000          5,910
  Nitto Boseki Co., Ltd................................        7,000         15,585
  Noritz Corp..........................................        1,000         11,447
  Oki Electric Industry Co., Ltd.......................        9,000         31,286
  Okumura Corp.........................................        4,000         15,792
  Pioneer Electronic...................................        2,000         33,190
  Sakura Bank, Ltd.....................................       43,000        145,919
  San In Godo Bank, Ltd................................        3,000         17,332
  *Sankyo Aluminum Industry Co., Ltd...................        3,000          3,600
  Sanyo Electric.......................................       35,000        126,014
  Seino Transportation Co., Ltd........................        2,000         12,250
  Sekisui Chemical Co., Ltd............................        8,000         49,528
  Sekisui House, Ltd...................................       10,000        108,591
  Sharp Corp. Osaka....................................       19,000        211,041
  Shiga Bank, Ltd......................................        4,000         18,110
  Shimizu Corp.........................................       12,000         42,410

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Shinmaywa Industries, Ltd............................        2,000   $      4,817
  Shionogi & Co., Ltd..................................        3,000         24,706
  Snow Brand Milk Products Co., Ltd....................        4,000         19,666
  Sumitomo Corp........................................       15,000        103,294
  Sumitomo Metal Mining Co., Ltd.......................       10,000         40,887
  Sumitomo Realty & Development Co., Ltd...............        7,000         26,072
  Taiheiyo Cement Corp.................................       11,600         31,011
  Taisei Corp..........................................       14,000         31,634
  Tanabe Seiyaku Co., Ltd..............................        4,000         23,738
  Teijin, Ltd..........................................       15,000         57,855
  Toda Corp............................................        4,000         19,864
  *Tokyo Sowa Bank.....................................        4,000          5,463
  Tokyo Steel Manufacturing Co., Ltd...................        1,500          6,940
  Tokyo Style Co., Ltd.................................        1,000         11,008
  Tokyo Tatemono Co., Ltd..............................        4,000          8,873
  Tostem Corp..........................................        4,000         76,974
  Toyo Engineering Corp................................        3,000          3,327
  Toyo Seikan Kaisha, Ltd..............................        3,100         58,885
  #Toyo Trust & Banking Co., Ltd.......................       11,000         31,866
  Toyota Tsusho Corp...................................        4,000         11,952
  Victor Co. of Japan, Ltd.............................        2,000         13,938
  Yamaguchi Bank.......................................        2,000         18,490
  Yamato Kogyo Co., Ltd................................        2,000         12,812
  *Yasuda Trust & Banking Co., Ltd.....................       13,000         15,709
  Yodogawa Steel Works, Ltd............................        4,000         16,785
  Yokogawa Electric Corp...............................        3,000         14,849
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,628,294)....................................                   5,103,759
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen (Cost $981)............................                         969
                                                                       ------------
TOTAL -- JAPAN
  (Cost $6,629,275)....................................                   5,104,728
                                                                       ------------
UNITED KINGDOM -- (22.4%)
COMMON STOCKS -- (22.4%)
  ASDA Group P.L.C.....................................       40,800        115,720
  Aggregate Industries P.L.C...........................       16,000         20,126
  Allied Domecq P.L.C..................................        8,399         80,550
  Anglian Water P.L.C..................................        2,025         22,422
  Arcadia Group P.L.C..................................        2,337          9,044
  Arjo Wiggins Appleton P.L.C..........................        5,400         15,402
  *Associated British Foods P.L.C......................        8,800         66,945
  Associated British Ports Holdings P.L.C..............        4,600         20,344
  BAA P.L.C............................................       13,549        145,573
  BG P.L.C.............................................       34,412        189,275
  BOC Group P.L.C......................................        6,500        111,239
  BPB P.L.C............................................        6,900         32,617
  Barclays P.L.C.......................................           62          1,881
  Bass P.L.C...........................................        9,464        139,672
  Blue Circle Industries P.L.C.........................       10,000         61,973
  Britannic P.L.C......................................        2,600         41,121
  British Airways P.L.C................................       14,189        101,860
  British Land Co. P.L.C...............................        5,766         50,817
  British Steel P.L.C..................................       26,700         56,689
  CGU P.L.C............................................       14,247        208,205
  Capital Shopping Centres P.L.C.......................        4,000         24,773
  Cookson Group P.L.C..................................        9,000         26,103
  Debenhams P.L.C......................................        4,675         30,602
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Diageo P.L.C.........................................          142   $      1,494
  Fairview Holdings P.L.C..............................        2,450          5,477
  Great Universal Stores P.L.C.........................       10,100        107,788
  Greenalls Group P.L.C................................        2,700         14,667
  Hammerson P.L.C......................................        3,800         27,797
  Hillsdown Holdings P.L.C.............................        4,900         11,464
  Hilton Group P.L.C...................................       16,965         74,351
  Hyder P.L.C..........................................        1,795         21,616
  Inchcape P.L.C.......................................        5,000         11,617
  Invensys P.L.C.......................................       12,429         56,662
  LaPorte P.L.C........................................        2,000         23,587
  Lasmo P.L.C..........................................        8,700         18,402
  Lonmin P.L.C.........................................        1,632         13,102
  Lonrho Africa P.L.C..................................        1,587          1,093
  Mirror Group P.L.C...................................        6,000         22,161
  National Power P.L.C.................................        6,226         48,511
  National Westminster Bank P.L.C......................       17,211        394,932
  Norwich Union P.L.C..................................       25,000        177,267
  Pilkington P.L.C.....................................        8,117          9,495
  Powergen P.L.C.......................................        6,228         67,763
  RMC Group P.L.C......................................        2,000         26,696
  Rank Group P.L.C.....................................        9,535         34,148
  Rio Tinto P.L.C......................................       13,118        192,337
  Rolls-Royce P.L.C....................................       10,766         45,285
  *Royal & Sun Alliance Insurance Group P.L.C..........       19,742        161,496
  Safeway P.L.C........................................       14,794         61,221
  Sainsbury (J.) P.L.C.................................       25,544        155,337
  Scottish & Newcastle P.L.C...........................        8,300         96,359
  Selfridges P.L.C.....................................        1,210          4,954
  Severn Trent P.L.C...................................        2,995         43,745
  Shell Transport & Trading Co., P.L.C.................       22,500        162,875
  Slough Estates P.L.C.................................        4,000         23,619
  Standard Chartered P.L.C.............................        6,097         92,277
  Storehouse P.L.C.....................................        5,254          9,934
  Tarmac P.L.C.........................................       10,892         20,770
  Tate & Lyle P.L.C....................................        4,000         26,280
  Terranova Foods P.L.C................................        2,450          5,869
  Tesco P.L.C..........................................       44,947        130,903
  Thames Water P.L.C...................................        2,641         41,896
  Thistle Hotels P.L.C.................................        5,457         15,740
  Unigate P.L.C........................................        2,600         17,707
  *Unilever P.L.C......................................        9,464         83,257
  United Assurance Group P.L.C.........................        3,000         19,710
  United Biscuits Holdings P.L.C.......................        5,141         16,332
  United Utilities P.L.C...............................        4,670         56,386
  Whitbread P.L.C......................................        6,339        112,852
  Wolseley P.L.C.......................................        4,000         31,231
  Yorkshire Water P.L.C................................        3,261         22,940
                                                                       ------------
TOTAL COMMON STOCKS (Cost $3,684,018)..................                   4,394,355
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *British Pound Sterling (Cost $71)...................                          71
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $3,684,089)....................................                   4,394,426
                                                                       ------------
FRANCE -- (9.7%)
COMMON STOCKS -- (9.7%)
  AGF (Assurances Generales de France SA)..............          835         41,506

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  *Assurances Generales de France, Paris...............          137   $        103
  #Banque Nationale de Paris...........................        3,207        270,944
  Banque Paribas.......................................        1,846        200,740
  *Christian Dior SA...................................          300         42,630
  Credit Commercial de France..........................          700         77,218
  Elf Aquitaine........................................        1,609        233,515
  *Eridania Beghin-Say SA..............................          300         43,696
  Euro Disney SCA......................................       11,400         17,761
  Generale des Establissements Michelin SA Series B....        1,500         66,313
  Groupe Danone........................................          500        138,020
  *Hachette Filipacchi Medias..........................          100         26,193
  *LaFarge SA..........................................        1,267        114,462
  *Pechiney SA Series A................................          600         23,313
  Pernod-Ricard........................................          400         26,768
  Peugeot SA...........................................          500         74,238
  Rhone-Poulenc SA Series A............................        1,144         54,426
  *Saint-Gobain........................................        1,013        159,410
  #Societe Generale Paris..............................        1,228        223,674
  *Thomson-CSF.........................................          900         29,041
  Usinor...............................................        2,700         36,870
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,338,015)....................................                   1,900,841
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00 (Cost $3,701).............................          835          7,596
                                                                       ------------
TOTAL -- FRANCE
  (Cost $1,341,716)....................................                   1,908,437
                                                                       ------------
GERMANY -- (9.0%)
COMMON STOCKS -- (9.0%)
  #BASF AG.............................................       10,650        407,011
  BHF Bank AG..........................................        1,500         48,778
  *BHW Holding AG, Berlin..............................        3,000         45,515
  Bankgesellschaft Berlin AG...........................        2,700         39,524
  Berliner Kraft & Licht Bewag AG......................        2,000         34,066
  Bilfinger & Berger Bau AG, Mannheim..................          600         14,837
  #Commerzbank AG......................................        7,850        219,155
  #Deutsche Bank AG....................................        7,222        376,588
  Deutsche Lufthansa AG................................        4,100         88,098
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....          500         43,131
  FPB Holding AG.......................................          200         34,505
  Hochtief AG..........................................        1,200         52,699
  Linde AG.............................................          100         57,090
  MAN AG...............................................        1,000         29,277
  Merck KGAA...........................................          700         24,117
  Siemens AG...........................................        1,700        114,473
  *Thyssen Krupp AG....................................        5,500        107,541
  Vereins & Westbank AG................................        1,206         33,291
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,742,211)....................................                   1,769,696
                                                                       ------------
SWITZERLAND -- (6.9%)
COMMON STOCKS -- (6.9%)
  Baloise-Holding, Basel...............................          360        258,505
  Banque Cantonale Vaudois.............................          110         32,490
                                                            SHARES           VALUE+
                                                         ------------  ------------
  Bobst SA, Prilly.....................................           20   $     24,679
  Ciba Spezialitaetenchemie Holding AG.................          700         52,034
  Financiere Richemont AG..............................          160        258,767
  Forbo Holding AG, Eglisau............................           40         16,409
  Helvetia Patria Holding, St. Gallen..................           70         54,446
  Holderbank Financiere Glarus AG, Glarus..............           30         35,759
  Intershop Holding AG, Zuerich........................           40         23,629
  Oerlikon-Buehrle Holding AG, Zuerich.................          500         72,119
  Pargesa Holding SA, Geneve...........................           50         68,952
  Roche Holding AG, Basel..............................           12        208,332
  Sairgroup, Zuerich...................................          250         56,448
  Schindler Holding AG, Hergiswil......................           25         40,941
  Schweizerische Lebensvericherungs und
    Rentenanstalt......................................          120         74,905
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................           80         49,727
  Sulzer AG, Winterthur................................           40         23,446
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,137,505)....................................                   1,351,588
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs (Cost $5,046)..........................                       4,982
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $1,142,551)....................................                   1,356,570
                                                                       ------------
NETHERLANDS -- (6.3%)
COMMON STOCKS -- (6.3%)
  ABN Amro Holding NV..................................        7,262        161,356
  Asr Verzekeringsgroep NV.............................          815         56,286
  Buhrmann NV..........................................        2,068         34,597
  DSM NV...............................................          559         52,196
  Fortis (NL)..........................................        6,632        216,009
  Heineken Holding NV Series A.........................        3,125        129,721
  Ing Groep NV.........................................        5,039        270,027
  KLM (Koninklijke Luchtvaart Mij NV)..................        1,917         55,723
  Koninklijke Hoogovens NV.............................          776         30,103
  Koninklijke Philips Electronics......................        2,800        240,804
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $761,321)......................................                   1,246,822
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *ASR Verzekerings Groep NV Rights 06/02/99...........          815              0
  *Fortis (NL) Rights 06/17/99.........................        6,632              0
  *Ing Groep NV Rights 06/07/99........................        5,039              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $761,321)......................................                   1,246,822
                                                                       ------------
ITALY -- (3.6%)
COMMON STOCKS -- (3.6%)
  Banca Commerciale Italiana SpA.......................       26,000        187,310
  #Banca di Roma.......................................       80,000        117,108
  #Fiat SpA............................................       72,600        234,566
  Ifil Finanziaria Partecipazioni SpA, Torino..........        9,000         30,678

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo...        5,000   $     56,986
  #Montedison SpA......................................       40,000         35,593
  Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................        2,800         37,767
                                                                       ------------
TOTAL -- ITALY
  (Cost $474,138)......................................                     700,008
                                                                       ------------
SPAIN -- (3.4%)
COMMON STOCKS -- (3.4%)
  *Acerinox SA.........................................        2,500         71,886
  Aumar (Autopistas del Mare Nostrum SA)...............        4,200         94,374
  Autopistas Concesionaria Espanola SA.................        7,245         92,648
  *Banco Pastor SA, La Coruna..........................          400         20,824
  Compania Espanola de Petroleos SA, Madrid............        5,700        179,693
  *Cristaleria Espanola SA, Madrid
    Em 98..............................................           50          2,565
  Cristaleria Espanola SA, Madrid......................          300         15,715
  Grupo Dragados.......................................        2,500         86,655
  Hidroelectrica del Cantabrico SA, Oviedo.............        2,400        103,892
                                                                       ------------
TOTAL -- SPAIN
  (Cost $655,539)......................................                     668,252
                                                                       ------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
  Amoy Properties, Ltd.................................       68,000         56,122
  Chinese Estates Holdings, Ltd........................       25,304          4,177
  *Evergo China Holdings, Ltd..........................        3,838             85
  Great Eagle Holdings, Ltd............................        7,482         11,964
  Hang Lung Development Co., Ltd.......................       25,000         29,015
  Hong Kong & Shanghai Hotels, Ltd.....................       18,416         13,537
  Hopewell Holdings, Ltd...............................       14,000          7,673
  Hysan Development Co., Ltd...........................       17,390         25,677
  Kerry Properties, Ltd................................       14,000         14,443
  New World Development Co., Ltd.......................        9,000         21,994
  Paliburg Holdings, Ltd...............................       45,000          5,513
  Shangri-la Asia, Ltd.................................       30,000         32,110
  Sino Land Co., Ltd...................................       46,000         24,766
  Swire Pacific, Ltd. Series A.........................       22,000        104,972
  Tan Chong International Limited......................       30,000          5,223
  Tsim Sha Tsui Properties, Ltd........................       12,000          7,815
  Wharf Holdings, Ltd..................................       51,000        129,893
  Wheelock and Co., Ltd................................       34,000         38,584
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $822,643)......................................                     533,563
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars (Cost $2,229).....................                       2,236
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
  *Chinese Estates Holdings, Ltd. Warrants 11/24/00....        2,530   $        150
  *Chinese Estates Holdings, Ltd. Warrants 11/24/00....        2,530            127
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         277
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $824,872)......................................                     536,076
                                                                       ------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.3%)
  *Assidomaen AB.......................................        3,700         74,446
  Avesta Sheffield AB..................................        2,000          8,002
  *Boliden, Ltd........................................          547          1,231
  Diligentia AB........................................          560          4,246
  Mo Och Domsjoe AB Series B...........................        2,300         54,728
  SSAB Swedish Steel Series A..........................        1,200         13,577
  Svenska Cellulosa AB Series B........................        2,900         67,652
  Svenska Kullagerfabriken AB Series B.................        1,900         29,807
  Trelleborg AB Series B...............................        1,400         12,492
  Volvo AB Series A....................................        2,400         60,607
  Volvo AB Series B....................................        5,100        129,681
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $538,603)......................................                     456,469
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
  *Swedish Krona (Cost $9,870).........................                       9,622
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $548,473)......................................                     466,091
                                                                       ------------
AUSTRALIA -- (2.3%)
COMMON STOCKS -- (2.3%)
  Amcor, Ltd...........................................        4,441         23,665
  Boral, Ltd...........................................        9,016         14,737
  CSR, Ltd.............................................        8,813         23,711
  Goodman Fielder, Ltd.................................       18,360         18,006
  MIM Holdings.........................................       12,201          6,621
  News Corp., Ltd......................................       11,803         97,699
  Pioneer International, Ltd...........................        8,037         18,707
  Rio Tinto, Ltd.......................................        8,871        124,702
  Santos, Ltd..........................................        8,775         27,252
  St. George Bank, Ltd.................................        4,206         29,307
  WMC, Ltd.............................................       16,569         61,533
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $444,961)......................................                     445,940
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar (Cost $1,355).....................                       1,400
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $446,316)......................................                     447,340
                                                                       ------------
BELGIUM -- (2.1%)
COMMON STOCKS -- (2.1%)
  Bekaert SA...........................................          100         41,824
  CMB (Cie Martime Belge)..............................          300         12,861
  Cofinimmo SA.........................................          220         25,304
  Electrafina SA.......................................          200         22,585
  *Glaverbel SA........................................          200         19,522

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
  Groupe Bruxelles Lambert SA, Bruxelles...............          200   $     34,923
  Solvay SA............................................        2,300        153,794
  Suez Lyonnaise des Eaux..............................          500         82,603
  *Suez Lyonnaise des Eaux SA VVPR.....................          500              5
  *Suez Lyonnaise ds Eaux CVG..........................          500          4,789
  Union Miniere SA.....................................          600         22,052
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $437,936)......................................                     420,262
                                                                       ------------
SINGAPORE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Fraser & Neave, Ltd..................................        5,000         19,713
  Keppel Corp., Ltd....................................       24,000         68,463
  Keppel Land, Ltd.....................................       29,000         49,266
  *Neptune Orient Lines, Ltd...........................       23,000         19,070
  Singapore Land, Ltd..................................        9,000         24,734
  United Industrial Corp., Ltd.........................       43,000         26,676
  United Overseas Land, Ltd............................       12,000         12,802
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $314,205)......................................                     220,724
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars (Cost $3,169).....................                       3,123
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $317,374)......................................                     223,847
                                                                       ------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
  Kapital Holdings A.S.................................          503         18,829
  Tele Danmark A.S. Series B...........................        1,087        111,366
  Tryg Baltica Forsikring A.S..........................          867         22,329
  Unidanmark A.S. Series A.............................          803         56,504
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $166,963)......................................                     209,028
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone (Cost $8,436)..........................                $      8,252
                                                                       ------------
TOTAL -- DENMARK
  (Cost $175,399)......................................                     217,280
                                                                       ------------
FINLAND -- (0.6%)
COMMON STOCKS -- (0.6%)
  Stora Enso AB Series A...............................        3,456         35,233
  Stora Enso AB Series B...............................        8,590         87,842
                                                                       ------------
TOTAL -- FINLAND
  (Cost $134,734)......................................                     123,075
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................       15,000          3,474
  Berjaya Land Berhad..................................       11,000          3,890
  Golden Hope Plantations Berhad.......................       15,000         10,611
  Kuala Lumpur Kepong Berhad...........................       10,000         11,684
  Sime Darby Berhad (Malaysia).........................       30,000         31,453
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $130,863)......................................                      61,112
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Euro Currency (Cost $4,511).........................                       4,467
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,451,318)++.................................                $ 19,648,489
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 1999
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                         ------------  ------------
JAPAN -- (25.2%)
COMMON STOCKS -- (25.2%)
 Achilles Corp.........................................         6,000  $      7,250
 Aica Kogyo Co., Ltd...................................         3,000        12,589
 Aichi Tokei Denki Co., Ltd............................         3,000         8,492
 Aida Engineering, Ltd.................................         3,000         9,584
 Akai Electric Co., Ltd................................         9,000         9,162
 Amada Metrecs Co., Ltd................................         3,000        16,562
 Amada Sonoike Co., Ltd................................         7,000        20,220
 Arai-Gumi, Ltd........................................         1,200         2,622
 Asahi Denka Kogyo KK..................................         3,000        13,731
 Asahi Diamond Industrial Co., Ltd.....................         5,000        26,196
 Asahi Kogyosha Co., Ltd...............................         3,000         9,088
 Asahi Optical Co., Ltd................................         5,000        15,809
 Asahi Organic Chemicals Industry Co., Ltd.............         3,000         8,442
 Ashimori Industry Co., Ltd............................         3,000         6,208
 Asics Corp............................................         7,000         7,706
 Atsugi Nylon Industrial Co., Ltd......................        19,000        22,016
 Azel Corp., Tokyo.....................................         2,000         6,257
 Bando Chemical Industries, Ltd........................         5,000        12,622
 *#Bank of Osaka, Ltd..................................         9,000        14,824
 CKD Corp..............................................         2,000         8,426
 Central Finance Co., Ltd..............................         4,000         7,946
 Central Glass Co., Ltd................................         7,000        13,731
 #Chiba Kogyo Bank, Ltd................................           800        11,720
 Chiyoda Corp..........................................        12,000        23,042
 Chori Co., Ltd........................................         5,000         5,959
 Chukyo Coca-Cola Bottling Co., Ltd....................         3,000        38,735
 Chukyo Sogo Bank, Ltd.................................         5,000        16,885
 *Cosmo Securities Co., Ltd............................        22,000        38,967
 Dai-Dan Co., Ltd......................................         3,000        20,361
 Daido Hoxan, Inc......................................         4,000        11,919
 *Daiei OMC, Inc.......................................         9,000        12,887
 Daihen Corp...........................................        11,000        17,754
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................         4,000        13,408
 Daisan Bank, Ltd......................................         4,000        13,243
 Daiwa Danchi Co., Ltd.................................         5,000        12,829
 Daiwabo Co., Ltd......................................         8,000         9,800
 Denki Kogyo Co., Ltd..................................         3,000        20,510
 France Bed Co., Ltd...................................         4,000        14,931
 Fuji Kosan Co., Ltd...................................         6,000         6,257
 Fuji Kyuko Co., Ltd...................................         5,000        14,070
 Fuji Spinning Co., Ltd., Tokyo........................         4,000         4,370
 Fujiko Co., Ltd.......................................         4,000         3,377
 Fujiya Co., Ltd.......................................        10,000        23,175
 Furukawa Battery Co., Ltd.............................         3,000         5,736
 Furukawa Co., Ltd.....................................        18,000        25,178
 Fuso Pharmaceutical Industries, Ltd...................         5,000        21,189
 Gakken Co., Ltd.......................................         3,000         4,320
 Godo Steel, Ltd.......................................         6,000         6,506
 Hazama Corp...........................................        17,000        13,648
 Hitachi Electronics, Ltd..............................         3,000        13,905
 Hitachi Medical Corp..................................         2,000        22,430

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Hitachi Plant Engineering & Construction Co., Ltd.....         6,000  $     16,587
 Hitachi Seiki Co., Ltd................................         4,000         6,952
 Hokkaido Gas Co., Ltd.................................         4,000         7,317
 Hokuriku Electric Industry Co., Ltd...................         4,000         5,396
 Horiba, Ltd...........................................         2,000        19,864
 Howa Machinery, Ltd...................................         5,000         6,001
 Ichikoh Industries, Ltd...............................         4,000         6,423
 Iino Kaiun Kaisha, Ltd................................         9,000        16,909
 Inageya Co., Ltd......................................         2,000        14,898
 Intec, Inc............................................         2,000        20,444
 Iseki & Co., Ltd......................................        14,000        14,600
 Itochu Fuel Corp......................................         4,000        12,647
 Iwasaki Electric Co., Ltd.............................         4,000         7,217
 Iwatsu Electric Co., Ltd..............................         3,000         4,047
 JGC Corp..............................................        10,000        25,492
 Japan Aviation Electronics Industry, Ltd..............         3,000         9,435
 *Japan Coated Paper Manufacturing Co., Ltd............         3,000         2,930
 Japan Paperboard Industries Co., Ltd., Tokyo..........         3,000         6,481
 Japan Pulp and Paper Co., Ltd.........................         5,000        16,595
 Japan Steel Works, Ltd................................        21,000        25,377
 Japan Transcity Corp..................................         3,000         7,325
 Japan Vilene Co., Ltd.................................         3,000         6,083
 Japan Wool Textile Co., Ltd...........................         6,000        28,356
 Jeol, Ltd.............................................         5,000        24,789
 Joshin Denki Co., Ltd.................................         2,000         6,423
 Kagawa Bank, Ltd......................................         3,000        15,569
 Kaken Pharmaceutical Co., Ltd.........................         7,000        42,932
 Kanematsu Corp........................................        21,000        15,295
 Kanematsu-NNK Corp....................................         3,000         8,939
 Kansai Kisen Kaisha...................................         9,000         8,343
 Kanto Auto Works, Ltd., Yokosuka......................         3,000        16,785
 Kanto Denka Kogyo Co., Ltd............................         4,000        10,594
 Kawada Industries, Inc................................         2,000         6,373
 Kawai Musical Instruments Manufacturing Co., Ltd......         5,000        11,215
 Keiyo Co., Ltd........................................         2,000         9,634
 Kita-Nippon Bank, Ltd.................................           400        17,878
 Kokusai Kogyo Co., Ltd................................         2,000        12,250
 Komatsu Forklift Co., Ltd.............................         3,000         5,214
 Kosei Securities Co., Ltd.............................         4,000         7,019
 Kurabo Industries, Ltd................................        13,000        15,279
 #Kuraya Corp..........................................         5,000        71,594
 Kyodo Shiryo Co., Ltd.................................         5,000         6,166
 Kyushu Bank, Ltd......................................         4,000        12,746
 Life Corp.............................................         2,000        10,694
 Marudai Food Co., Ltd.................................         5,000        10,636
 Maruha Corp...........................................        18,000        20,857
 *Maruyama Manufacturing Co., Inc......................         3,000         6,630
 Maruzen Co., Ltd......................................         4,000         9,767
 Matsuo Bridge Co., Ltd................................         3,000         6,158
 Misawa Homes Co., Ltd.................................         9,000        32,180

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Mitsubishi Cable Industries, Ltd......................        14,000  $     22,596
 *Mitsubishi Plastics, Inc.............................        16,000        21,453
 *Mitsubishi Shindoh Co., Ltd..........................         3,000         4,594
 *Mitsubishi Steel Manufacturing Co., Ltd..............         5,000         4,842
 Mitsuboshi Belting, Ltd...............................         8,000        20,063
 Mitsui Construction Co., Ltd..........................         6,000         5,711
 Mitsui Home Co., Ltd..................................         4,000        19,566
 *Mitsui Mining Co., Ltd...............................         5,000         6,125
 *Mitsui O.S.K. Lines, Ltd.............................         9,714        20,502
 Mitsuuroko Co., Ltd...................................         3,000        14,277
 Miura Co., Ltd........................................         2,000        27,810
 *Morinaga & Co., Ltd..................................        16,000        26,486
 Nachi-Fujikoshi Corp..................................        13,000        19,583
 *#Nagasakiya Co., Ltd. (Tokyo)........................         5,000         8,732
 Nakamuraya Co., Ltd...................................         3,000         8,492
 Nakayama Steel Works, Ltd.............................         5,000         9,601
 Nichias Corp..........................................         4,000         6,919
 Nichiha Corp..........................................         4,000        43,072
 Nichimo Co., Ltd......................................         5,000         9,229
 Nichireki Co., Ltd....................................         2,000         9,899
 Nichiro Corp..........................................         5,000         7,573
 Nifco, Inc............................................         2,000        17,050
 *Niigata Engineering Co., Ltd.........................        14,000        12,283
 Nikkiso Co., Ltd......................................         4,000        22,314
 Nippon Beet Sugar Manufacturing Co., Ltd..............         5,000         9,311
 Nippon Carbon Co., Ltd................................         5,000         6,994
 Nippon Chemical Industrial Co., Ltd...................         2,000         5,545
 Nippon Chemi-Con Corp.................................         5,000        18,167
 Nippon Columbia Co., Ltd..............................         3,000         5,711
 Nippon Concrete Industries Co., Ltd...................         3,000         3,948
 Nippon Densetsu Kogyo Co., Ltd........................         2,000         6,820
 *Nippon Kasei Chemical Co., Ltd.......................         5,000         7,490
 Nippon Shinyaku Co., Ltd..............................         3,000        20,361
 Nippon Signal Co., Ltd................................         3,000        16,636
 *Nippon Steel Chemical Co., Ltd.......................         6,000         7,499
 *Nippon Suisan Kaisha, Ltd............................        18,000        26,668
 Nippon Synthetic Chemical Industry Co., Ltd...........         3,000         5,587
 Nippon Thompson Co., Ltd..............................         3,000        19,318
 *Nippon Yusen KK......................................           250         1,014
 Nissan Shatai Co., Ltd................................        11,000        23,034
 Nissha Printing Co., Ltd..............................         3,000        19,070
 Nisshin Oil Mills, Ltd................................        10,000        26,486
 Nitsuko Corp..........................................         3,000        11,049
 Nittetsu Mining Co., Ltd..............................         3,000         8,864
 Noritz Corp...........................................         2,000        22,894
 *Odakyu Real Estate Co., Ltd..........................         4,000         8,277
 Okamoto Industries, Inc...............................         9,000        21,975
 Okasan Securities Co., Ltd............................         7,000        18,946
 *Okura and Co., Ltd...................................         6,000         3,228
 *Pacific Metals Co., Ltd..............................         7,000         4,693
 Parco Co., Ltd........................................         2,000         9,866
 *Pasco Corp...........................................         5,000        10,511
 *Prima Meat Packers, Ltd..............................         5,000         6,952
 Raito Kogyo Co., Ltd..................................         2,400        18,474
 Rasa Industries, Ltd..................................         3,000         8,467
 Rheon Automatic Machinery Co., Ltd....................         2,000         7,433
 Rohto Pharmaceutical Co., Ltd.........................         2,000        15,113
 Ryobi, Ltd............................................         5,000         8,939
 Ryoyo Electro Corp....................................         2,000        20,857
                                                            SHARES           VALUE+
                                                         ------------  ------------
 SXL Corp..............................................         3,000  $      9,088
 Sagami Co., Ltd.......................................         3,000         7,176
 Sakai Chemical Industry Co., Ltd......................         3,000         8,939
 Sakata Inx Corp.......................................         3,000         8,939
 *Sankyo Aluminum Industry Co., Ltd....................        16,000        19,202
 Sankyu, Inc., Tokyo...................................        20,000        25,989
 Sanyo Shokai, Ltd.....................................         5,000        15,643
 Sanyo Special Steel Co., Ltd..........................         7,000         7,474
 Sasebo Heavy Industries Co., Ltd., Tokyo..............         7,000         9,096
 Seiko Corp............................................         3,000        12,912
 Seiyo Food Systems, Inc...............................         3,000        11,770
 Shikoku Chemicals Corp................................         3,000         8,542
 Shimizu Bank, Ltd.....................................           400        20,460
 Shinagawa Fuel Co., Ltd...............................         3,000        10,925
 Shindengen Electric Manufacturing Co., Ltd............         3,000        15,469
 Shin-Etsu Polymer Co., Ltd............................         5,000        28,927
 *Shinko Electric Co., Ltd.............................         6,000        10,031
 Shinmaywa Industries, Ltd.............................         5,000        12,043
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......        12,000        16,289
 Showa Sangyo Co., Ltd.................................        10,000        19,533
 Sumitomo Construction Co., Ltd........................         6,000         7,946
 *Sumitomo Light Metal Industries, Ltd.................        11,000        10,379
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................         2,000         6,952
 Sun Wave Corp.........................................         2,000         5,380
 Taisei Rotec Corp.....................................         3,000         7,697
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......         4,000         7,217
 Takasago International Corp...........................         3,000        15,593
 Takashima & Co., Ltd..................................         4,000         6,290
 Takiron Co., Ltd......................................         3,000         8,244
 Tamura Corp...........................................         4,000        21,354
 Tasaki Shinju Co., Ltd................................         2,000         7,946
 *Teac Corp............................................         5,000        25,244
 Teisan KK.............................................         5,000        13,864
 Tenma Corp............................................         2,000        26,817
 Toa Corp..............................................        12,000        19,964
 Toa Doro Kogyo Co., Ltd...............................         3,000         6,133
 *Toa Wool Spinning & Weaving Co., Ltd.................         6,000         9,485
 Tochigi Bank, Ltd.....................................         3,000        15,271
 Toenec Corp...........................................         3,000        11,670
 Toho Zinc Co., Ltd....................................         4,000         8,972
 Tokai Carbon Co., Ltd.................................        12,000        24,036
 Tokai Rika Co., Ltd...................................         3,000        21,677
 Tokico, Ltd...........................................         4,000         5,628
 Tokin Corp............................................         2,000        12,233
 Tokushu Paper Manufacturing Co., Ltd..................         3,000        16,711
 Tokyo Rope Manufacturing Co., Ltd.....................         4,000         5,363
 *Tokyo Securities Co., Ltd............................         4,000         7,383
 Tokyo Tanabe Co., Ltd., Tokyo.........................         8,000        38,735
 *Tokyo Tekko Co., Ltd.................................         3,000         2,731
 Tokyo Theatres Co., Inc., Tokyo.......................         6,000         9,982
 *Tokyu Hotel Chain Co., Ltd...........................        12,000        17,282
 Tokyu Store Chain Corp................................         4,000        15,825
 Tonami Transportation Co., Ltd........................         3,000         5,835
 Topy Industries, Ltd..................................        16,000        26,618
 Toshiba Machine Co., Ltd..............................         6,000        11,919

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Totoku Electric Co., Ltd., Tokyo.....................         3,000  $      6,307
 Toyo Chemical Co., Ltd................................         3,000        10,280
 *Toyo Electric Co., Ltd...............................         5,000         6,208
 Toyo Engineering Corp.................................        11,000        12,200
 Toyo Exterior Co., Ltd................................         3,000        35,036
 Toyo Kohan Co., Ltd...................................         3,000        10,056
 Toyo Tire & Rubber Co., Ltd...........................         8,000        13,773
 Toyo Umpanki Co., Ltd.................................         5,000         9,518
 Tsubaki Nakashima Co., Ltd............................         4,000        26,717
 Tsumura & Co., Inc....................................         3,000        10,454
 Unisia Jecs Corp......................................         3,000         4,991
 Wakachiku Construction Co., Ltd.......................         4,000         7,615
 Yokohama Reito Co., Ltd...............................         3,000        20,063
 Yomiuri Land Co., Ltd.................................         3,000         7,226
 Yondenko Corp.........................................         2,100         8,187
 Yonekyu Corp..........................................         2,000        24,830
 Yoshimoto Kogyo Co., Ltd..............................         2,000        13,243
 *Yuasa Corp...........................................         7,000        17,845
 Yurtec Corp...........................................         4,000        23,076
 Zenchiku Co., Ltd.....................................         4,000        12,084
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,805,942)....................................                   3,243,430
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $1,611).......................................                       1,586
                                                                       ------------
TOTAL -- JAPAN
  (Cost $4,807,553)....................................                   3,245,016
                                                                       ------------

UNITED KINGDOM -- (21.1%)
COMMON STOCKS -- (21.0%)
 Abbot Group P.L.C.....................................         7,000        15,591
 Albright & Wilson P.L.C...............................        12,000        31,343
 Amec P.L.C............................................         9,172        38,140
 Ash & Lacy P.L.C......................................         7,000        13,180
 BICC P.L.C............................................        22,000        34,548
 BPP Holdings P.L.C....................................         1,400        13,068
 BSG International P.L.C...............................        13,300        31,755
 Bellway P.L.C.........................................         4,000        22,722
 Benchmark Group P.L.C.................................         5,000        18,147
 Berisford P.L.C.......................................         7,000        26,752
 Bespak P.L.C..........................................         1,360        17,325
 Black (Peter) Holdings P.L.C..........................         3,000        17,330
 Body Shop International P.L.C.........................         8,000        14,742
 Booker P.L.C..........................................        11,000        15,159
 Bradford Property Trust P.L.C.........................         6,000        23,892
 Bradstock Group P.L.C.................................        21,000        13,629
 Brake Brothers P.L.C..................................         2,430        29,885
 Brammer (H.) P.L.C....................................         1,909        15,784
 *British Biotech P.L.C................................        30,000         7,692
 British Polythene Industries P.L.C....................         2,000        12,178
 British-Borneo Petroleum Syndicate P.L.C..............         5,142        13,595
 Bryant Group P.L.C....................................        10,684        24,739
 Bulmer (H.P.) Holdings P.L.C..........................         2,002        11,790
 Carpetright P.L.C.....................................         4,000        20,767
 Charter P.L.C.........................................         4,400        27,286
 *Chiroscience Group P.L.C.............................         5,000        19,429
 City Centre Restaurants P.L.C.........................         9,500        11,113
 Cordiant Communications Group P.L.C...................        12,000        29,901
 Courtaulds Textiles P.L.C.............................         4,600        10,135
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Courts P.L.C..........................................         2,320  $     12,919
 Cox Insurance Holdings P.L.C..........................         7,000        21,480
 Dawson Group P.L.C....................................         4,000         9,935
 *Dawson International P.L.C...........................        10,277         3,294
 Delta P.L.C...........................................         6,000        14,133
 Derwent Valley Holdings P.L.C.........................         2,000        18,107
 Devro P.L.C...........................................         8,000        16,857
 Dewhirst Group P.L.C..................................         6,000         8,365
 *Dialog Corp. P.L.C...................................         8,000        11,666
 Diploma P.L.C.........................................         3,000         8,220
 Ellis & Everard P.L.C.................................         4,382        14,851
 Euromoney Publications P.L.C..........................           990        26,374
 Fairey Group P.L.C....................................         4,610        29,068
 Finelist Group P.L.C..................................         3,000         9,590
 First Choice Holidays.................................        14,437        55,753
 Forth Ports P.L.C.....................................         2,000        16,345
 GWR Group P.L.C.......................................         5,000        32,489
 Geest P.L.C...........................................         3,000        24,397
 Gerrard Group P.L.C...................................         3,500        26,416
 Go-Ahead Group P.L.C..................................         2,000        28,250
 Graham Group P.L.C....................................         7,000        17,218
 Grantchester Holdings P.L.C...........................        10,000        25,959
 Greene King P.L.C.....................................         2,000        20,671
 Greggs P.L.C..........................................           640        25,510
 Greycoat P.L.C........................................         6,000        24,661
 Hambro Countrywide P.L.C..............................        14,000        34,099
 Hazlewood Foods P.L.C.................................        11,000        23,443
 Henlys Group P.L.C....................................         2,000        19,453
 Heywood Williams Group P.L.C..........................         5,000        21,512
 Highland Distilleries Co. P.L.C.......................         6,000        23,075
 Hillsdown Holdings P.L.C..............................        19,700        46,089
 Hiscox P.L.C..........................................         6,000        16,345
 Hogg Robinson P.L.C...................................         4,770        16,892
 House of Fraser P.L.C.................................         8,000        11,537
 Hunting P.L.C.........................................         5,163        11,665
 Iceland Group P.L.C...................................         8,000        34,035
 Invensys P.L.C........................................            18            82
 JJB Sports P.L.C......................................         6,000        30,189
 Jardine Lloyd Thompson Group P.L.C....................         8,790        33,171
 Johnston Press P.L.C..................................         7,010        31,171
 Laird Group P.L.C.....................................         6,800        28,276
 London Clubs International P.L.C......................         7,000        16,040
 London Forfeiting Co..................................         5,000         4,286
 London Merchant Securities P.L.C......................        10,000        16,905
 Low & Bonar P.L.C.....................................         5,000        12,859
 Lynx Holdings P.L.C...................................         5,000        13,020
 MacFarlane Group Clansman P.L.C.......................         6,000         7,836
 Manchester United P.L.C...............................        12,000        36,054
 McBride P.L.C.........................................         6,500        12,134
 Meggitt P.L.C.........................................        10,461        30,508
 Menzies (John) P.L.C..................................         3,000        15,960
 Mersey Docks & Harbour Co. P.L.C......................         3,580        29,544
 *Micro Focus Group P.L.C..............................         3,575         8,994
 Molins P.L.C..........................................         1,360         2,888
 *Monument Oil & Gas Holdings P.L.C....................        35,000        30,706
 Mowlem (John) & Co. P.L.C.............................         8,000        18,460
 *NXT P.L.C............................................         2,800        22,097
 Nestor - BNA P.L.C....................................         3,700        25,494
 *Oxford Molecular Group P.L.C.........................         6,530         5,337
 Parity P.L.C..........................................         2,000        19,373
 Perkins Foods P.L.C...................................         6,688        13,932

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Persimmon P.L.C.......................................         8,404  $     32,791
 Photo-Me International P.L.C..........................         6,000        70,666
 Polypipe P.L.C........................................         8,225        26,162
 *Premier Consolidated Oilfields P.L.C.................        40,000        12,339
 Psion P.L.C...........................................         4,000        49,995
 Quick Group P.L.C.....................................        12,738        16,839
 Redrow Group P.L.C....................................        11,000        35,694
 Regent Inns P.L.C.....................................         4,000        11,794
 Renishaw P.L.C........................................         2,904        20,010
 Rotork P.L.C..........................................         4,000        28,299
 SIG P.L.C.............................................         4,300        11,645
 Salvesen (Christian) P.L.C............................        12,000        19,421
 Scapa Group P.L.C.....................................        11,000        23,531
 Senior Engineering Group P.L.C........................        12,000        29,613
 Shanks & McEwan Group P.L.C...........................         8,000        29,741
 St. Modwen Properties P.L.C...........................        23,000        29,300
 Stanley Leisure Organisation P.L.C....................         4,000        16,024
 Staveley Industries P.L.C.............................         6,000         6,490
 Swan Hill Group P.L.C.................................        13,000        13,957
 T & S Stores P.L.C....................................         7,690        45,409
 Taylor Nelson AGB P.L.C...............................        18,000        41,102
 Tibbett & Britten Group P.L.C.........................         2,300        19,349
 Tilbury Douglas P.L.C.................................         9,249        41,720
 Transport Development Group P.L.C.....................         4,126        13,454
 Vardon P.L.C..........................................         9,000        25,599
 Vaux Group P.L.C......................................         5,319        24,675
 Versailles Group P.L.C................................        13,000        31,559
 Vitec Group P.L.C.....................................         2,000        19,037
 Vosper Thornycroft Holdings P.L.C.....................         1,460        22,986
 Waddington (John) P.L.C...............................         3,980        11,926
 Wates City of London Properties P.L.C.................        12,000        18,267
 Watson & Philip P.L.C.................................         2,300         3,262
 Westbury P.L.C........................................         5,170        24,025
 Wilson (Connolly) Holdings P.L.C......................         8,000        18,652
 Wolverhampton & Dudley Breweries P.L.C................         2,400        22,132
 Yates Brothers Wine Lodges P.L.C......................         3,013        22,692
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,715,369)....................................                   2,697,763
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $10,649)......................................                      10,600
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $2,726,018)....................................                   2,708,363
                                                                       ------------
FRANCE -- (6.8%)
COMMON STOCKS -- (6.8%)
 Boiron SA.............................................           300        19,448
 Bollore Technologies SA...............................           200        37,956
 Brioche Pasquier SA...................................           200        21,226
 *CDE (Comptoir des Entrepeneurs SA)...................         7,678        19,187
 Carbone Lorraine......................................           400        20,235
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................           100        35,655
 DMC (Dollfus Mieg et Cie).............................           300         1,804
 Damart SA.............................................           300        23,087
 Dietrich et Cie.......................................           450        27,149
 Europe 1 Communication................................            81        22,901
 Fimalac SA............................................           330        36,817
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Fonciere Lyonnaise SA.................................           204  $     27,090
 Fraikin SA............................................           400        21,330
 GFI Industries SA.....................................           500        19,344
 Gaumont...............................................           408        25,596
 Generale de Geophysique SA............................           300        13,833
 Groupe Andre SA.......................................           304        44,501
 Groupe du Louvre SA...................................           700        53,797
 Groupe Norbert Dentressangle SA.......................           600        16,060
 Guyenne et Gascogne SA................................            60        30,666
 Infogrames Entertainment SA...........................           550        38,991
 Legris Industries SA..................................           400        16,521
 Metaleurop SA.........................................         1,500         9,724
 *Moulinex SA..........................................         1,440        16,593
 Nord-Est SA...........................................           752        21,458
 Rochefortaise Communication SA........................           190        21,297
 Rue Imperiale de Lyon.................................            20        23,212
 *Signaux et d'Equipements Electroniques SA............           321        18,125
 Silic (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................           160        24,041
 Skis Rossignol SA.....................................           648         9,486
 Societe des Immeubles de France.......................         1,620        28,796
 Sogeparc SA...........................................           300        20,703
 *Sommer-Allibert SA...................................           900        25,408
 Sopra SA..............................................           500        25,826
 Strafor Facom SA......................................           283        25,744
 Sylea SA..............................................           200        12,171
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................           400        14,053
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $801,186)......................................                     869,831
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fonciere Lyonnaise SA Warrants 07/30/02..............           204           134
 *Havas Advertising SA Warrants 05/13/01...............           207           448
 *Inforgrames Entertainment SA Warrants 06/30/01.......            50           369
 *LA Continental d'Enterprises SA Warrants 10/31/01....           752         1,219
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,423)........................................                       2,170
                                                                       ------------
TOTAL -- FRANCE
  (Cost $802,609)......................................                     872,001
                                                                       ------------

GERMANY -- (5.7%)
COMMON STOCKS -- (5.7%)
 AGIV AG fuer Industrie & Verkehrswesen................         1,700        36,084
 Andreae-Noris Zahn AG, Anzag..........................           580        15,161
 Barmag AG.............................................           700        12,443
 Bayerische Handelsbank AG.............................           860        24,459
 Binding-Brauerei AG...................................            70        16,102
 Brau und Brunnen AG...................................           300        21,174
 Concordia Bau und Boden AG............................           667         4,464
 DSL Holdings AG.......................................         1,500        23,840
 Deutsche Babcock AG, Oberhausen.......................           380        19,072
 Duerr Beteiligungs AG.................................           500        12,443
 Dyckerhoff & Widmann AG...............................           100         9,411

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Fag Kugelfischer Georg Schaeffer AG...................         1,250  $     11,240
 Gerresheimer Glas AG..................................         1,000        15,684
 Goldschmidt AG........................................            50        27,767
 Harpen AG.............................................            25         5,045
 Harpener AG...........................................           100        21,017
 Holsten-Brauerei AG, Hamburg..........................           100        20,180
 Holzmann (Philipp) AG.................................           200        30,908
 Horten AG.............................................           200        25,304
 Iwka AG...............................................         1,000        20,389
 KWS Kleinwanzlebener Saatzucht AG.....................            15         9,222
 Kali und Salz Beteiligungs AG.........................           200        26,663
 Kiekert AG............................................           500        17,357
 Kloeckner-Werke AG....................................           400        25,513
 Km-Europa Metal AG....................................           400        21,958
 Kraftuebertragungswerke Rheinfelden AG................            80        24,676
 Mannheimer Versicherung AG............................            48        25,095
 Phoenix AG, Hamburg...................................         1,000        16,102
 *Plettac AG...........................................            70         3,843
 Rheinmetall Berlin AG.................................           990        19,461
 Rhoen Klinikum AG.....................................           200        19,030
 Salamander AG, Kornwesteim............................           100        15,893
 Schmalbach-Lubeca AG..................................           140        20,494
 Strabag AG............................................           100         5,751
 Stuttgarter Hofbraeu AG...............................           100        24,572
 Sued-Chemie AG........................................           200         7,842
 Sueddeutsche Bodencreditbank AG.......................           150         4,893
 #Tarkett AG...........................................         1,200        11,794
 Varta AG..............................................           130        16,923
 Vossloh AG............................................           800        21,163
 Walter AG.............................................         1,000        28,127
                                                                       ------------
TOTAL -- GERMANY
  (Cost $857,887)......................................                     738,559
                                                                       ------------

SINGAPORE -- (5.6%)
COMMON STOCKS -- (5.5%)
 Amtek Engineering, Ltd................................        15,000        12,263
 Avimo Group, Ltd......................................        11,000        16,391
 British-American Tobacco Co. (Singapore), Ltd.........         7,000        23,540
 Bukit Sembawang Estates, Ltd..........................         1,000        11,248
 Comfort Group, Ltd....................................        37,000        20,595
 First Capital Corp., Ltd..............................        33,000        43,624
 GK Goh Holdings.......................................        17,000        13,307
 Haw Par Brothers International, Ltd...................        24,000        37,571
 Hitachi Zosen (Singapore), Ltd........................        22,000        16,327
 Hotel Plaza, Ltd......................................        25,000        10,219
 Hotel Properties, Ltd.................................        32,000        24,676
 Inchcape Motors, Ltd..................................        18,000        28,805
 Kay Hian Holdings, Ltd. (Foreign).....................        13,000         8,291
 Keppel Marine Industries, Ltd.........................        24,000        32,005
 Keppel Telecommunications and Transportation, Ltd.....        27,000        36,945
 Kim Eng Holdings, Ltd.................................        65,000        40,325
 Labroy Marine, Ltd....................................        25,000        25,076
 *Neptune Orient Lines, Ltd............................        34,000        28,190
 Orchard Parade Holdings, Ltd..........................        11,200         8,117
 *Osprey Maritime, Ltd.................................        69,000        31,005
 Overseas Union Enterprise, Ltd........................         6,000        18,264
 Robinson & Co., Ltd...................................         8,000        23,192
 *Scotts Holdings, Ltd.................................        25,000        11,886
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Sembcorp Logistics, Ltd..............................        12,000  $     35,484
 Shangri-la Hotel, Ltd.................................         7,000        15,666
 Sime Singapore, Ltd...................................        49,000        20,029
 Straits Trading Co., Ltd..............................        51,000        63,871
 Times Publishing, Ltd.................................        11,000        21,302
 Tuan Sing Holdings, Ltd...............................        44,000         9,439
 *Van der Horst, Ltd...................................         4,000         1,229
 Vickers Ballas Holdings, Ltd..........................        29,000        21,522
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $662,776)......................................                     710,404
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 *First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible
   (Cost $5,895).......................................         9,900        13,145
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $1,854).......................................                       1,861
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $670,525)......................................                     725,410
                                                                       ------------

HONG KONG -- (5.5%)
COMMON STOCKS -- (5.5%)
 ASM Pacific Technology, Ltd...........................        30,000        19,537
 Allied Group, Ltd.....................................       276,000        19,576
 Allied Properties (Hong Kong), Ltd....................       142,000         7,325
 Asia Financial Holdings, Ltd..........................        48,960         8,713
 Asia Standard International Group, Ltd................        70,000         8,485
 Cafe de Coral Holdings, Ltd...........................        78,000        23,386
 Century City International Holdings, Ltd..............       394,000        18,291
 Champion Technology Holdings, Ltd.....................       253,410        16,013
 Chen Hsong Holdings, Ltd..............................        72,000        11,792
 *China Aerospace International Holdings, Ltd..........        46,800         4,647
 *China Everbright Technology, Ltd.....................       206,000        18,330
 China Foods Holdings, Ltd.............................        30,000         6,770
 China Motor Bus Co., Ltd..............................         1,600        10,729
 China-Hong Kong Photo Products Holdings, Ltd..........        90,000        12,535
 Continental Mariner Investment Co., Ltd...............        60,000         7,583
 Cross Harbour Tunnel Co., Ltd.........................        29,000        21,878
 *Dong-Jun Holdings, Ltd...............................        92,000           973
 Dynamic Holdings, Ltd.................................        92,000        14,237
 Elec & Eltek International Holdings, Ltd..............       110,000        18,725
 FPB Bank Holding Co., Ltd.............................        50,000        10,510
 *Founder, Ltd.........................................       122,000        24,071
 Four Seas Mercantile Holdings, Ltd....................        60,000        20,891
 Giordano International, Ltd...........................        82,000        43,355
 Gold Peak Industries (Holdings), Ltd..................        81,250        16,136
 Goldlion Holdings, Ltd................................        37,000         3,340
 Grande Holdings, Ltd..................................        28,000        10,201
 Great Wall Electronic International, Ltd..............       142,640         6,162
 Harbour Centre Development, Ltd.......................         9,000         6,151
 International Bank of Asia, Ltd.......................       138,285        33,169
 JCG Holdings, Ltd.....................................        28,000        10,291
 *Kumagai Gumi Hong Kong, Ltd..........................        27,000        12,535

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Lai Sun Development Co., Ltd..........................        86,000  $      6,987
 Lai Sun Hotels International, Ltd.....................       150,000         6,383
 Liu Chong Hing Investment, Ltd........................        18,000        12,535
 Moulin International Holdings, Ltd....................        94,760         9,654
 *Mountbatten Corp.....................................        57,656             0
 *Mountbatten Corp.....................................        57,027             0
 Ngai Lik Industrial Holdings, Ltd.....................        94,000        24,123
 Oriental Press Group, Ltd.............................        85,000        10,194
 *QPL International Holdings, Ltd......................        23,000         4,775
 Sea Holdings, Ltd.....................................        38,000        10,903
 *Semi-Tech (Global) Co., Ltd..........................        68,346         3,305
 Shaw Brothers Hong Kong, Ltd..........................        20,000        13,927
 Shell Electric Manufacturing (Holdings) Co., Ltd......        45,600         4,881
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................        90,000         4,062
 Shun Tak Holdings, Ltd................................       224,000        70,050
 Silver Grant International Industries, Ltd............        40,000         3,508
 Sime Darby Hong Kong, Ltd.............................        20,000         5,868
 *Star Telecom International Holdings, Ltd.............        74,000        12,883
 Sun Hung Kai & Co., Ltd...............................        59,000         7,456
 Tai Cheung Holdings, Ltd..............................        25,000         6,770
 *Tem Fat Hing Fung (Holdings), Ltd....................       348,000        15,931
 *Triplenic Holdings, Ltd..............................       168,000         3,618
 Union Bank of Hong Kong, Ltd..........................        24,000        14,624
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,101,980)....................................                     698,774
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Champion Technology Holdings, Ltd. Warrants
   06/30/00............................................        16,800           726
 *China Aerospace International Holdings Warrants
   12/31/99............................................         4,680            42
 *Dong-Jun Holdings, Ltd. Warrants 03/31/00............        18,400            24
 *Grande Holdings, Ltd. Warrants 10/15/00..............         5,600           166
 *Ngai Lik Industrial Holdings, Ltd. Warrants
   06/30/01............................................         9,400         1,976
 *Shell Electric Manufacturing (Holdings) Co., Ltd.
   Warrants 05/31/99...................................         7,600            10
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,944
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $2,022).......................................                       2,021
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $1,104,002)....................................                     703,739
                                                                       ------------

AUSTRALIA -- (4.7%)
COMMON STOCKS -- (4.7%)
 Adelaide Bank, Ltd....................................         5,745        21,861
 Ashton Mining, Ltd....................................        22,406        10,401
 *Aurora Gold, Ltd.....................................        15,600         9,180
 Bank of Queensland, Ltd...............................         6,263        24,733
 Capral Aluminium, Ltd.................................         9,174        13,316
 *Centaur Mining & Exploration, Ltd....................        16,005         3,244
 Crane (G.E) Holdings, Ltd.............................         3,566        19,702
                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Cultus Petroleum NL..................................         7,573  $      3,664
 Evans Deakin Industries, Ltd..........................         7,149        18,510
 Flight Centre, Ltd....................................        10,900        51,312
 GWA International, Ltd................................        11,386        19,951
 Goldfields, Ltd.......................................        33,405        20,531
 Hills Industries, Ltd.................................        14,956        23,469
 *Hudson Conway, Ltd...................................         2,329         8,908
 Iama, Ltd.............................................        14,718        22,614
 Mirvac, Ltd...........................................        29,894        43,371
 North Flinders Mines, Ltd.............................         6,728        14,956
 OPSM Protector, Ltd...................................         2,313         4,295
 Pacific BBA, Ltd......................................         5,692        21,027
 *Petsec Energy, Ltd...................................         4,391         1,378
 *Queensland Metals Corp., Ltd.........................        33,273        13,705
 Resolute, Ltd.........................................        10,133         6,095
 Ridley Corp., Ltd.....................................        33,930        21,741
 Siddons Ramset, Ltd...................................         4,586        16,431
 Simsmetal, Ltd........................................         3,430        15,362
 Sonic Healthcare, Ltd.................................        15,918        44,544
 Sons of Gwalia, Ltd...................................         4,449        11,723
 Spotless Services, Ltd................................        28,502        21,431
 *Spotless Services, Ltd. Issue 99.....................         4,071         2,981
 Thakral Holdings Group................................        62,741        24,203
 *Thakral Holdings Group Issue 99......................         2,765         1,049
 Tourism Assets Holdings, Ltd..........................        35,578        14,655
 Wills (W.D. & H.O.) Holdings, Ltd.....................        11,484        45,802
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $666,837)......................................                     596,145
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $4,004).......................................                       4,103
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $670,841)......................................                     600,248
                                                                       ------------

MALAYSIA -- (3.5%)
COMMON STOCKS -- (3.5%)
 Asiatic Development Berhad............................        84,000        23,874
 Ban Hin Lee Bank Berhad...............................         6,000         6,884
 Bandar Raya Developments Berhad.......................        11,000         3,520
 Batu Kawan Berhad.....................................        10,500         9,726
 *Bimb Holdings Berhad.................................        85,000        43,663
 Boustead Holdings Berhad..............................        10,000         6,990
 CCM Bioscience........................................            18            13
 Cahya Mata Sarawak Berhad.............................        37,000        20,097
 Chemical Co. of Malaysia Berhad.......................         7,000         7,368
 Esso Malaysia Berhad..................................        12,000         8,337
 Federal Flour Mills Berhad............................         8,000         6,265
 *Ho Hup Construction Co. Berhad.......................         5,000         3,084
 Hock Hua Bank Berhad (Foreign)........................         5,000         7,421
 Hong Leong Industries Berhad..........................        23,000        18,787
 Hong Leong Properties Berhad..........................        32,000         8,488
 Hume Industries (Malaysia) Berhad.....................        26,000        23,646
 IGB Corp. Berhad......................................        18,000         6,745
 *Kamunting Corp. Berhad...............................        29,000         4,762
 *Kedah Cement Holdings Berhad.........................        24,000        12,076
 Kelang Container Terminal Berhad......................         7,000         4,863
 *Kemayan Corp. Berhad.................................        11,000         1,007
 *Kuala Lumpur Industries Holdings Berhad..............        12,000         1,251
 Kuala Sidim Berhad....................................        18,000        19,137
 Landmarks Berhad......................................        15,000         3,284

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 *Lingkaran Trans Kota Holdings Berhad.................        20,000  $     16,926
 Lingui Development Berhad.............................        22,000        14,219
 *MBF Land Berhad......................................        30,000         3,158
 Malayan Cement Berhad.................................        58,000        29,672
 Malaysia Assurance Alliance Berhad....................         4,000         4,143
 *Malaysian Plantations Berhad.........................        15,000         4,516
 Metroplex Berhad......................................        50,000         8,000
 Mulpha International Berhad...........................        48,000         6,720
 Pelangi Berhad........................................        56,000        16,152
 Pernas International Holdings Berhad..................        24,000         6,164
 Phileo Land Berhad....................................         9,000         2,198
 *Promet Berhad........................................        23,000         1,404
 Samanda Holdings Berhad...............................        16,000        21,053
 Selangor Properties Berhad............................        50,000        20,842
 Shangri-la Hotels (Malaysia) Berhad...................        16,000         4,851
 Sime UEP Properties Berhad............................        19,000        19,120
 Ta Enterprise Berhad..................................        40,000        13,221
 Tractors Malaysia Holdings Berhad.....................        12,000         4,472
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $850,584)......................................                     448,119
                                                                       ------------

SWITZERLAND -- (3.4%)
COMMON STOCKS -- (3.4%)
 Attisholz Holding AG, Attisholz.......................            24        14,382
 Bank Sarasin & Cie Series B, Basel....................            10        16,934
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................           100        15,720
 ESEC Holding SA, Cham.................................            15        12,799
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...            60        22,015
 Financiere Michelin, Granges-Paccot...................            50        22,645
 Forbo Holding AG, Eglisau.............................            51        20,922
 Generali (Switzerland) Holdings, Adliswil.............            80        26,990
 Kraftwerk Laufenburg, Laufenburg......................           100        15,326
 Moevenpick-Holding, Zuerich...........................            40        18,378
 Oz Holding, Zuerich...................................            20        18,313
 Phoenix Mecano AG, Stein am Rhein.....................            50        23,794
 Phonak Holding AG Series B............................            20        24,286
 Publicitas Holding SA, Lausanne.......................           110        67,147
 Sarna Kunststoff Holding AG, Sarnen...................            15        18,362
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................            10        19,363
 Sika Finanz AG, Baar..................................            90        26,790
 Von Roll Holding AG, Gerlafingen......................         1,359        27,652
 Zuercher Ziegeleien Holding, Zuerich..................            27        21,975
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $439,195)......................................                     433,793
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $1,903).......................................                       1,883
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $441,098)......................................                     435,676
                                                                       ------------

SWEDEN -- (3.2%)
COMMON STOCKS -- (3.1%)
 Allgon AB Series B....................................         1,400        16,820
 *Argonaut AB Series B.................................        13,200         9,238
 Avesta Sheffield AB...................................        14,800        59,212
                                                            SHARES           VALUE+
                                                         ------------  ------------
 Bergman & Beving AB Series B..........................         2,500  $     34,992
 Carbo AB..............................................         2,400        48,429
 Catena AB Series A....................................         1,700        15,962
 Celsius Industrier AB Series B........................         1,400        17,473
 Diligentia AB.........................................         3,100        23,503
 Enator AB.............................................         1,400        35,354
 Esselte AB Series A...................................         1,400        21,229
 Esselte AB Series B...................................         1,100        16,936
 Garphyttan Industrier AB..............................         1,680        22,437
 Lindex AB.............................................           700        18,902
 Mandator AB...........................................         3,000        20,645
 Nobelpharma AB........................................         1,400        20,249
 Rottneros Bruk AB.....................................        11,700         8,120
 Scribona AB Series A..................................         1,500         4,374
 Sifo Group AB.........................................         1,500         8,923
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $447,228)......................................                     402,798
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $6,489).......................................                       6,332
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $453,717)......................................                     409,130
                                                                       ------------

SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
 Amper SA..............................................           800        12,539
 *Asturiana del Zinc SA................................         2,100        24,483
 Banco de Valencia SA..................................         3,000        25,596
 Banco Zaragozano SA...................................         1,200        36,977
 Cementos Portland SA..................................         1,000        36,492
 *Europistas Concesionaria Espanola SA.................         3,361        21,332
 GESA (Gas y Electricidad SA)..........................           400        31,431
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................         3,300        25,948
 *Inmobiliaria Urbis SA................................         2,300        32,755
 Portland Valderrivas SA...............................           900        28,984
 Prosegur Cia de Seguridad SA..........................         2,200        24,568
 Uralita SA............................................         1,900        17,542
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................         2,730        33,940
                                                                       ------------
TOTAL -- SPAIN
  (Cost $277,507)......................................                     352,587
                                                                       ------------

DENMARK -- (2.6%)
COMMON STOCKS -- (2.6%)
 Alm Brand A.S. Series B...............................           623        11,398
 Bang & Olufsen Holding A.S. Series B..................           450        29,477
 Coloplast A.S. Series B...............................           404        41,504
 DFDS A.S., Copenhagen.................................            24        15,030
 Danske Traelastko.....................................           200        15,058
 Falck A.S.............................................           568        41,175
 GN Great Nordic, Ltd..................................         1,600        53,591
 Korn-Og Foderstof Kompagnet A.S.......................           700        14,284
 Nordiske Kabel og Traadfabrikker Holding A.S..........           277        17,932
 Obel (C.W.) A.S. Series B.............................            89        10,496
 Radiometer A.S. Series B..............................           432        20,367
 Sas Danmark A.S.......................................         1,739        19,946

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                         ------------  ------------
 Superfos A.S..........................................         1,142  $     15,911
 Topdanmark A.S........................................           145        23,569
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $343,940)......................................                     329,738
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $3,905).......................................                       3,842
                                                                       ------------
TOTAL -- DENMARK
  (Cost $347,845)......................................                     333,580
                                                                       ------------

ITALY -- (2.5%)
COMMON STOCKS -- (2.5%)
 *Ansaldo Trasporti SpA................................         7,000         9,222
 *Cartiere Burgo SpA...................................         4,000        25,722
 Cia Assicuratrice Unipol SpA..........................         6,000        26,161
 *Dalmine SpA..........................................        82,000        18,863
 Falck (Acciaierie & Ferriere Lombarde)................         5,000        37,119
 Gewiss SpA............................................         2,000        37,642
 *Impregilo SpA........................................        19,000        14,344
 Magneti Marelli SpA...................................        15,000        19,997
 *Premafin Finanziaria SpA.............................        29,600        18,818
 *Premaimm SpA.........................................         7,400         3,172
 Safilo (Sta Azionaria Fabbrica Italiana Lavorazione
   Occhiali) SpA.......................................         5,000        27,813
 Sorin Biomedica SpA...................................         7,500        23,918
 UNICEM (Unione Cementi Marchini Emiliane e di
   Augusta-Casale).....................................         3,000        31,996
 Vianini Lavori SpA....................................        11,000        20,588
                                                                       ------------
TOTAL -- ITALY
  (Cost $257,526)......................................                     315,375
                                                                       ------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
 ACF Holding NV (Certificate)..........................           800        12,045
 Grolsche NV...........................................           800        20,912
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........           312        12,136
 Hollandsche Beton Groep NV............................         1,436        18,468
 Internatio-Mueller NV.................................         1,230        25,465
 Kempen & Co. NV.......................................           324        17,413
 Koninklijke Ahrend NV.................................         1,294        23,407
 Koninklijke Frans Maas Groep NV.......................           765        23,597
 Koninklijke Volker Wessels Stevin NV..................           930        17,698
 Nedlloyd Groep NV, Rotterdam..........................           900        21,456
 Otra NV...............................................         1,000        15,161
 Schuttersveld NV......................................         1,284        20,273
 Twentsche Kabel Holding NV............................           616        20,096
 Unique International NV...............................           710        16,258
 Van der Mollen Holding NV.............................           308        20,096
 Wegener Arcade NV ....................................         1,590        23,691
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $367,377)......................................                     308,172
                                                                       ------------
                                                            SHARES           VALUE+
                                                         ------------  ------------
RIGHTS/WARRANTS -- (0.0%)
 *Hollandsche Beton Groep NV Rights 06/02/99...........         1,436  $          0
 *Koninklijke Nedlloyd NV Rights 06/03/99..............           900             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $367,377)......................................                     308,172
                                                                       ------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 Ackermans & Van Haaren SA.............................           120        40,151
 Afrifina..............................................           140        26,715
 CMB (Cie Martime Belge)...............................           300        12,861
 Cofinimmo SA..........................................           220        25,304
 Deceuninck Plastics Industries SA.....................           130        36,701
 Immobel (Cie Immobiliere de Belgique SA)..............           200        12,966
 Spector Photo Group SA................................           188         6,094
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $144,742)......................................                     160,792
                                                                       ------------
NEW ZEALAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Fernz Corp., Ltd......................................         6,407        19,648
 *Natural Gas Corp. Holdings, Ltd......................        23,600        19,865
 New Zealand Refining Co., Ltd.........................         1,008         8,647
 Ports of Auckland.....................................         5,962        16,142
 Trustpower, Ltd.......................................        18,000        38,699
 Warehouse Group, Ltd..................................         7,154        27,232
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $132,739)......................................                     130,233
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $1,785).......................................                       1,765
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $134,524)......................................                     131,998
                                                                       ------------
UNITED STATES -- (0.2%)
COMMON STOCKS -- (0.2%)
 Omnicom Group, Inc.
   (Cost $20,239)......................................           383        26,810
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $9,226).......................................                       9,092
                                                                       ------------

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $355,000) to be
   repurchased at $341,174.
   (Cost $341,000).....................................  $        341  $    341,000
                                                                       ------------
TOTAL INVESTMENTS - (100.0%) (Cost $15,284,820)++......                $ 12,865,667
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (60.4%)
Abbott Laboratories C.P.
     4.750%, 06/08/99..................................  $       500   $    499,528
BP America C.P.
     4.920%, 06/01/99..................................          500        500,000
Bayer Corp. C.P.
     4.800%, 06/25/99..................................          500        498,380
CC (USA), Inc. C.P.
     4.860%, 07/26/99..................................          500        496,310
Caisse des Depots et Consignations C.P.
     4.770%, 06/08/99..................................          500        499,528
Campbell Soup Co. C.P.
     4.800%, 06/11/99..................................          500        499,331
Corporate Asset Funding Corp. C.P.
     4.850%, 06/14/99..................................          500        499,130
Enterprise Funding Corp. C.P.
     4.900%, 07/13/99..................................          500        497,165
Gannett Co. C.P.
     4.780%, 06/14/99..................................          500        499,124
Glaxo Wellcome P.L.C. C.P.
     4.770%, 07/19/99..................................          500        496,747
Koch Industries, Inc. C.P.
     4.910%, 06/01/99..................................          500        500,000
Metlife Funding, Inc. C.P.
     4.780%, 06/16/99..................................          500        498,996
National Rural Utilities C.P.
     4.820%, 06/07/99..................................          500        499,592
Paccar Financial Corp. C.P.
     4.820%, 06/18/99..................................          500        498,864
Procter & Gamble Co. C.P.
     4.770%, 06/24/99..................................          500        498,463
Sara Lee Corp. C.P.
     4.750%, 06/02/99..................................          500        499,933
Shell Oil Co. C.P.
     4.760%, 06/28/99..................................          500        498,196
Smithkline Beecham Corp. C.P.
     4.830%, 06/04/99..................................          500        499,798
St. Michael Finance, Ltd. C.P.
     4.830%, 06/17/99..................................          500        498,924
Toyota Motor Credit Corp. C.P.
     4.780%, 06/11/99..................................          500        499,331
USAA Capital Corp. C.P.
     4.820%, 07/27/99..................................          500        496,243
Windmill Funding Corp. C.P.
     4.820%, 06/11/99..................................          500        499,331
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $10,973,051)...................................                  10,972,914
                                                                       ------------
AGENCY OBLIGATIONS -- (13.7%)
Federal Farm Credit Bank
     5.125%, 04/02/01..................................          500        495,529
Federal Home Loan Bank
     5.375%, 03/02/01..................................          500        497,771
     5.125%, 04/17/01..................................          500        495,352
Federal National Mortgage Association
     5.310%, 05/18/01..................................          500        496,869
     5.440%, 05/21/01..................................          500        498,056
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,493,720)....................................                   2,483,577
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

BONDS -- (13.7%)
American International Group, Inc. Medium Term Notes
     5.375%, 03/26/01..................................  $       500   $    496,300
Associates Corp. of North America Medium Term Notes
     5.600%, 01/15/01..................................          500        499,900
FCC National Bank Medium Term Notes
     5.380%, 04/26/01..................................          500        495,700
Norwest Financial, Inc. Corporate Bonds
     5.500%, 03/19/01..................................          500        495,000
Wachovia Bank N.A. Medium Term Notes
     5.400%, 03/15/01..................................          500        496,100
                                                                       ------------
TOTAL BONDS
  (Cost $2,500,817)....................................                   2,483,000
                                                                       ------------
VARIABLE RATE
  OBLIGATIONS -- (8.2%)
Chase Manhattan Corp.
     ***5.298%, 08/24/99...............................          500        500,000
Key Bank N.A.
     ***5.245%, 08/02/99...............................          500        499,950
NationsBank Corporation
     ***5.098%, 08/26/99...............................          500        498,300
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,499,918)....................................                   1,498,250
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (3.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.875%, 05/15/06, valued at $646,600) to be
    repurchased at $632,323.
    (Cost $632,000)....................................          632        632,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $18,099,506)++.................................                  18,069,741
                                                                       ------------
OTHER ASSETS AND
  LIABILITIES -- (0.5%)
  Interest Receivable..................................                      48,444
  Receivable for Fund Shares Sold......................                      57,444
  Other Liabilities in Excess of Other Assets..........                      (7,000)
                                                                       ------------
                                                                             98,888
                                                                       ------------
NET ASSETS -- (100%) Applicable to 1,781,225
  Outstanding $0.01 Par Value Shares (100,000,000
  Shares Authorized)...................................                $ 18,168,629
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.20
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 1999, and maturities shown are the next interest readjustment date.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
UNITED STATES -- (26.5%)
BONDS -- (16.0%)
Amoco Canada Medium Term Notes
  7.250%, 09/17/02.....................................           200  $    206,500
Associates Corp. of North America Medium Term Notes
  6.625%, 05/15/01.....................................           300       306,360
Credit Locale de France Holding SA Medium Term Notes
  7.125%, 02/18/02.....................................           100       102,300
France Telecom SA Medium Term Notes
  6.875%, 10/01/01.....................................           300       305,400
General Electric Capital Corp. Medium Term Notes
  5.510%, 03/01/02.....................................           300       299,940
Glaxo K.K. Medium Term Notes
  7.000%, 05/02/02.....................................           300       307,500
Wachovia Bank N.A. Medium Term Notes
  5.400%, 03/15/01.....................................           300       297,660
                                                                       ------------
TOTAL BONDS
  (Cost $1,834,408)....................................                   1,825,660
                                                                       ------------
COMMERCIAL PAPER -- (10.5%)
Caisse des Depots et Consignations C.P.
  4.770%, 06/04/99.....................................           300       299,880
Metlife Funding, Inc. C.P.
  4.780%, 06/16/99.....................................           300       299,397
Shell Oil Co. C.P.
  4.760%, 06/28/99.....................................           300       298,918
Toyota Motor Credit Corp. C.P.
  4.780%, 06/11/99.....................................           300       299,598
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $1,197,814)....................................                   1,197,793
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $3,032,222)....................................                   3,023,453
                                                                       ------------
FRANCE -- (18.5%)
BONDS -- (18.5%)
Belgium (Kingdom of)
  6.875%, 05/30/02.....................................         1,000       175,980
Caisse d'Amortissement et de Dette Sociale
  5.500%, 04/25/02.....................................           122       135,798
Caisse Nationale d'Autoroutes
  5.500%, 02/14/02.....................................         1,800       303,996
Credit Local de France SA Euro Medium Term Notes
  6.000%, 07/01/02.....................................         1,000       171,357
European Investment Bank
  8.500%, 02/20/02.....................................         1,500       272,554
France (Government of) BTAN
  5.500%, 10/12/01.....................................           168       185,634
  4.750%, 03/12/02.....................................           152       166,607

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
KFW International Finance, Inc.
  8.750%, 06/26/02.....................................         1,200  $    221,409
Societe Nationale de Chemins de Fer Francais
  7.750%, 03/01/02.....................................         2,200       392,065
Suedwestdeutsche Landesbank Giro & Suedwestlb Capital
  Markets P.L.C.
  6.000%, 03/08/02.....................................           500        85,615
                                                                       ------------
TOTAL -- FRANCE
  (Cost $2,156,657)....................................                   2,111,015
                                                                       ------------
JAPAN -- (18.5%)
BONDS -- (18.5%)
Asian Development Bank
  5.000%, 02/05/03.....................................        45,000       434,245
Credit Local de France SA
  6.000%, 10/31/01.....................................         9,000        84,920
Deutsche Siedlungs Landesrentenbank
  2.600%, 07/10/02.....................................        32,000       283,953
Eksportfinans ASA
  2.650%, 07/10/02.....................................        20,000       177,719
European Investment Bank
  4.625%, 02/26/03.....................................        10,000        95,754
Export-Import Bank Japan
  4.625%, 07/23/03.....................................           150       163,429
Inter-American Development Bank
  6.000%, 10/30/01.....................................        25,000       235,391
  2.250%, 02/05/02.....................................        10,000        87,229
Nordic Investment Bank
  2.600%, 06/28/02.....................................        40,000       354,743
World Bank (International Bank for Reconstruction and
  Development)
  4.500%, 03/20/03.....................................        20,000       191,277
                                                                       ------------
TOTAL -- JAPAN
  (Cost $2,013,060)....................................                   2,108,660
                                                                       ------------
GERMANY -- (9.4%)
BONDS -- (9.4%)
Deutsche Bahn Finance BV
  6.875%, 07/19/02.....................................           400       236,192
Germany (Republic of)
  8.000%, 01/21/02.....................................           281       330,850
Japan Finance Corp. for Small Business
  4.500%, 08/07/02.....................................           600       330,550
World Bank (International Bank for Reconstruction and
  Development)
  6.125%, 09/27/02.....................................           300       174,866
                                                                       ------------
TOTAL -- GERMANY
  (Cost $1,158,644)....................................                   1,072,458
                                                                       ------------
AUSTRALIA -- (8.8%)
BONDS -- (8.8%)
Airservices Australia
  7.375%, 11/15/01.....................................           250       169,047

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                         ------------  ------------
                                                            (000)
Alberta (Province of)
  7.000%, 03/20/02.....................................           500  $    335,412
Queensland Treasury Corp.
  8.000%, 08/14/01.....................................           300       206,445
State Bank of New South Wales
  11.750%, 08/16/01....................................           200       146,653
  9.250%, 02/18/03.....................................           200       143,842
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $1,055,235)....................................                   1,001,399
                                                                       ------------
NETHERLANDS -- (4.5%)
BONDS -- (4.5%)
Bank Nederlandse Gemeenten NV
  7.625%, 12/16/02.....................................           250       135,167
Netherlands (Kingdom of)
  5.750%, 09/15/02.....................................           340       384,327
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $544,721)......................................                     519,494
                                                                       ------------
CANADA -- (4.3%)
BONDS -- (4.3%)
Canada Mortgage and Housing
  6.250%, 01/02/02.....................................           400       276,849
Toyota Credit Canada, Inc.
  8.000%, 12/29/00.....................................           200       140,905
  7.375%, 12/31/01.....................................           100        70,588
                                                                       ------------
TOTAL BONDS
  (Cost $509,481)......................................                     488,342
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars.....................................                           3
                                                                       ------------
TOTAL -- CANADA
  (Cost $509,484)......................................                     488,345
                                                                       ------------

                                                             FACE
                                                           AMOUNT@        VALUE+
                                                         ------------  ------------
                                                            (000)
DENMARK -- (2.9%)
BONDS -- (2.9%)
Kingdom of Denmark
  8.000%, 05/15/03.....................................         2,000  $    325,654
                                                                       ------------
SWEDEN -- (2.1%)
BONDS -- (2.1%)
Sweden (Kingdom of)
  5.000%, 01/15/04.....................................         2,000       244,129
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.75%, 04/30/00, valued at $205,000) to be
   repurchased at $199,102.............................  $        199       199,000
                                                                       ------------
TOTAL INVESTMENTS -- (97.2%)
  (Cost $11,260,948)++.................................                  11,093,607
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (2.8%)
    Interest Receivable................................                     246,219
    Other Assets.......................................                     256,703
    Other Liabilities..................................                    (178,345)
                                                                       ------------
                                                                            324,577
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 1,077,655
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $ 11,418,184
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.60
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                      VA SMALL        VA LARGE
                                                        VALUE           VALUE
                                                      PORTFOLIO       PORTFOLIO
                                                    -------------   -------------
ASSETS:
Investments at Value..............................  $     18,886    $     33,032
Collateral for Securities Lending.................           752             453
Cash..............................................             1              --
Receivables
  Dividends and Interest..........................            15              84
  Investment Securities Sold......................            45              53
  Fund Shares Sold................................             4               9
Prepaid Expenses and Other Assets.................             3               5
                                                    -------------   -------------
    Total Assets..................................        19,706          33,636
                                                    -------------   -------------

LIABILITIES:
Payable for Securities Lending....................           752             453
Payable for Investment Securities Purchased.......            --             396
Accrued Expenses and Other Liabilities............            14              17
                                                    -------------   -------------
    Total Liabilities.............................           766             866
                                                    -------------   -------------

NET ASSETS........................................  $     18,940    $     32,770
                                                    -------------   -------------
                                                    -------------   -------------

SHARES OUTSTANDING $.01 PAR VALUE (50,000,000
  Shares Authorized)..............................     1,479,616       1,872,181
                                                    -------------   -------------
                                                    -------------   -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      12.80    $      17.50
                                                    -------------   -------------
                                                    -------------   -------------

Investments at Cost...............................  $     18,589    $     27,713
                                                    -------------   -------------
                                                    -------------   -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                         VA              VA
                                                    INTERNATIONAL   INTERNATIONAL
                                                        VALUE           SMALL
                                                      PORTFOLIO       PORTFOLIO
                                                    -------------   -------------
ASSETS:
Investments at Value..............................  $     19,648    $     12,866
Collateral for Securities Lending.................         1,688             126
Cash..............................................           100              15
Receivables
  Dividends, Interest and Foreign Tax Reclaims....           145              67
  Investment Securities Sold......................           111              --
  Fund Shares Sold................................             7               6
Prepaid Expenses and Other Assets.................             6               1
                                                    -------------   -------------
    Total Assets..................................        21,705          13,081
                                                    -------------   -------------

LIABILITIES:
Payable for Securities Lending....................         1,688             126
Payable for Investment Securities Purchased.......             2               7
Accrued Expenses and Other Liabilities............            13              11
                                                    -------------   -------------
    Total Liabilities.............................         1,703             144
                                                    -------------   -------------

NET ASSETS........................................  $     20,002    $     12,937
                                                    -------------   -------------
                                                    -------------   -------------

SHARES OUTSTANDING $.01 PAR VALUE (50,000,000
  Shares Authorized)..............................     1,742,608       1,634,899
                                                    -------------   -------------
                                                    -------------   -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $      11.48    $       7.91
                                                    -------------   -------------
                                                    -------------   -------------

Investments at Cost...............................  $     19,451    $     15,285
                                                    -------------   -------------
                                                    -------------   -------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                        VA SMALL           VA LARGE       VA INTERNATIONAL
                                                         VALUE              VALUE              VALUE
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    ----------------   ----------------   ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $0,
    $0 and $26, respectively).....................        $      79          $     296          $     280
  Interest........................................               18                 20                 10
  Income from Securities Lending..................                3                 --                  6
                                                            -------            -------            -------
      Total Investment Income.....................              100                316                296
                                                            -------            -------            -------

EXPENSES
  Investment Advisory Services....................               45                 39                 42
  Accounting & Transfer Agent Fees................                6                 16                 14
  Custodian's Fees................................                1                  2                  6
  Legal Fees......................................               --                  1                 --
  Audit Fees......................................                1                  2                  1
  Filing Fees.....................................                1                  1                 --
  Shareholders' Reports...........................                2                  3                  2
  Organization Costs..............................                1                  3                  2
  Other...........................................               --                  2                  2
                                                            -------            -------            -------
      Total Expenses..............................               57                 69                 69
                                                            -------            -------            -------
  NET INVESTMENT INCOME...........................               43                247                227
                                                            -------            -------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities......            1,314              3,650                893
  Net Realized Gain on Foreign Currency
    Transactions..................................               --                 --                  2
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities and Foreign
        Currency..................................              (69)               241                102
      Translation of Foreign Currency Denominated
        Amounts...................................               --                 --                 (4)
                                                            -------            -------            -------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................            1,245              3,891                993
                                                            -------            -------            -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................        $   1,288          $   4,138          $   1,220
                                                            -------            -------            -------
                                                            -------            -------            -------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                    VA INTERNATIONAL    VA SHORT-TERM        VA GLOBAL
                                                         SMALL              FIXED               BOND
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    ----------------   ----------------   ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $17,
    $0 and $0, respectively)......................        $     150                 --                 --
  Interest........................................                4          $     478          $     229
  Income from Securities Lending..................                3                 --                 --
                                                            -------              -----             ------
      Total Investment Income.....................              157                478                229
                                                            -------              -----             ------

EXPENSES
  Investment Advisory Services....................               31                 24                 14
  Accounting & Transfer Agent Fees................                9                  2                  8
  Custodian's Fees................................                5                  1                  1
  Audit Fees......................................                1                  1                 --
  Filing Fees.....................................                1                  1                 --
  Shareholders' Reports...........................                1                  2                  1
  Organization Costs..............................                1                  1                  3
  Other...........................................                2                 --                  2
                                                            -------              -----             ------
      Total Expenses..............................               51                 32                 29
                                                            -------              -----             ------
  NET INVESTMENT INCOME...........................              106                446                200
                                                            -------              -----             ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities......              109                 --                 14
  Net Realized Gain on Foreign Currency
    Transactions..................................               44                 --                451
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities and Foreign
        Currency..................................            1,046                (32)              (379)
      Translation of Foreign Currency Denominated
        Amounts...................................               (2)                --                 31
                                                            -------              -----             ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................            1,197                (32)               117
                                                            -------              -----             ------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................        $   1,303          $     414          $     317
                                                            -------              -----             ------
                                                            -------              -----             ------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                           VA SMALL                  VA LARGE
                                                        VALUE PORTFOLIO           VALUE PORTFOLIO
                                                    -----------------------   -----------------------
                                                    SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                      ENDED        ENDED        ENDED        ENDED
                                                     MAY 31,      NOV. 30,     MAY 31,      NOV. 30,
                                                       1999         1998         1999         1998
                                                    ----------   ----------   ----------   ----------
                                                    (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $      43    $       57   $     247    $      411
  Net Realized Gain on Investment Securities......      1,314         1,518       3,650         1,933
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................        (69)       (3,079)        241           742
                                                    ----------   ----------   ----------   ----------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................      1,288        (1,504)      4,138         3,086
                                                    ----------   ----------   ----------   ----------

Distributions From:
  Net Investment Income...........................        (54)          (63)       (120)         (396)
  Net Realized Gains..............................     (1,518)       (1,173)     (1,936)       (1,625)
                                                    ----------   ----------   ----------   ----------
      Total Distributions.........................     (1,572)       (1,236)     (2,056)       (2,021)
                                                    ----------   ----------   ----------   ----------

Capital Share Transactions (1):
  Shares Issued...................................      2,447         6,766       3,465        12,228
  Shares Issued in Lieu of Cash Distributions.....      1,572         1,236       2,056         2,021
  Shares Redeemed.................................     (2,627)       (4,858)     (5,020)       (9,672)
                                                    ----------   ----------   ----------   ----------

      Net Increase From Capital Share
        Transactions..............................      1,392         3,144         501         4,577
                                                    ----------   ----------   ----------   ----------

      Total Increase..............................      1,108           404       2,583         5,642

NET ASSETS
  Beginning of Period.............................     17,832        17,428      30,187        24,545
                                                    ----------   ----------   ----------   ----------
  End of Period...................................  $  18,940    $   17,832   $  32,770    $   30,187
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................        210           471         216           747
   Shares Issued in Lieu of Cash Distributions....        134            89         136           134
   Shares Redeemed................................       (224)         (328)       (308)         (579)
                                                    ----------   ----------   ----------   ----------
                                                          120           232          44           302
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                       VA INTERNATIONAL          VA INTERNATIONAL
                                                        VALUE PORTFOLIO           SMALL PORTFOLIO
                                                    -----------------------   -----------------------
                                                    SIX MONTHS                SIX MONTHS
                                                      ENDED      YEAR ENDED     ENDED      YEAR ENDED
                                                     MAY 31,      NOV. 30,     MAY 31,      NOV. 30,
                                                       1999         1998         1999         1998
                                                    ----------   ----------   ----------   ----------
                                                    (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $     227    $      331   $     106    $      185
  Net Realized Gain on Investment Securities......        893         1,120         109           821
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          2             2          44           (11)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....        102           468       1,046        (1,081)
  Translation of Foreign Currency Denominated
    Amounts.......................................         (4)            1          (2)           (1)
                                                    ----------   ----------   ----------   ----------
      Net Increase (Decrease) in Net Assets
        Resulting from Operations.................      1,220         1,922       1,303           (87)
                                                    ----------   ----------   ----------   ----------

Distributions From:
  Net Investment Income...........................       (386)         (295)       (216)         (119)
  Net Realized Gains..............................     (1,043)         (227)       (823)         (112)
                                                    ----------   ----------   ----------   ----------
      Total Distributions.........................     (1,429)         (522)     (1,039)         (231)
                                                    ----------   ----------   ----------   ----------

Capital Share Transactions (1):
  Shares Issued...................................      1,616         7,431       1,434         5,382
  Shares Issued in Lieu of Cash Distributions.....      1,429           522       1,039           231
  Shares Redeemed.................................     (3,925)       (5,872)     (2,548)       (2,431)
                                                    ----------   ----------   ----------   ----------

      Net Increase (Decrease) From Capital Share
        Transactions..............................       (880)        2,081         (75)        3,182
                                                    ----------   ----------   ----------   ----------

      Total Increase (Decrease)...................     (1,089)        3,481         189         2,864

NET ASSETS
  Beginning of Period.............................     21,091        17,610      12,748         9,884
                                                    ----------   ----------   ----------   ----------
  End of Period...................................  $  20,002    $   21,091   $  12,937    $   12,748
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................        147           628         197           666
   Shares Issued in Lieu of Cash Distributions....        132            50         149            32
   Shares Redeemed................................       (346)         (488)       (350)         (295)
                                                    ----------   ----------   ----------   ----------
                                                          (67)          190          (4)          403
                                                    ----------   ----------   ----------   ----------
                                                    ----------   ----------   ----------   ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                          VA SHORT-TERM                  VA GLOBAL
                                                         FIXED PORTFOLIO               BOND PORTFOLIO
                                                    --------------------------   --------------------------
                                                     SIX MONTHS                   SIX MONTHS
                                                        ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                       MAY 31,       NOV. 30,       MAY 31,       NOV. 30,
                                                        1999           1998          1999           1998
                                                    -------------   ----------   -------------   ----------
                                                     (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........................  $        446    $      879   $        200    $      320
  Net Realized Gain on Investment Securities......            --            19             14             1
  Net Realized Gain on Foreign Currency
    Transactions..................................            --            --            451            35
  Change in Unrealized Appreciation (Depreciation)
    of:
  Investment Securities and Foreign Currency......           (32)           (7)          (379)          513
  Translation of Foreign Currency Denominated
    Amounts.......................................            --            --             31          (154)
                                                    -------------   ----------   -------------   ----------
      Net Increase in Net Assets Resulting from
        Operations................................           414           891            317           715
                                                    -------------   ----------   -------------   ----------
Distributions From:
  Net Investment Income...........................          (183)         (864)            (5)         (798)
  Net Realized Gains..............................           (19)          (12)            (2)          (26)
  Tax Return of Capital...........................            --            --             --           (27)
                                                    -------------   ----------   -------------   ----------
      Total Distributions.........................          (202)         (876)            (7)         (851)
                                                    -------------   ----------   -------------   ----------
Capital Share Transactions (1):
  Shares Issued...................................         2,518         6,661          2,303         4,119
  Shares Issued in Lieu of Cash Distributions.....           202           876              7           851
  Shares Redeemed.................................        (3,230)       (4,221)        (1,685)       (1,424)
                                                    -------------   ----------   -------------   ----------
      Net Increase (Decrease) From Capital Share
        Transactions..............................          (510)        3,316            625         3,546
                                                    -------------   ----------   -------------   ----------
      Total Increase (Decrease)...................          (298)        3,331            935         3,410
NET ASSETS
  Beginning of Period.............................        18,467        15,136         10,483         7,073
                                                    -------------   ----------   -------------   ----------
  End of Period...................................  $     18,169    $   18,467   $     11,418    $   10,483
                                                    -------------   ----------   -------------   ----------
                                                    -------------   ----------   -------------   ----------
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................           250           662            220           410
   Shares Issued in Lieu of Cash Distributions....            20            87              1            87
   Shares Redeemed................................          (320)         (419)          (161)         (141)
                                                    -------------   ----------   -------------   ----------
                                                             (50)          330             60           356
                                                    -------------   ----------   -------------   ----------
                                                    -------------   ----------   -------------   ----------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   VA SMALL
                                                                                VALUE PORTFOLIO
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS        YEAR         YEAR          YEAR          OCT. 3
                                                         ENDED         ENDED        ENDED         ENDED            TO
                                                        MAY 31,       NOV. 30,     NOV. 30,      NOV. 30,       NOV. 30,
                                                         1999           1998         1997          1996           1995
                                                      -----------     --------     --------     ----------     ----------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 13.11       $ 15.45       $11.75        $  9.69        $ 10.00
                                                      -----------     --------     --------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.03          0.04         0.06           0.03           0.01
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         0.82         (1.27)        3.78           2.05          (0.31)
                                                      -----------     --------     --------     ----------     ----------
    Total from Investment Operations..............         0.85         (1.23)        3.84           2.08          (0.30)
                                                      -----------     --------     --------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.04)        (0.06)       (0.03)         (0.02)         (0.01)
  Net Realized Gains..............................        (1.12)        (1.05)       (0.11)            --             --
                                                      -----------     --------     --------     ----------     ----------
    Total Distributions...........................        (1.16)        (1.11)       (0.14)         (0.02)         (0.01)
                                                      -----------     --------     --------     ----------     ----------
Net Asset Value, End of Period....................      $ 12.80       $ 13.11       $15.45        $ 11.75        $  9.69
                                                      -----------     --------     --------     ----------     ----------
                                                      -----------     --------     --------     ----------     ----------
Total Return......................................         7.27%#       (8.45)%      33.02%         21.47%         (3.04)%#
Net Assets, End of Period (thousands).............      $18,940       $17,832       $17,428       $ 8,058        $ 4,848
Ratio of Expenses to Average Net Assets...........         0.64%*        0.70%        0.71%          1.05%          0.99%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         0.48%*        0.32%        0.45%          0.34%          0.91%*
Portfolio Turnover Rate...........................        13.17%*       22.81%       21.18%          5.19%          0.00%*

                                                                                   VA LARGE
                                                                                VALUE PORTFOLIO
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS        YEAR          YEAR          YEAR         JAN. 13
                                                         ENDED          ENDED         ENDED         ENDED          TO
                                                        MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         1999           1998          1997          1996          1995
                                                      -----------     ---------     ---------     ---------     ---------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 16.51        $ 16.08       $ 13.46       $ 11.29       $ 10.00
                                                      -----------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.13           0.24          0.24          0.17          0.19
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         2.00           1.47          3.07          2.12          1.85
                                                      -----------     ---------     ---------     ---------     ---------
    Total from Investment Operations..............         2.13           1.71          3.31          2.29          2.04
                                                      -----------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.07)         (0.24)        (0.23)        (0.12)        (0.16)
  Net Realized Gains..............................        (1.07)         (1.04)        (0.46)           --         (0.59)
                                                      -----------     ---------     ---------     ---------     ---------
    Total Distributions...........................        (1.14)         (1.28)        (0.69)        (0.12)        (0.75)
                                                      -----------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period....................      $ 17.50        $ 16.51       $ 16.08       $ 13.46       $ 11.29
                                                      -----------     ---------     ---------     ---------     ---------
                                                      -----------     ---------     ---------     ---------     ---------
Total Return......................................        14.01%#        11.46%        25.72%        20.45%        20.41%#
Net Assets, End of Period (thousands).............      $32,770        $30,187       $24,545       $13,570       $ 6,562
Ratio of Expenses to Average Net Assets...........         0.44%*         0.46%         0.48%         1.03%         1.20%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         1.60%*         1.49%         1.71%         1.59%         2.03%*
Portfolio Turnover Rate...........................        43.90%*        22.98%        20.49%        18.54%        65.38%*

------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                VA INTERNATIONAL
                                                                                VALUE PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS        YEAR         YEAR           YEAR          OCT. 3
                                                         ENDED         ENDED         ENDED         ENDED            TO
                                                        MAY 31,       NOV. 30,     NOV. 30,       NOV. 30,       NOV. 30,
                                                         1999           1998         1997           1996           1995
                                                      -----------     --------     ---------     ----------     ----------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 11.65       $ 10.87       $ 11.41        $ 10.03        $ 10.00
                                                      -----------     --------     ---------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.13          0.19          0.17           0.11             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         0.48          0.91         (0.56)          1.29          (0.03)
                                                      -----------     --------     ---------     ----------     ----------
    Total from Investment Operations..............         0.61          1.10         (0.39)          1.40          (0.03)
                                                      -----------     --------     ---------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.21)        (0.18)        (0.10)            --             --
  Net Realized Gains..............................        (0.57)        (0.14)        (0.05)         (0.02)            --
                                                      -----------     --------     ---------     ----------     ----------
    Total Distributions...........................        (0.78)        (0.32)        (0.15)         (0.02)            --
                                                      -----------     --------     ---------     ----------     ----------
Net Asset Value, End of Period....................      $ 11.48       $ 11.65       $ 10.87        $ 11.41        $ 10.03
                                                      -----------     --------     ---------     ----------     ----------
                                                      -----------     --------     ---------     ----------     ----------
Total Return......................................         5.70%#       10.43%        (3.45)%        13.92%          0.30%#
Net Assets, End of Period (thousands).............      $20,002       $21,091       $17,610        $10,517        $ 5,014
Ratio of Expenses to Average Net Assets...........         0.67%*        0.68%         0.76%          1.17%          1.32%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         2.17%*        1.63%         1.83%          1.29%         (0.20)%*
Portfolio Turnover Rate...........................         6.87%*       27.11%         7.95%          4.14%          0.00%*

                                                                               VA INTERNATIONAL
                                                                                SMALL PORTFOLIO
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS        YEAR          YEAR          YEAR         JAN. 13
                                                         ENDED          ENDED         ENDED         ENDED          TO
                                                        MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         1999           1998          1997          1996          1995
                                                      -----------     ---------     ---------     ---------     ---------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $  7.78        $  7.99       $ 10.48       $  9.71       $ 10.00
                                                      -----------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.06           0.11          0.09          0.06         (0.01)
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         0.70          (0.14)        (2.30)         0.71         (0.28)
                                                      -----------     ---------     ---------     ---------     ---------
    Total from Investment Operations..............         0.76          (0.03)        (2.21)         0.77         (0.29)
                                                      -----------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.13)         (0.09)        (0.06)           --            --
  Net Realized Gains..............................        (0.50)         (0.09)        (0.22)           --            --
                                                      -----------     ---------     ---------     ---------     ---------
    Total Distributions...........................        (0.63)         (0.18)        (0.28)           --            --
                                                      -----------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period....................      $  7.91        $  7.78       $  7.99       $ 10.48       $  9.71
                                                      -----------     ---------     ---------     ---------     ---------
                                                      -----------     ---------     ---------     ---------     ---------
Total Return......................................        10.83%#        (0.23)%      (21.54)%        7.93%        (2.90)%#
Net Assets, End of Period (thousands).............      $12,937        $12,748       $ 9,884       $ 6,007       $ 4,856
Ratio of Expenses to Average Net Assets...........         0.81%*         0.90%         0.99%         1.27%         2.52%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         1.69%*         1.56%         1.32%         0.63%        (0.39)%*
Portfolio Turnover Rate...........................         5.62%*        20.82%         8.57%         6.40%         0.00%*

------------------
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 VA SHORT-TERM
                                                                                FIXED PORTFOLIO
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS        YEAR         YEAR          YEAR          OCT. 3
                                                         ENDED         ENDED         ENDED         ENDED           TO
                                                        MAY 31,       NOV. 30,     NOV. 30,      NOV. 30,       NOV. 30,
                                                         1999           1998         1997          1996           1995
                                                      -----------     --------     ---------     ---------     ----------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 10.09       $ 10.08       $ 10.08        $10.04        $ 10.00
                                                      -----------     --------     ---------     ---------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.25          0.53          0.53          0.48           0.08
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................        (0.03)         0.02            --          0.04             --
                                                      -----------     --------     ---------     ---------     ----------
    Total from Investment Operations..............         0.22          0.55          0.53          0.52           0.08
                                                      -----------     --------     ---------     ---------     ----------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.10)        (0.53)        (0.53)        (0.48)         (0.04)
  Net Realized Gains..............................        (0.01)        (0.01)           --            --             --
  Tax Return of Capital...........................           --            --            --            --             --
                                                      -----------     --------     ---------     ---------     ----------
    Total Distributions...........................        (0.11)        (0.54)        (0.53)        (0.48)         (0.04)
                                                      -----------     --------     ---------     ---------     ----------
Net Asset Value, End of Period....................      $ 10.20       $ 10.09       $ 10.08        $10.08        $ 10.04
                                                      -----------     --------     ---------     ---------     ----------
                                                      -----------     --------     ---------     ---------     ----------
Total Return......................................         2.18%#        5.54%         5.46%         5.34%          0.81%#
Net Assets, End of Period (thousands).............      $18,169       $18,467       $15,136        $7,789        $ 5,041
Ratio of Expenses to Average Net Assets...........         0.35%*        0.41%         0.43%         0.70%          0.63%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         4.74%*        5.24%         5.44%         4.93%          5.11%*
Portfolio Turnover Rate...........................        14.32%*       49.84%        72.92%        29.27%          0.00%*

                                                                                   VA GLOBAL
                                                                                BOND PORTFOLIO
                                                      -------------------------------------------------------------------
                                                      SIX MONTHS        YEAR          YEAR          YEAR         JAN. 13
                                                         ENDED          ENDED         ENDED         ENDED          TO
                                                        MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         1999           1998          1997          1996          1995
                                                      -----------     ---------     ---------     ---------     ---------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 10.30        $ 10.69       $ 11.14       $ 10.61       $ 10.00
                                                      -----------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................         0.22           0.52          0.42          0.37          0.48
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................         0.09           0.30          0.34          0.57          0.81
                                                      -----------     ---------     ---------     ---------     ---------
    Total from Investment Operations..............         0.31           0.82          0.76          0.94          1.29
                                                      -----------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................        (0.01)         (1.14)        (0.94)        (0.41)        (0.57)
  Net Realized Gains..............................           --          (0.04)        (0.27)           --         (0.11)
  Tax Return of Capital...........................           --          (0.03)           --            --            --
                                                      -----------     ---------     ---------     ---------     ---------
    Total Distributions...........................        (0.01)         (1.21)        (1.21)        (0.41)        (0.68)
                                                      -----------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period....................      $ 10.60        $ 10.30       $ 10.69       $ 11.14       $ 10.61
                                                      -----------     ---------     ---------     ---------     ---------
                                                      -----------     ---------     ---------     ---------     ---------
Total Return......................................         2.98%#         8.44%         7.58%         9.16%        13.09%#
Net Assets, End of Period (thousands).............      $11,418        $10,483       $ 7,073       $ 3,703       $ 3,393
Ratio of Expenses to Average Net Assets...........         0.53%*         0.57%         0.65%         1.73%         1.31%*
Ratio of Net Investment Income to Average Net
  Assets..........................................         3.61%*         3.65%         4.09%         3.43%         5.08%*
Portfolio Turnover Rate...........................        31.34%*        36.97%        58.35%        88.93%        60.09%*

------------------
(Restated to reflect a 900% stock dividend as of January 2, 1996.)
   *  Annualized
   #  Non-Annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-four portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-eight portfolios, twenty-seven are presented in separate reports and the remaining portfolio has not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 1999, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio.................................  0.50 of 1%
VA Large Value Portfolio.................................  0.25 of 1%
VA International Value Portfolio.........................  0.40 of 1%
VA International Small Portfolio.........................  0.50 of 1%
VA Short-Term Fixed Portfolio............................  0.25 of 1%
VA Global Bond Portfolio.................................  0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the VA Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                    OTHER INVESTMENT
                                                                       SECURITIES
                                                                 ----------------------
                                                                  PURCHASES     SALES
                                                                 -----------  ---------
VA Small Value Portfolio.......................................   $   2,597   $   3,036
VA Large Value Portfolio.......................................       6,662       7,675
VA International Value Portfolio...............................         693       2,352
VA International Small Portfolio...............................         346       1,037
VA Short-Term Fixed Portfolio..................................       6,987         301
VA Global Bond Portfolio.......................................       3,823       1,612

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                                APPRECIATION       DEPRECIATION        NET
                                                                              -----------------  -----------------  ---------
VA Small Value Portfolio....................................................      $   3,753          $  (3,456)     $     297
VA Large Value Portfolio....................................................          6,570             (1,251)         5,319
VA International Value Portfolio............................................          3,217             (3,020)           197
VA International Small Portfolio............................................          1,654             (4,073)        (2,419)
VA Short-Term Fixed Portfolio...............................................              4                (34)           (30)
VA Global Bond Portfolio....................................................             --               (167)          (167)

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1999, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
EXPIRATION                                                  CONTRACT      VALUE AT MAY 31,      EXCHANGE
   DATE                    CURRENCY SOLD                     AMOUNT             1999          GAIN (LOSS)
----------  --------------------------------------------  -------------  -------------------  ------------
 6/17/99         2,340,222  Denmark Krone                 $     338,195    $       329,343     $    8,852
 6/18/99         1,586,001  Australian Dollars                1,026,938          1,036,968        (10,030)
 6/21/99       240,263,963  Japanese Yen                      1,952,493          1,988,611        (36,118)
 6/22/99         3,827,285  European Currency Unit            4,053,501          4,001,846         51,655
 6/23/99           743,347  Canadian Dollars                    509,440            505,018          4,422
 6/23/99         2,139,389  Sweden Krona                        253,723            249,540          4,183
                                                          -------------  -------------------  ------------
                                                          $   8,134,290    $     8,111,326     $   22,964
                                                          -------------  -------------------  ------------
                                                          -------------  -------------------  ------------

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1999 borrowings under the line by the VA Portfolios were as follows:

                                                 WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                                  AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                               INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                               -------------   ------------   -----------   --------   ---------------
The VA Large Value Portfolio.................      5.22%         $112,443          14         $228        $289,000
The VA International Value Portfolio.........      5.18%          116,071          14          468         375,000
The VA International Small Portfolio.........      5.26%          189,318          15          613         500,000

There were no outstanding borrowings under the line of credit at May 31, 1999.

H. COMPONENTS OF NET ASSETS:

                                                                                 AT MAY 31, 1999 NET ASSETS CONSIST OF:
                                                                                         (AMOUNTS IN THOUSANDS)
                                                                           ---------------------------------------------------
                                                                               VA SMALL         VA LARGE      VA INTERNATIONAL
                                                                                VALUE             VALUE            VALUE
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   17,295       $    23,564       $   18,695
Undistributed Net Investment Income......................................             34               240              131
Undistributed Net Realized Gain..........................................          1,314             3,647              979
Undistributed Net Realized Foreign Exchange Gain.........................             --                --                2
Unrealized Appreciation of Investment Securities and Foreign Currency....            297             5,319              197
Unrealized Net Foreign Exchange Loss.....................................             --                --               (2)
                                                                                --------     ---------------       --------
                                                                              $   18,940       $    32,770       $   20,002
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------


                                                                           VA INTERNATIONAL   VA SHORT-TERM      VA GLOBAL
                                                                                SMALL             FIXED             BOND
                                                                              PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                           ----------------  ---------------  ----------------
Paid-In Capital..........................................................     $   15,153       $    17,862       $   10,898
Undistributed Net Investment Income......................................             53               337              209
Undistributed Net Realized Gain..........................................            107                --               12
Undistributed Net Realized Foreign Exchange Gain.........................             44                --              451
Unrealized Depreciation of Investment Securities and Foreign Currency....         (2,419)              (30)            (167)
Unrealized Net Foreign Exchange Gain (Loss)..............................             (1)               --               15
                                                                                --------     ---------------       --------
                                                                              $   12,937       $    18,169       $   11,418
                                                                                --------     ---------------       --------
                                                                                --------     ---------------       --------

I. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers, Barclays de Zoette Wedd and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio, and the value of collateral on overnight repurchase agreements at May 31, 1999, was as follows:

                                                                                                                  VALUE OF
                                                                                                                COLLATERAL ON
                                                                                                  VALUE OF        OVERNIGHT
                                                                                  VALUE OF     COLLATERAL AND    REPURCHASE
                                                                                 SECURITIES    INDEMNIFICATION   AGREEMENTS
                                                                                -------------  ---------------  -------------
VA Small Value Portfolio......................................................  $     490,247   $     751,767   $     756,372
VA Large Value Portfolio......................................................        428,121         453,300         456,077
VA International Value Portfolio..............................................      1,565,014       1,687,590       1,666,104
VA International Small Portfolio..............................................        118,995         126,380         136,997